     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 REGISTRATION FILE NO. 333-84475
                                                                        811-4460

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------
                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                                 POST-EFFECTIVE
                                AMENDMENT NO. 5                              [X]
                                     AND/OR

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                 [ ]
                                AMENDMENT NO. 15                             [X]
                     (CHECK THE APPROPRIATE BOX OR BOXES.)
                            ------------------------
                  NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
           (FORMERLY PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT)
                           (EXACT NAME OF REGISTRANT)

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
               (FORMERLY PROVIDENT MUTUAL LIFE INSURANCE COMPANY)
                              (NAME OF DEPOSITOR)

                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000

                             KATHERINE DEPERI, ESQ.
                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, DC 20004-2415

     It is proposed that this filing will become effective (check appropriate box):

        [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.


        [X]  On May 1, 2003 pursuant to paragraph (b) of Rule 485.


        [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.


        [ ]  On May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.



     If appropriate, check the following box:



        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Adjustable Survivorship Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   PROSPECTUS
                                      FOR
                    FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP
                         VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA

      FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP
           VARIABLE LIFE INSURANCE POLICY

                      Issued by

     NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

                         and

    NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
      (FORMERLY PROVIDENT MUTUAL LIFE INSURANCE
                      COMPANY)

              SERVICE CENTER          MAIN ADMINISTRATIVE OFFICE
           300 CONTINENTAL DRIVE       1000 CHESTERBROOK BLVD.
          NEWARK, DELAWARE 19713      BERWYN, PENNSYLVANIA 19312

              TELEPHONE: (800) 688-5177
                                                              PROSPECTUS

                                                             May 1, 2003

This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Nationwide Life Insurance Company of America (the "Company" or "NLICA"). The Policy, which is called a "survivorship" policy because it is issued on the lives of two Insureds, is a long-term investment designed to provide significant life insurance benefits for the Insureds. This prospectus provides information that a prospective Owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

You can allocate your Policy's values to:


      -- Nationwide Provident VLI Separate Account 1 (the "Separate Account"), which invests in the Portfolios listed on the next page; or


      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

PLEASE NOTE THAT THE POLICIES AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;

      --  ARE NOT FEDERALLY INSURED;

      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND

      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

   THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Portfolios available for investment are offered through the following Funds:



     -- AIM VARIABLE INSURANCE FUNDS, INC.



     -- THE ALGER AMERICAN FUND



     -- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



     -- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.



     -- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS II, INC.



     -- DREYFUS INVESTMENT PORTFOLIOS



     -- DREYFUS STOCK INDEX FUND, INC.



     -- DREYFUS VARIABLE INVESTMENT FUND



     -- FEDERATED INSURANCE SERIES



     -- FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS



     -- FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



     -- GARTMORE VARIABLE INSURANCE TRUST



     -- JANUS ASPEN SERIES



     -- MFS(R) VARIABLE INSURANCE TRUST



     -- NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



     -- OPPENHEIMER VARIABLE ACCOUNT FUNDS



     -- PUTNAM VARIABLE TRUST



     -- STRONG OPPORTUNITY FUND II, INC.



     -- STRONG VARIABLE INSURANCE FUNDS, INC.



     -- VAN ECK WORLDWIDE INSURANCE TRUST



     -- VAN KAMPEN -- THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The following Portfolios are available under the Policy:



     -- AIM VARIABLE INSURANCE FUNDS, INC. (SERIES I)


        AIM V.I. Basic Value Fund


        AIM V.I. Capital Appreciation Fund


        AIM V.I. Capital Development Fund



     -- THE ALGER AMERICAN FUND (CLASS O SHARES)


        Small Capitalization Portfolio(1)



     -- ALLIANCEBERNSTEIN VARIABLE PRODUCTS
        SERIES FUND, INC. (CLASS A)


AllianceBernstein Growth & Income   Portfolio


AllianceBernstein Small Cap Value   Portfolio



     -- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. (CLASS I)


        VP Income & Growth Fund


        VP International Fund


        VP Ultra(R) Fund


        VP Value Fund



     -- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS II, INC. (CLASS II)


        VP Inflation Protection Fund



     -- DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)


        Small Cap Stock Index Portfolio



     -- DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)


        Dreyfus Stock Index Fund, Inc.



     -- DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)


        Appreciation Portfolio


        Developing Leaders Portfolio



     -- FEDERATED INSURANCE SERIES (PRIMARY SHARES)


        American Leaders Fund II


        Capital Appreciation Fund II


        Quality Bond Fund II



     -- FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


        Asset Manager(SM) Portfolio (Initial Class)(1)


        Contrafund(R) Portfolio (Initial Class)


        Equity-Income Portfolio (Initial Class)


        Growth Portfolio (Initial Class)


        High Income Portfolio (Initial Class)(1)


        Investment Grade Bond Portfolio (Initial Class)


        Mid Cap Portfolio (Service Class)


        Overseas Portfolio (Initial Class)


        Value Strategies Portfolio (Service Class)



     -- FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)


        Franklin Rising Dividends Securities Fund


        Franklin Small Cap Value Securities Fund


        Templeton Foreign Securities Fund



     -- GARTMORE VARIABLE INSURANCE TRUST


        Comstock GVIT Value Fund (Class IV)(2)


        Dreyfus GVIT International Value Fund (Class IV)(2)


        Dreyfus GVIT Mid Cap Index Fund (Class I)


        Federated GVIT High Income Bond Fund (Class I)


        Gartmore GVIT Emerging Markets Fund (Class I)


        Gartmore GVIT Global Financial Services Fund (Class I)


        Gartmore GVIT Global Health Sciences Fund (Class I)


        Gartmore GVIT Global Technology and Communications Fund (Class I)


        Gartmore GVIT Global Utilities Fund (Class I)


        Gartmore GVIT Government Bond Fund (Class IV)(2)


        Gartmore GVIT Growth Fund (Class IV)(1),(2)


        Gartmore GVIT Investor Destinations Aggressive Fund


        Gartmore GVIT Investor Destinations Conservative Fund


        Gartmore GVIT Investor Destinations Moderate Fund


        Gartmore GVIT Investor Destinations Moderately Aggressive Fund


        Gartmore GVIT Investor Destinations Moderately Conservative Fund


        Gartmore GVIT Mid Cap Growth Fund (Class IV)(2)


        Gartmore GVIT Money Market Fund (Class IV)(2)


        Gartmore GVIT Nationwide(R) Fund (Class IV)(2)


        Gartmore GVIT US Growth Leaders Fund (Class I)


        GVIT Equity 500 Index Fund (Class IV)(1),(2)


        GVIT Small Cap Growth Fund (Class I)


        GVIT Small Cap Value Fund (Class IV)(2)


        GVIT Small Company Fund (Class IV)(2)


        J.P. Morgan GVIT Balanced Fund (Class IV)(1),(2)


        Van Kampen GVIT Multi Sector Bond Fund (Class I)

     -- JANUS ASPEN SERIES (SERVICE SHARES)


        Balanced Portfolio


        Capital Appreciation Portfolio


        Global Technology Portfolio(1)


        International Growth Portfolio


        Risk-Managed Large Cap Core Portfolio



     -- MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)


        Investors Growth Stock Series


        Value Series



     -- NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST


        Fasciano Portfolio (Class S)


        Limited Maturity Bond Portfolio (Class I)


        Mid Cap Growth Portfolio (Class I)


        Partners Portfolio (Class I)(1)


        Socially Responsive Portfolio (Class I)



     -- OPPENHEIMER VARIABLE ACCOUNT FUNDS (INITIAL CLASS)


        Capital Appreciation Fund/VA


        Global Securities Fund/VA


        High Income Fund/VA


        Main Street(R) Fund/VA (formerly Main Street(R) Growth & Income Fund/VA)


        Main Street(R) Small Cap Fund/VA



     -- PUTNAM VARIABLE TRUST (CLASS 1B)


        Growth & Income Fund


        International Equity Fund


        Voyager Fund



     -- STRONG OPPORTUNITY FUND II, INC. (INVESTOR CLASS)


        Strong Opportunity Fund II(1)



     -- STRONG VARIABLE INSURANCE FUNDS, INC. (INVESTOR CLASS)


        Strong Mid Cap Growth Fund II(1)



     -- VAN ECK WORLDWIDE INSURANCE TRUST


        Worldwide Bond Portfolio(1)


        Worldwide Emerging Markets Portfolio(1)


        Worldwide Hard Assets Portfolio(1)


        Worldwide Real Estate Portfolio(1)



     -- VAN KAMPEN -- THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)


        Core Plus Fixed Income Portfolio


        Emerging Markets Debt Portfolio


        U.S. Real Estate Portfolio


---------------


(1) This Portfolio is not available for the allocation of Premiums or transfer of Policy Account Value for contracts purchased on or after May 1, 2003.



(2) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust.
    Specifically:



    -- The Market Street Fund All Pro Large Cap Value Portfolio merged with the
       Comstock GVIT Value Fund;



    -- The Market Street Fund International Portfolio merged with the Dreyfus
       GVIT International Value Fund;



    -- The Market Street Fund Bond Portfolio merged with the Gartmore GVIT
       Government Bond Fund;



    -- The Market Street Fund All Pro Large Cap Growth Portfolio merged with the
       Gartmore GVIT Growth Fund;



    -- The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore
       GVIT Mid Cap Growth Fund;



    -- The Market Street Fund Money Market Portfolio merged with the Gartmore
       GVIT Money Market Fund;



    -- The Market Street Fund All Pro Broad Equity Portfolio merged with the
       Gartmore GVIT Nationwide(R) Fund;



    -- The Market Street Fund Equity 500 Index Portfolio merged with the GVIT
       Equity 500 Index Fund;



    -- The Market Street Fund All Pro Small Cap Value Portfolio merged with the
       GVIT Small Cap Value Fund;



    -- The Market Street Fund All Pro Small Cap Growth Portfolio merged with the
       GVIT Small Company Fund; and



    -- The Market Street Fund Balanced Portfolio merged with the J.P. Morgan
       GVIT Balanced Fund.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


POLICY BENEFITS/RISKS SUMMARY.........    1
  POLICY BENEFITS.....................    1
     Death Benefit....................    1
     Policy Cancellation, Surrender,
       and Partial Withdrawals........    2
     Transfers........................    2
     Loans............................    2
     Personalized Illustrations.......    3
  POLICY RISKS........................    3
     Investment Risk..................    3
     Risk of Increase in Current Fees
       and Charges....................    3
     Risk of Lapse....................    3
     Tax Risks........................    3
     Withdrawal and Surrender Risks...    4
     Loan Risks.......................    4
  PORTFOLIO RISKS.....................    4
FEE TABLE.............................    5
THE POLICY............................   16
  Purchasing a Policy.................   16
  When Insurance Coverage Takes
     Effect...........................   16
  Canceling a Policy (Free Look
     Right)...........................   16
  Ownership and Beneficiary Rights....   17
  Modifying the Policy................   17
  Other Policies......................   17
PREMIUMS..............................   18
  Allocating Premiums.................   19
  Delay in Allocation.................   19
POLICY ACCOUNT VALUES.................   19
  Policy Account Value................   19
  Net Cash Surrender Value............   20
  Subaccount Value....................   20
  Unit Value..........................   20
  Guaranteed Account Value............   21
  Special Policy Account Value
     Credit...........................   21
DEATH BENEFIT.........................   21
  Insurance Proceeds..................   21
  Death Benefit Options...............   22
  Changing Death Benefit Options......   23
  Decreasing the Face Amount..........   23
  Settlement Options..................   23
SURRENDERS AND PARTIAL WITHDRAWALS....   24
  Surrenders..........................   24
  Partial Withdrawals.................   24
TRANSFERS.............................   25
  Additional Transfer Rights..........   26
LOANS.................................   26
TELEPHONE, FAX, AND E-MAIL REQUESTS...   28
POLICY LAPSE AND REINSTATEMENT........   28
  Lapse...............................   28
  Reinstatement.......................   29
THE COMPANY AND THE GUARANTEED
  ACCOUNT.............................   29
  Nationwide Life Insurance Company of
     America..........................   29
  The Guaranteed Account..............   29
THE SEPARATE ACCOUNT AND THE
  PORTFOLIOS..........................   30
  The Separate Account................   30
  The Portfolios......................   31
  Addition, Deletion, or Substitution
     of Investments...................   37
  Voting Portfolio Shares.............   38
CHARGES AND DEDUCTIONS................   38
  Premium Expense Charge..............   38
  Monthly Deduction...................   39
  Mortality and Expense Risk Charge...   40
  Surrender Charges...................   41
  Partial Withdrawal Charge...........   42
  Transfer Charge.....................   42
  Loan Interest Charge................   43
  Portfolio Expenses..................   43
FEDERAL TAX CONSIDERATIONS............   43
  Tax Treatment of Policy Benefits....   44
SPLIT DOLLAR ARRANGEMENTS.............   47
SUPPLEMENTAL BENEFITS AND RIDERS......   47
SALE OF THE POLICIES..................   48
STATE VARIATIONS......................   49
LEGAL PROCEEDINGS.....................   49
FINANCIAL STATEMENTS..................   50
GLOSSARY..............................   51
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS...................   54

POLICY BENEFITS/RISKS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Policy is a flexible premium adjustable survivorship variable life insurance policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Guaranteed Account, the Premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE ANY MINIMUM POLICY ACCOUNT VALUE. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. THE GLOSSARY AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                POLICY BENEFITS

DEATH BENEFIT

 -- INSURANCE PROCEEDS. We pay Insurance Proceeds to the Beneficiary upon due proof of the deaths of both Insureds. The Insurance Proceeds are not payable, in whole or in part, at the time of the Insureds' first death. The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.

 -- DEATH BENEFIT OPTION A AND OPTION B. In the Application, you choose between two death benefit options under the Policy. We will not issue the Policy until you have elected a death benefit option. We calculate the amount available under each death benefit option as of the last surviving Insured's date of death.

  -- DEATH BENEFIT OPTION A is equal to the greater of:

      -- the Face Amount (which is the amount of insurance you select); OR

      -- the Policy Account Value multiplied by the applicable percentage listed in the table below.

  -- DEATH BENEFIT OPTION B is equal to the greater of:

      -- the Face Amount PLUS the Policy Account Value; or

      -- the Policy Account Value multiplied by the applicable percentage listed in the table below.

     ATTAINED AGE                         ATTAINED AGE
OF THE YOUNGER INSURED  PERCENTAGE   OF THE YOUNGER INSURED  PERCENTAGE
----------------------  ----------   ----------------------  ----------
     40 and under          250%                60               130%
     45                    215%                65               120%
     50                    185%                70               115%
     55                    150%          75 through 90          105%
                                         95 through 99          100%

  For Attained Ages not shown, the percentages decrease pro rata for each full year.

      -- CHANGE IN DEATH BENEFIT OPTION AND DECREASE IN FACE AMOUNT. After the first Policy Year, you may change death benefit options while the Policy is in force. Also, after the first Policy Year, you may decrease the Face Amount subject to certain conditions. We may apply a surrender charge if you decrease your Face Amount. A change in death benefit option or Face Amount may have tax consequences.

POLICY CANCELLATION, SURRENDER, AND PARTIAL WITHDRAWALS

 -- POLICY CANCELLATION. When you receive your Policy, a 10-day "free look" period begins. You may return your Policy during this period and receive a refund.

 -- SURRENDER. At any time while the Policy is in force, you may make a Written Request (by submitting our Surrender form to us) to Surrender your Policy and receive the Net Cash Surrender Value. A Surrender may have tax consequences.

 -- PARTIAL WITHDRAWALS. After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules. Partial withdrawals may have tax consequences.

     -- You must request at least $1,500.

     -- For each partial withdrawal, we deduct a $25 fee from the remaining
        Policy Account Value.

     -- If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal.

     -- Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

TRANSFERS

 --  You may make transfers among the Subaccounts and the Guaranteed Account.

 --  We charge $25 for the 13th and each additional transfer during a Policy
     Year.

 -- Transfers out of the Guaranteed Account may be made only within 30 days of a Policy Anniversary.

 -- The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

LOANS

 -- You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the Net Cash Surrender Value. Loans may have tax consequences.

 -- We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan. Charged interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the Policy Year.

 -- We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%. We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.

 -- As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

 -- You may repay all or part of your Indebtedness at any time while at least one Insured is living and the Policy is in force.

 -- We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the death of the last surviving Insured.

PERSONALIZED ILLUSTRATIONS

 -- You will receive personalized illustrations that reflect your own particular circumstances. These illustrations may help you to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help you compare the Policy to other life insurance policies. These illustrations also show the value of Premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the Premiums paid plus accumulated interest) if you Surrender the Policy in the early Policy Years. Therefore, you should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

                                  POLICY RISKS

INVESTMENT RISK

If you invest your Policy Account Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, we deduct Policy fees and charges from your Policy Account Value, which can significantly reduce your Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value. You COULD lose everything you invest and your Policy could Lapse without value, unless you pay additional Premiums. If you allocate Net Premiums to the Guaranteed Account, then we credit your Policy Account Value (in the Guaranteed Account) with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.


RISK OF INCREASE IN CURRENT FEES AND CHARGES



Certain fees and charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, you may need to increase the amount and/or frequency of Premiums to keep the Policy in force.


RISK OF LAPSE

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period. Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero. Your Policy generally will not Lapse: (1) during the first 5 Policy Years, if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; (2) if you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or (3) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

TAX RISKS

We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although other taxes, such as estate taxes, may apply.

Depending on the total amount of Premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, then Surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on Surrenders, partial withdrawals, and loans taken before you attain age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

WITHDRAWAL AND SURRENDER RISKS

The surrender charge under the Policy applies for 15 Policy Years after the Policy Date. It is possible that you will receive no Net Cash Surrender Value if you Surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to Surrender all or part of the Policy Account Value in the near future. We designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT.

Even if you do not ask to Surrender your Policy, surrender charges may play a role in determining whether your Policy will Lapse (terminate without value), because surrender charges decrease the Net Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly Lapse). See "Risk of Lapse," above.

Partial withdrawals are not permitted during the first Policy Year, and we will reduce the Face Amount by the amount of the partial withdrawal if Death Benefit Option A is in effect.

A Surrender or partial withdrawal may have tax consequences.

LOAN RISKS


A Policy loan, whether or not repaid, will affect Policy Account Value over time because we subtract the amount of the loan from the Subaccounts and/or Guaranteed Account as collateral and hold it in the Loan Account. This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.



We reduce the amount we pay on the death of the last surviving Insured by the amount of any Indebtedness. Your Policy may Lapse (terminate without value) if your Indebtedness reduces the Net Cash Surrender Value to zero.


A loan may have tax consequences. In addition, if you Surrender a Policy which is not a MEC or allow it to Lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

                                PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information.

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and Surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, Surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.


----------------------------------------------------------------------------------------------
                                       TRANSACTION FEES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 MAXIMUM CHARGE
 IMPOSED ON PREMIUMS
 (PREMIUM EXPENSE
 CHARGE):
----------------------------------------------------------------------------------------------
  Premium Tax            Upon receipt of each    0-4% of each premium    0-4% of each premium
  Charge(1)                premium payment      payment, depending on   payment, depending on
                                                 the Insureds' states    the Insureds' states
                                                     of residence            of residence
----------------------------------------------------------------------------------------------
  Percent of Premium     Upon receipt of each   6% of premium payments      6% of premium
  Charge                   premium payment                                   payments(2)
----------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED
 SURRENDER CHARGE:
----------------------------------------------------------------------------------------------
  Deferred Sales        Upon Surrender, Lapse,  The lesser of: (1) 30%  The lesser of: (1) 30%
  Charge(3)              or decrease in Face     of all Premiums paid    of all Premiums paid
                          Amount during the         to the date of          to the date of
                        first 15 Policy Years   Surrender or Lapse, or  Surrender or Lapse, or
                                                  (2) during Policy       (2) during Policy
                                                Years 1-11, 60% of the  Years 1-11, 60% of the
                                                Target Premium(4) for   Target Premium(4) for
                                                   the Initial Face        the Initial Face
                                                        Amount                  Amount

----------------------------------------------------------------------------------------------
  Deferred              Upon Surrender, Lapse,   During Policy Years     During Policy Years
  Administrative         or decrease in Face    1-11, $5.00 per $1,000  1-11, $5.00 per $1,000
  Charge(5)               Amount during the         of Face Amount          of Face Amount
                        first 15 Policy Years

----------------------------------------------------------------------------------------------
 OTHER WITHDRAWAL/           Upon partial         $25 per withdrawal      $25 per withdrawal
 SURRENDER FEES               withdrawal

----------------------------------------------------------------------------------------------
 TRANSFER FEES(6)           Upon transfer          $25 per transfer        $25 per transfer

----------------------------------------------------------------------------------------------

---------------

 (1) We do not deduct a premium tax charge in jurisdictions that impose no premium tax.
     Kentucky imposes an additional city premium tax that applies only to first year premium.
     This tax varies by municipality and is no greater than 12%.

 (2) After the 15th Policy Year, the percent of premium charge decreases to 1.5% of premium payments.

 (3) The deferred sales charge varies based on the Joint Equal Age of the Insureds, and decreases after Joint Equal Age 71. The deferred sales charge decreases each Policy Year to 0% after the 15th Policy Year. Upon a decrease in Face Amount, we deduct a portion of this charge.

 (4) The Target Premium varies based on each Insured's Issue Age and Face Amount. The maximum
     Target Premium for any Policy is $78.61 per $1,000 of Face Amount.

 (5) The deferred administrative charge decreases each Policy Year to $0 after the 15th Policy
     Year. Upon a decrease in Face Amount, we deduct a portion of this charge.

 (6) We do not assess a transfer charge for the first 12 transfers each Policy Year.

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.


----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------

 COST OF INSURANCE:(7)
   Minimum and Maximum    On Policy Date and     $0.00 -- $93.08 per     $0.00 -- $22.45 per
   Charge                 monthly on Policy      $1,000 of net amount    $1,000 of net amount
                            Processing Day       at risk(8) per month     at risk per month

----------------------------------------------------------------------------------------------
   Charge for male and    On Policy Date and     $0.05 per $1,000 of     $0.05 per $1,000 of
   female Insureds        monthly on Policy     net amount at risk per  net amount at risk per
   Joint Equal Age 59,      Processing Day              month                   month
   in the nonsmoker
   Premium Classes, in
   the third Policy
   Year

----------------------------------------------------------------------------------------------
 INITIAL                  On Policy Date and    $17.50 plus $0.11 per   $17.50 plus $0.11 per
 ADMINISTRATIVE           monthly on Policy      $1,000 on the first     $1,000 on the first
 CHARGE(9)                  Processing Day         million of Face         million of Face
                                                      Amount(10)              Amount(10)

----------------------------------------------------------------------------------------------
 MONTHLY                  On Policy Date and      $12 plus $0.03 per     $7.50 plus $0.01 per
 ADMINISTRATIVE CHARGE    monthly on Policy     $1,000 of Face Amount   $1,000 of Face Amount
                            Processing Day

----------------------------------------------------------------------------------------------
 MORTALITY AND EXPENSE          Daily            Annual rate of 0.90%    Annual rate of 0.75%
 RISK CHARGE(11)                                 of the average daily    of the average daily
                                                  net assets of each      net assets of each
                                                  Subaccount you are      Subaccount you are
                                                     invested in             invested in

----------------------------------------------------------------------------------------------


---------------


 (7) Cost of insurance charges vary based on each Insured's Issue Age, sex, Premium Class,
     Policy Year, and net amount at risk. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Service Center. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each
     Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.



 (8) The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.



 (9) We only deduct the initial administrative charge on the first 12 Policy Processing Days.



(10) The initial administrative charge decreases for each million of Face Amount over the first million to $0 on any excess Face Amount over 5 million.



(11) The mortality and expense risk charge may be offset by the Special Policy Account Value
     Credit, which is an amount added to the Policy Account Value in the Subaccounts under certain conditions. (See "Policy Account Values -- Special Policy Account Value Credit.")

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 LOAN INTEREST          On Policy Anniversary    Annual rate of 6.00%    Annual rate of 6.00%
 CHARGE(12)                 or earlier, as        of the loan amount      of the loan amount
                            applicable(13)

----------------------------------------------------------------------------------------------
 OPTIONAL CHARGES:(14)

----------------------------------------------------------------------------------------------
  Change of Insured              N/A                     None                    None
  Rider

----------------------------------------------------------------------------------------------

  Convertible Term       On Rider Policy Date    $0.09 -- $420.82 per    $0.06 -- $113.16 per
  Life Insurance        and monthly on Policy      $1,000 of Rider         $1,000 of Rider
  Rider:                    Processing Day       coverage amount per     coverage amount per
                                                        month                   month
   Minimum and Maximum
   Charge

----------------------------------------------------------------------------------------------
   Charge for a female   On Rider Policy Date    $0.19 per $1,000 of     $0.13 per $1,000 of
   Insured, Attained    and monthly on Policy   Rider coverage amount   Rider coverage amount
   Age 41, in the           Processing Day            per month               per month
   nonsmoker Premium
   Class

----------------------------------------------------------------------------------------------

  Disability Waiver      On Rider Policy Date     $0.01 -- $1.76 per      $0.01 -- $1.76 per
  Benefit Rider:        and monthly on Policy    $1,000 net amount at    $1,000 net amount at
                            Processing Day          risk per month          risk per month
   Minimum and Maximum
   Charge

----------------------------------------------------------------------------------------------
   Charge for an         On Rider Policy Date    $0.41 per $1,000 net    $0.41 per $1,000 net
   Insured, Attained    and monthly on Policy     amount at risk per      amount at risk per
   Age 41                   Processing Day              month                   month

----------------------------------------------------------------------------------------------
  Final Policy Date              N/A                     None                    None
  Extension Rider

----------------------------------------------------------------------------------------------

  Four Year              On Rider Policy Date     $0.03 -- $2.75 per      $0.03 -- $0.15 per
  Survivorship Term     and monthly on Policy      $1,000 of Rider         $1,000 of Rider
  Life Insurance            Processing Day       coverage amount per     coverage amount per
  Rider:                                                month                   month
   Minimum and Maximum
   Charge

----------------------------------------------------------------------------------------------


---------------


(12) The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest we charge you for a loan (6.00% annually) and the amount of interest we credit to the Loan Account (guaranteed not be lower than 4.00% annually)).
     After offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% annually, and after offsetting the
     5.50% interest we currently credit to the Loan Account after the first 15 Policy Years, the net cost of loans is 0.50% annually.



(13) While a Policy loan is outstanding, loan interest is payable in arrears on each Policy
     Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the last surviving Insured's death.



(14) Charges for the Convertible Term Life Insurance Rider, Disability Waiver Benefit Rider,
     Four Year Survivorship Term Life Insurance Rider, and Survivorship Additional Insurance
     Benefit Rider may vary based on each Insured's Issue or Attained Age, sex, Premium Class,
     Policy Year, Face Amount, and net amount at risk. Charges based on Attained Age may increase as each Insured ages. The Rider charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the Rider charges applicable to your Policy, and more detailed information concerning these Rider charges is available on request from our Service Center. Also, before you purchase the
     Policy, we will provide you personalized illustrations of your future benefits under the
     Policy based upon each Insured's Issue Age and Premium Class, the death benefit option,
     Face Amount, planned periodic premiums, and Riders requested.

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
   Charge for male and   On Rider Policy Date    $0.12 per $1,000 of     $0.03 per $1,000 of
   female Insureds,     and monthly on Policy   Rider coverage amount   Rider coverage amount
   Joint Equal Age 60       Processing Day            per month               per month

----------------------------------------------------------------------------------------------
  Guaranteed Minimum     On Rider Policy Date   $0.01 per every $1,000  $0.01 per every $1,000
  Death Benefit Rider   and monthly on Policy     of Face Amount per      of Face Amount per
                            Processing Day              month                   month

----------------------------------------------------------------------------------------------
  Policy Split Option            N/A                     None                    None
  Rider

----------------------------------------------------------------------------------------------

  Survivorship           On Rider Policy Date    $0.00 -- $93.08 per     $0.00 -- $20.79 per
  Additional Insurance  and monthly on Policy      $1,000 of Rider         $1,000 of Rider
  Benefit Rider:            Processing Day       coverage amount per     coverage amount per
                                                        month                   month
   Minimum and Maximum
   Charge

----------------------------------------------------------------------------------------------
   Charge for male and   On Rider Policy Date    $0.01 per $1,000 of     $0.01 per $1,000 of
   female Insureds,     and monthly on Policy   Rider coverage amount   Rider coverage amount
   Joint Equal Age 55,      Processing Day            per month               per month
   in the preferred
   Premium Classes, in
   the second Policy
   Year following the
   Rider Policy Date

----------------------------------------------------------------------------------------------

The following tables describe the Portfolio fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy. The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by any of the Portfolios for the fiscal year ended December 31, 2002.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):


---------------------------------------------------------------------------------------
                                                              MINIMUM           MAXIMUM
---------------------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that
 are deducted from Portfolio assets, including management
 fees, distribution and/or service (12b-1) fees, and other
 expenses)                                                      0.27%     --     4.37%
---------------------------------------------------------------------------------------

The following table shows the fees and expenses charged by each Portfolio for the fiscal year ended December 31, 2002.


ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):



---------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                              GROSS                         TOTAL
                                                                              TOTAL                        ANNUAL
                                                     OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                                  DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                             MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                       FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
  FUNDS, INC. (SERIES I)

---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund    0.73%        N/A      0.00%        0.43%      1.16%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital
  Appreciation Fund            0.61%        N/A      0.00%        0.24%      0.85%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital
  Development Fund             0.75%        N/A      0.00%        0.39%      1.14%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND
  (CLASS O SHARES)

---------------------------------------------------------------------------------------------------------------------
  Small Capitalization
  Portfolio                    0.85%        N/A      0.00%        0.12%      0.97%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND
  (CLASS A)

---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth
  & Income Portfolio           0.63%        N/A      0.00%        0.05%      0.68%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small
  Cap Value Portfolio(1)       1.00%        N/A      0.00%        0.41%      1.41%         0.21%           1.20%

---------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (CLASS
  I)

---------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund      0.70%        N/A      0.00%        0.00%      0.70%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  VP International Fund(2)     1.30%        N/A      0.00%        0.00%      1.30%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund(2)          1.00%        N/A      0.00%        0.00%      1.00%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  VP Value Fund(2)             0.95%        N/A      0.00%        0.00%      0.95%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE
  PORTFOLIOS II, INC.
  (CLASS II)

---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection
  Fund                         0.51%      0.25%      0.00%        0.00%      0.76%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT
  PORTFOLIOS (SERVICE
  SHARES)

---------------------------------------------------------------------------------------------------------------------
  Small Cap Stock Index
  Portfolio                    0.35%      0.25%      0.00%        0.00%      0.60%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND,
  INC. (INITIAL SHARES)

---------------------------------------------------------------------------------------------------------------------
  Dreyfus Stock Index Fund,
  Inc.                         0.25%        N/A      0.00%        0.02%      0.27%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 DREYFUS VARIABLE
  INVESTMENT FUND (INITIAL
  SHARES)

---------------------------------------------------------------------------------------------------------------------
  Appreciation Portfolio       0.75%        N/A      0.00%        0.03%      0.78%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Developing Leaders
  Portfolio                    0.75%        N/A      0.00%        0.06%      0.81%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------


---------------


 (1) The investment adviser has contractually agreed to waive its management fees and/or to bear expenses of the
     AllianceBernstein Small Cap Value Portfolio to the extent necessary to prevent Total Annual Portfolio Operating
     Expenses from exceeding 1.20%. This agreement will continue until at least May 1, 2004.



 (2) The Portfolio has a "stepped" fee schedule. As a result, the Portfolio's management fee generally decreases as its assets increase.

---------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                              GROSS                         TOTAL
                                                                              TOTAL                        ANNUAL
                                                     OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                                  DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                             MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                       FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------------------------------------------------------------------------------------------------------------------
 FEDERATED INSURANCE SERIES
  (PRIMARY SHARES)

---------------------------------------------------------------------------------------------------------------------
  American Leaders Fund
  II(3)                        0.75%        N/A      0.25%        0.13%      1.13%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Fund
  II(4)                        0.85%      0.25%      0.25%        3.02%      4.37%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Quality Bond Fund II(4)      0.60%      0.25%      0.25%        0.13%      1.23%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE
  INSURANCE PRODUCTS FUNDS

---------------------------------------------------------------------------------------------------------------------
  Asset Manager(SM)
  Portfolio (Initial
  Class)(5),(6)                0.53%        N/A      0.00%        0.10%      0.63%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Contrafund(R) Portfolio
  (Initial Class)(5),(6)       0.58%        N/A      0.00%        0.10%      0.68%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Equity-Income Portfolio
  (Initial Class)(5),(6)       0.48%        N/A      0.00%        0.09%      0.57%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Growth Portfolio (Initial
  Class)(5),(6)                0.58%        N/A      0.00%        0.09%      0.67%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  High Income Portfolio
  (Initial Class)(5)           0.58%        N/A      0.00%        0.12%      0.70%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Investment Grade Bond
  Portfolio (Initial
  Class)(5),(7)                0.43%        N/A      0.00%        0.11%      0.54%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Mid Cap Portfolio
  (Service Class)(6)           0.58%      0.10%      0.00%        0.12%      0.80%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------


---------------


 (3) The shareholder services provider for the Federated American Leaders Fund II voluntarily agreed to waive the shareholder services fee. After taking into account this voluntary waiver, Total Annual Portfolio Operating
     Expenses were 0.88% during 2002. The shareholder services provider can terminate this voluntary waiver at any time, although the provider has no intention of assessing a shareholder services fee during the fiscal year ending December 31, 2003.



 (4) The adviser, distributor, and shareholder services provider for the Federated Capital Appreciation Fund II and the Federated Quality Bond Fund II voluntarily agreed to waive part or all of the management fee, 12b-1 fee, shareholder services fee, and/or Other Expenses. After taking into account these voluntary waivers, the Total
     Annual Portfolio Operating Expenses for the Federated Capital Appreciation Fund II and the Federated Quality
     Bond Fund II were 0.90% and 0.70%, respectively, during 2002. These voluntary arrangements can be terminated at any time, although neither the distributor nor the shareholder services provider intend to assess a 12b-1 fee or shareholder services fee during the fiscal year ending December 31, 2003.



 (5) The Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio are referred to in certain of the financial statements for the Separate Account as Portfolios of Variable Insurance Products Fund.
     The Asset Manager(SM) Portfolio, Contrafund(R) Portfolio, and Investment Grade Bond Portfolio are referred to in certain of the financial statements for the Separate Account as Portfolios of Variable Insurance Products Fund
     II.



 (6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the
     Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the
     Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. After taking into account these voluntary offsets, Total Annual Portfolio
     Operating Expenses for the Fidelity VIP Asset Manager Portfolio, the Fidelity VIP Contrafund Portfolio, the
     Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, the Fidelity VIP Mid Cap Portfolio, the
     Fidelity VIP Overseas Portfolio, and the Fidelity VIP Value Strategies Portfolio were 0.61%, 0.64%, 0.56%,
     0.61%, 0.73%, 0.86%, and 1.05%, respectively, during 2002. These offsets may be discontinued at any time.



 (7) Through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. After taking into account these voluntary offsets, the Total Annual Portfolio Operating Expenses for the Fidelity VIP Investment Grade Bond Portfolio were
     0.53% during 2002. These offsets may be discontinued at any time.

---------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                              GROSS                         TOTAL
                                                                              TOTAL                        ANNUAL
                                                     OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                                  DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                             MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                       FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio
  (Initial Class)(5),(6)       0.73%        N/A      0.00%        0.17%      0.90%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Value Strategies
  Portfolio (Service
  Class)(6),(8)                0.58%      0.10%      0.00%        0.84%      1.52%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST (CLASS 1)

---------------------------------------------------------------------------------------------------------------------
  Franklin Rising Dividends
  Securities Fund(9)           0.75%        N/A      0.00%        0.02%      0.77%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value
  Securities Fund(9)           0.60%        N/A      0.00%        0.20%      0.80%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign
  Securities Fund(9)           0.69%        N/A      0.00%        0.22%      0.91%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 GARTMORE VARIABLE
  INSURANCE TRUST

---------------------------------------------------------------------------------------------------------------------
  Comstock GVIT Value Fund
  (Class IV)(10)               0.80%        N/A      0.00%        0.31%      1.11%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Dreyfus GVIT
  International Value Fund
  (Class IV)(10)               0.75%        N/A      0.00%        0.26%      1.01%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Dreyfus GVIT Mid Cap
  Index Fund (Class I)         0.50%        N/A      0.00%        0.25%      0.75%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Federated GVIT High
  Income Bond Fund (Class
  I)                           0.70%        N/A      0.00%        0.28%      0.98%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Emerging
  Markets Fund (Class I)       1.15%        N/A      0.00%        0.26%      1.41%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Global
  Financial Services Fund
  (Class I)                    1.00%        N/A      0.00%        0.40%      1.40%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Global
  Health Sciences Fund
  (Class I)                    1.00%        N/A      0.00%        0.30%      1.30%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------


---------------


 (8) The manager for the Fidelity VIP Value Strategies Portfolio has voluntarily agreed to reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 1.10%. After taking into account this voluntary arrangement (as well as the voluntary offset arrangement described in Footnote 6), Total Annual Portfolio
     Operating Expenses for the Portfolio were 1.05% during 2002. This arrangement can be discontinued at any time.



 (9) The adviser for the Franklin Templeton Variable Investment Products voluntarily agreed to waive a portion of its management fee for the year ending December 31, 2002. After taking into account this voluntary waiver, the Total
     Annual Portfolio Operating Expenses for the Franklin Rising Dividends Securities Portfolio, Franklin Small Cap
     Value Securities Portfolio, and Templeton Foreign Securities Portfolio were 0.76%, 0.77%, 0.90%, respectively, during 2002. This waiver arrangement can be terminated at any time.



(10) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into
     Gartmore Variable Insurance Trust. Specifically: (a) The Market Street Fund All Pro Large Cap Value Portfolio
     merged with the Comstock GVIT Value Fund; (b) The Market Street Fund International Portfolio merged with the
     Dreyfus GVIT International Value Fund; (c) The Market Street Fund Bond Portfolio merged with the Gartmore GVIT
     Government Bond Fund; (d) The Market Street Fund All Pro Large Cap Growth Portfolio merged with the Gartmore
     GVIT Growth Fund; (e) The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap
     Growth Fund; (f) The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund;
     (g) The Market Street Fund All Pro Broad Equity Portfolio merged with the Gartmore GVIT Nationwide(R) Fund; (h)
     The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund; (i) The Market
     Street Fund All Pro Small Cap Value Portfolio merged with the GVIT Small Cap Value Fund; (j) The Market Street
     Fund All Pro Small Cap Growth Portfolio merged with the GVIT Small Company Fund; and (k) The Market Street Fund
     Balanced Portfolio merged with the J.P. Morgan GVIT Balanced Fund.
    In addition, because the Dreyfus GVIT International Value Fund, the Gartmore GVIT Mid Cap Growth Fund, and the
     GVIT Equity 500 Index Fund were not operational as of December 31, 2002, the fees and expenses shown are estimated and/or anticipated.

---------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                              GROSS                         TOTAL
                                                                              TOTAL                        ANNUAL
                                                     OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                                  DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                             MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                       FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Global
  Technology and
  Communications Fund
  (Class I)(11)                0.98%        N/A      0.00%        0.41%      1.39%         0.01%           1.38%

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Global
  Utilities Fund (Class
  I)(11)                       0.80%        N/A      0.00%        0.44%      1.24%         0.04%           1.20%

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Government
  Bond Fund (Class IV)(10)     0.49%        N/A      0.00%        0.24%      0.73%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Growth Fund
  (Class IV)(10)               0.60%        N/A      0.00%        0.25%      0.85%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Aggressive
  Fund(12)                     0.13%      0.25%      0.00%        0.18%      0.56%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Conservative
  Fund(12)                     0.13%      0.25%      0.00%        0.18%      0.56%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Moderate
  Fund(12)                     0.13%      0.25%      0.00%        0.18%      0.56%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Moderately
  Aggressive Fund(12)          0.13%      0.25%      0.00%        0.18%      0.56%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Moderately
  Conservative Fund(12)        0.13%      0.25%      0.00%        0.18%      0.56%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------


---------------


(11) The adviser has contractually agreed to reduce the management expenses of the Gartmore GVIT Global Technology and Communications Fund and the Gartmore GVIT Global Utilities Fund to 0.97% and 0.76%, respectively, through
     April 30, 2004.



(12) The Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Conservative Fund,
     Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Aggressive
     Fund, and Gartmore GVIT Investor Destinations Moderately Conservative Fund (the "Gartmore GVIT Investor
     Destinations Portfolios") are each an asset-allocation "fund of funds" that typically allocate its assets, within predetermined percentage ranges, among portfolios of certain mutual fund companies (the "Underlying
     Funds"). Each Gartmore GVIT Investor Destinations Portfolio has its own set of operating expenses, as does each of the Underlying Funds in which it invests. If you choose to invest in one of the Gartmore GVIT Investor
     Destinations Portfolios, you will be responsible for the indirect expenses of the applicable Gartmore GVIT
     Investor Destinations Portfolio as well as those of its Underlying Funds. Each Gartmore GVIT Investor
     Destinations Portfolio indirectly bears a proportionate share of the applicable expenses of the Underlying Funds
     (including management fees) and is a shareholder of the Underlying Funds. The Underlying Funds' fees are in addition to the fees and expenses described in the fee table above for each Gartmore GVIT Investor Destinations
     Portfolio, and may change from time to time. Depending on which Underlying Funds are held by a Gartmore GVIT
     Investor Destinations Portfolio and in what proportion, the fees will vary over time. However, in order to give you an idea of what the fees for the Underlying Funds might be, the following is a calculation of each Gartmore
     GVIT Investor Destinations Portfolio's combined average expense ratio, using the expense ratios (after fee waivers and reimbursements) of the Underlying Funds as of December 31, 2002, and each Gartmore GVIT Investor
     Destinations Portfolio's target allocation. Each of the Gartmore GVIT Investor Destinations Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the
     Underlying Funds, as well as changes in the expenses of the Underlying Funds and in each of the Gartmore GVIT
     Investor Destinations Portfolios. Based on these hypothetical assumptions, the combined average expense ratio for the Underlying Funds which would have been borne indirectly by each of the Gartmore GVIT Investor
     Destinations Portfolios would have been the following:
        Gartmore GVIT Investor Destinations Aggressive Fund                                                 0.29%
        Gartmore GVIT Investor Destinations Conservative Fund                                               0.28%
        Gartmore GVIT Investor Destinations Moderate Fund                                                   0.28%
        Gartmore GVIT Investor Destinations Moderately Aggressive Fund                                      0.29%
        Gartmore GVIT Investor Destinations Moderately Conservative Fund                                    0.28%
   Expenses will differ when a Gartmore GVIT Investor Destinations Portfolio's allocation moves from its target allocation.

---------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                              GROSS                         TOTAL
                                                                              TOTAL                        ANNUAL
                                                     OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                                  DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                             MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                       FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Mid Cap
  Growth Fund (Class
  IV)(10),(13)                 0.75%        N/A      0.00%        0.26%      1.01%         0.06%           0.95%

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Money
  Market Fund (Class
  IV)(10)                      0.38%        N/A      0.00%        0.24%      0.62%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT
  Nationwide(R) Fund (Class
  IV)(10)                      0.59%        N/A      0.00%        0.25%      0.84%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Gartmore GVIT US Growth
  Leaders Fund (Class I)       0.90%        N/A      0.00%        0.28%      1.18%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  GVIT Equity 500 Index
  Fund (Class IV)(10),(14)     0.24%        N/A      0.00%        0.22%      0.46%         0.18%           0.28%

---------------------------------------------------------------------------------------------------------------------
  GVIT Small Cap Growth
  Fund (Class I)               1.10%        N/A      0.00%        0.25%      1.35%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  GVIT Small Cap Value Fund
  (Class IV)(10)               0.87%        N/A      0.00%        0.24%      1.11%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  GVIT Small Company Fund
  (Class IV)(10)               0.93%        N/A      0.00%        0.25%      1.18%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  J.P. Morgan GVIT Balanced
  Fund (Class IV)(10)          0.73%        N/A      0.00%        0.27%      1.00%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Van Kampen GVIT Multi
  Sector Bond Fund (Class
  I)                           0.75%        N/A      0.00%        0.27%      1.02%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES
  (SERVICE SHARES)

---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio           0.65%      0.25%      0.00%        0.02%      0.92%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Capital Appreciation
  Portfolio                    0.65%      0.25%      0.00%        0.02%      0.92%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Global Technology
  Portfolio                    0.65%      0.25%      0.00%        0.07%      0.97%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  International Growth
  Portfolio                    0.65%      0.25%      0.00%        0.09%      0.99%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Risk-Managed Large Cap
  Core Portfolio(15)           0.65%      0.25%      0.00%        0.44%      1.34%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
  TRUST (INITIAL CLASS)

---------------------------------------------------------------------------------------------------------------------
  Investors Growth Stock
  Series(16)                   0.75%        N/A      0.00%        0.13%      0.88%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------


---------------


(13) The adviser has contractually agreed to reduce its management fee for the Gartmore GVIT Mid Cap Growth Fund to the extent that Total Annual Portfolio Expenses exceed 0.95%. This agreement will continue until at least
     October 1, 2004.



(14) The adviser has contractually agreed to reduce its management fee for the GVIT Equity 500 Index Fund to the extent Total Annual Portfolio Expenses exceed 0.28%. This agreement will continue until at least October 1,
     2004.



(15) Because the Janus Risk-Managed Large Cap Core Portfolio was not operational as of December 31, 2002, Other
     Expenses are based upon estimated expenses the Portfolio expects to incur during its initial fiscal year.



(16) The MFS Investors Growth Stock Series has a voluntary expense offset arrangement that can be terminated at any time that reduces the custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. The Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolio's expenses. After taking into account these arrangements, the Total Annual Portfolio Operating Expenses for the MFS Investors Growth Stock Series
     would have been 0.87% during 2002.

---------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                              GROSS                         TOTAL
                                                                              TOTAL                        ANNUAL
                                                     OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                                  DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                             MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                       FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------------------------------------------------------------------------------------------------------------------
  Value Series(17)             0.75%        N/A      0.00%        2.19%      2.94%         2.04%           0.90%

---------------------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST

---------------------------------------------------------------------------------------------------------------------
  Fasciano Portfolio (Class
  S)(18)                       1.15%      0.25%      0.00%        0.50%      1.90%         0.50%           1.40%

---------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond
  Portfolio (Class I)          0.65%        N/A      0.00%        0.11%      0.76%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio
  (Class I)                    0.84%        N/A      0.00%        0.11%      0.95%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Partners Portfolio (Class
  I)                           0.83%        N/A      0.00%        0.08%      0.91%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Socially Responsive
  Portfolio (Class I)(18)      0.85%        N/A      0.00%        2.02%      2.87%         1.36%           1.51%

---------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE
  ACCOUNT FUNDS (INITIAL
  CLASS)

---------------------------------------------------------------------------------------------------------------------
  Capital Appreciation
  Fund/VA                      0.65%        N/A      0.00%        0.01%      0.66%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Global Securities Fund/
  VA                           0.65%        N/A      0.00%        0.02%      0.67%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  High Income Fund/VA          0.74%        N/A      0.00%        0.03%      0.77%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Main Street(R) Fund/VA
  (formerly Main Street(R)
  Growth & Income Fund/VA)     0.68%        N/A      0.00%        0.01%      0.69%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Main Street(R) Small Cap
  Fund/VA                      0.75%        N/A      0.00%        0.25%      1.00%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 PUTNAM VARIABLE TRUST
  (CLASS 1B)

---------------------------------------------------------------------------------------------------------------------
  Growth & Income Fund         0.48%      0.25%      0.00%        0.04%      0.77%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  International Equity Fund    0.77%      0.25%      0.00%        0.22%      1.24%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Voyager Fund                 0.54%      0.25%      0.00%        0.06%      0.85%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 STRONG OPPORTUNITY FUND
  II, INC. (INVESTOR CLASS)

---------------------------------------------------------------------------------------------------------------------
  Strong Opportunity Fund
  II(19)                       0.75%        N/A      0.00%        0.63%      1.38%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------


---------------


(17) The MFS Value Series has a voluntary expense offset arrangement that can be terminated at any time that reduces the custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. In addition, the adviser has contractually agreed, subject to reimbursement, to bear the MFS
     Value Series' expenses such that Other Expenses (after taking into account the expense offset and brokerage arrangements) do not exceed 0.15% annually. This agreement will continue until at least May 1, 2004.



(18) The adviser to the AMT Fasciano Portfolio and the AMT Socially Responsive Portfolio has contractually agreed to waive and/or reimburse certain operating expenses, including the compensation of the adviser and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, such that Total Annual
     Portfolio Operating Expenses do not exceed 1.40% and 1.50%, respectively. Any excess expenses can be repaid to the adviser within three years of the year incurred, provided such recoupment would not cause each Portfolio to exceed its contractual expense limitation. This arrangement is in effect until December 31, 2006. Moreover, the adviser has voluntarily agreed to waive fees and/or reimburse certain operating expenses of the AMT Socially
     Responsive Portfolio to the extent the Portfolio's Total Annual Portfolio Operating Expenses exceed 1.30%, excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs. After taking into account this arrangement, the Portfolio's Total Annual Portfolio Operating Expenses were 1.31% during 2002.
     This arrangement can be terminated at any time. In addition, as the AMT Fasciano Portfolio began operations after January 1, 2002, expenses in the table are annualized.



(19) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to Other Expenses that were not attributable to the adviser or its affiliates. Total Annual Portfolio Operating Expenses do not reflect these credits or voluntary waivers and/or expenses absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Portfolio Operating Expenses for the Strong Opportunity Fund II and the Strong Mid Cap
     Growth Fund II were 1.09% and 1.17%, respectively, during 2002. These voluntary waivers and/or absorptions can be modified or terminated at any time.

---------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                              GROSS                         TOTAL
                                                                              TOTAL                        ANNUAL
                                                     OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                                  DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                             MANAGEMENT   12B-1    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
PORTFOLIO                       FEES      FEES      EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
---------------------------------------------------------------------------------------------------------------------
 STRONG VARIABLE INSURANCE
  FUNDS, INC. (INVESTOR
  CLASS)

---------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth
  Fund II(19)                  0.75%        N/A      0.00%        0.72%      1.47%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 VAN ECK WORLDWIDE
  INSURANCE TRUST

---------------------------------------------------------------------------------------------------------------------
  Worldwide Bond
  Portfolio(20)                1.00%        N/A      0.00%        0.24%      1.24%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging
  Markets Portfolio(20)        1.00%        N/A      0.00%        0.36%      1.36%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets
  Portfolio(20)                1.00%        N/A      0.00%        0.23%      1.23%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate
  Portfolio(20)                1.00%        N/A      0.00%        0.48%      1.48%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN -- THE
  UNIVERSAL INSTITUTIONAL
  FUNDS, INC. (CLASS 1)

---------------------------------------------------------------------------------------------------------------------
  Core Plus Fixed Income
  Portfolio(21)                0.40%        N/A      0.00%        0.33%      0.73%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  Emerging Markets Debt
  Portfolio(21)                0.80%        N/A      0.00%        0.42%      1.22%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------
  U.S. Real Estate
  Portfolio(21)                0.80%        N/A      0.00%        0.32%      1.12%           N/A             N/A

---------------------------------------------------------------------------------------------------------------------


---------------


(20) The adviser for the Van Eck Worldwide Insurance Trust Bond Portfolio, Van Eck Worldwide Insurance Trust Emerging
     Markets Portfolio, Van Eck Worldwide Insurance Trust Hard Assets Portfolio, and Van Eck Worldwide Insurance
     Trust Real Estate Portfolio has voluntarily agreed to reduce or limit Other Expenses for the Portfolios. After taking into account these voluntary arrangements, which may be terminated at any time, Total Annual Portfolio
     Operating Expenses for Van Eck Worldwide Insurance Trust Bond Portfolio, Van Eck Worldwide Insurance Trust
     Emerging Markets Portfolio, Van Eck Worldwide Insurance Trust Hard Assets Portfolio, and Van Eck Worldwide
     Insurance Trust Real Estate Portfolio were 1.21%, 1.30%, 1.20%, and 1.46%, respectively, during 2002.



(21) The adviser has voluntarily agreed to reduce its management fee for the Van Kampen UIF Core Plus Fixed Income
     Portfolio and Van Kampen UIF U.S. Real Estate Portfolio. After taking into account these voluntary arrangements,
     Total Annual Portfolio Operating Expenses for the Van Kampen UIF Core Plus Fixed Income Portfolio and Van Kampen
     UIF U.S. Real Estate Portfolio were 0.70% and 1.10%, respectively, during 2002. These voluntary arrangements may be discontinued at any time.



The fee and expense information regarding the Portfolios was provided by those Portfolios. Other than the Gartmore Variable Insurance Trust, none of the Funds is affiliated with NLICA.

THE POLICY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PURCHASING A POLICY

To purchase a Policy, you must submit a completed Application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by NLICA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers. If you submit your Application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the Application and initial premium from your agent's broker-dealer.

The minimum Initial Face Amount is $100,000.

Generally, the Policy is available for two Insureds, each between the ages of 21 and 85 and with a Joint Equal Age between 25 and 85. We can provide you with details as to our underwriting standards when you apply for a Policy. We reserve the right to modify our minimum Face Amount and underwriting requirements at any time. We must receive Evidence of Insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an Application for any reason permitted by law.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you Surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the Surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

WHEN INSURANCE COVERAGE TAKES EFFECT

We will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insureds are alive and in the same condition of health as described in the Application. However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid. We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date.

We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting rules and Policy conditions. The amount of temporary insurance coverage we provide may be less than the amount of full insurance coverage you later receive. If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved;
(3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.

CANCELING A POLICY (FREE LOOK RIGHT)

INITIAL FREE LOOK. You may cancel a Policy during the Free Look Period by providing Written Notice of cancellation and returning the Policy to us or to the agent who sold it. The Free Look Period begins when you receive the Policy and generally expires 10 days after you receive the Policy. This period will be longer if required by state law. If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we generally will refund an amount equal to the sum of:

     1. The Policy Account Value as of the date we receive the returned Policy, plus

     2.  Any premium expense charges deducted from Premiums paid, plus

     3.  Any Monthly Deductions charged against the Policy Account Value, plus

     4. An amount reflecting other charges deducted (directly or indirectly) under the Policy.

We may postpone payment of the refund under certain conditions. The Free Look Period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and Indebtedness).

OWNERSHIP AND BENEFICIARY RIGHTS

The Policy belongs to the Owner named in the Application. While at least one Insured is living, the Owner may exercise all of the rights and options described in the Policy. The Insureds jointly are the Owner unless a different Owner is named in the Application or thereafter changed. After the death of the first Insured, the last surviving Insured is the Owner unless otherwise provided. If the Insureds and Owner are not the same, and the Owner dies while an Insured is still living, ownership rights will vest in the estate of the Owner, unless otherwise provided. To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

     -- to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

     -- to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

     -- to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with these laws.

OTHER POLICIES

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect your Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact our Service Center or your agent.

PREMIUMS
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MINIMUM INITIAL PREMIUM.  No insurance will take effect until the Minimum
Initial Premium is paid, and the health and other conditions of the Insureds described in the Application must not have changed.

PREMIUM FLEXIBILITY. When you apply for a Policy, you will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums). We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay Premiums according to any schedule. You have flexibility to determine the frequency and the amount of the Premiums you pay, and you can change the planned periodic premium schedule at any time. If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice. You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer. If you submit a premium payment to your agent, we will not begin processing the premium until we receive it from your agent's broker-dealer. If you have an outstanding Policy loan, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments. You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan. Payment of the planned periodic premiums does not guarantee that the Policy will remain in force. See "Policy Lapse and Reinstatement."

You may not pay any Premiums after the Policy's Final Policy Date. You may not pay Premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days Written Notice to you. We have the right to limit or refund any premium or portion of a premium if:

     1. The premium would disqualify the Policy as a life insurance contract under the Code;

     2. The amount you pay is less than the minimum dollar amount allowed (currently $20); or

     3. The premium would increase the net amount at risk (unless you provide us with satisfactory Evidence of Insurability).

You can stop paying Premiums at any time and your Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the last surviving Insured dies; (2) the Grace Period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your Written Notice requesting a Surrender of the Policy.

MINIMUM GUARANTEE PREMIUM. The Minimum Guarantee Premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 Policy Years. Your Policy's specifications page will show a Minimum Guarantee Premium amount for your Policy, which is based on each Insured's Issue Age, sex, Premium Class, Face Amount, and Riders. The Minimum Guarantee Premium will increase if you add supplemental benefits to your Policy. The Minimum Guarantee Premium will decrease for any supplemental benefit you decrease or discontinue. The Minimum Guarantee Premium will not decrease if you decrease the Face Amount. See "Death Benefit -- Changing the Face Amount."

PREMIUM LIMITATIONS. The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all Premiums paid under a Policy exceed these limits. We have established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits. If a premium is paid which would result in total Premiums exceeding these limits, we will accept only that portion of the premium which would make total Premiums equal the maximum amount which may be paid under the Policy. We will notify you of available options with regard to the excess premium. If a satisfactory arrangement is not made, we will refund this excess to you. If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes which affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.


REFUND OF EXCESS PREMIUM FOR MODIFIED ENDOWMENT CONTRACTS. At the time a premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess premium within 30 days after receiving the notice. If you request a refund, we will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. The excess premium paid (including any interest or earnings on the excess premium) will be returned to you. For more information on MECs, see "Federal Tax Considerations."


TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

ALLOCATING PREMIUMS

When you apply for a Policy, you must instruct us in the Application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

      -- Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.


      -- We will allocate the net premium as of the Valuation Day we receive it at our Service Center according to your current premium allocation instructions, unless otherwise specified.



      -- You may change the allocation instructions for additional Net Premiums without charge by providing us with Written Notice. Any change in allocation instructions will be effective on the Valuation Day we record the change.


Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

DELAY IN ALLOCATION

Certain states require us to refund all payments (less any partial withdrawals and Indebtedness) in the event you cancel the Policy during the Free Look Period. See "The Policy -- Canceling a Policy (Free Look Right)." In those states, we will allocate to the Money Market Subaccount any Premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date we receive the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application. We invest all Net Premiums paid thereafter based on the allocation percentages then in effect.

POLICY ACCOUNT VALUES
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POLICY ACCOUNT VALUE

The Policy Account Value serves as the starting point for calculating values under a Policy.

POLICY ACCOUNT VALUE:         --  equals the sum of all values in the Guaranteed
                                  Account, the Loan Account, and in each
                                  Subaccount;
                              --  is determined first on the Policy Date and
                                  then on each Valuation Day; and
                              --  has no guaranteed minimum amount and may be
                                  more or less than Premiums paid.

Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM POLICY ACCOUNT VALUE.

NET CASH SURRENDER VALUE

The Net Cash Surrender Value is the amount we pay to you when you Surrender your Policy. We determine the Net Cash Surrender Value at the end of the Valuation Period when we receive your written Surrender request at our Service Center.

NET CASH SURRENDER VALUE AT
THE
END OF ANY VALUATION DAY
EQUALS:                       --  the Policy Account Value as of such date;
                                  MINUS
                              --  any surrender charge as of such date; MINUS
                              --  any outstanding Indebtedness.

SUBACCOUNT VALUE

At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

THE NUMBER OF UNITS IN ANY
SUBACCOUNT AT THE END OF
ANY
VALUATION DAY EQUALS:         --  the initial units purchased at the unit value
                                  on the Policy Issue Date; PLUS
                              --  units purchased with additional Net Premiums;
                                  PLUS
                              --  units purchased with special Policy Account
                                  Value credit (see "Policy Account
                                  Values -- Special Policy Account Value
                                  Credit"); PLUS
                              --  units purchased via transfers from another
                                  Subaccount, the Guaranteed Account, or the Loan Account; MINUS
                              --  units redeemed to pay for Monthly Deductions;
                                  MINUS
                              --  units redeemed to pay for partial withdrawals;
                                  MINUS
                              --  units redeemed as part of a transfer to
                                  another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.

UNIT VALUE

We determine a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value. Unit values will vary among Subaccounts. The unit value may increase or decrease from one Valuation Period to the next.

THE UNIT VALUE OF ANY
SUBACCOUNT AT THE END OF
ANY
VALUATION DAY EQUALS:         --  the unit value of the Subaccount on the
                                  immediately preceding Valuation Day;
                                  MULTIPLIED BY
                              --  the net investment factor for that Subaccount
                                  on that Valuation Day.

THE NET INVESTMENT FACTOR:    --  measures the investment performance of a
                                  Subaccount from one Valuation Period to the next;
                              --  increases to reflect investment income and
                                  capital gains (realized and unrealized) for the shares of the underlying Portfolio; and
                              --  decreases to reflect any capital losses
                                  (realized and unrealized) for the shares of the underlying Portfolio, as well as the mortality and expense risk charge.

GUARANTEED ACCOUNT VALUE

On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.

THE GUARANTEED ACCOUNT
VALUE
AT THE END OF ANY VALUATION
DAY
IS EQUAL TO:                  --  the net premium(s) allocated to the Guaranteed
                                  Account; PLUS
                              --  any amounts transferred to the Guaranteed
                                  Account (including amounts transferred from the Loan Account); PLUS
                              --  interest credited to the Guaranteed Account;
                                  MINUS
                              --  amounts deducted to pay for Monthly
                                  Deductions; MINUS
                              --  amounts withdrawn from the Guaranteed Account;
                                  MINUS
                              --  amounts transferred from the Guaranteed
                                  Account to a Subaccount or to the Loan
                                  Account.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:

     -- for amounts in the Guaranteed Account for the entire Policy month -- interest will be credited from the beginning to the end of the Policy month

     -- for amounts allocated to the Guaranteed Account during the prior Policy month -- interest will be credited from the date the net premium or loan repayment is allocated to the end of the Policy month

     -- for amounts transferred to the Guaranteed Account during the prior
        Policy month -- interest will be credited from the date of the transfer to the end of the Policy month

     -- for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month - - interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal

SPECIAL POLICY ACCOUNT VALUE CREDIT

The Special Policy Account Value Credit is an amount added to the Policy Account Value in the Subaccounts on each Policy Processing Day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the Policy Account Value less the Loan Account value equals or exceeds $500,000.

SPECIAL POLICY ACCOUNT VALUE CREDIT   --  0.03% (0.36% annually) MULTIPLIED BY
IS EQUAL TO:                          --  the Policy Account Value in the Subaccounts.

The Special Policy Account Value Credit is intended to offset a portion of the mortality and expense risk charge.

DEATH BENEFIT
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INSURANCE PROCEEDS

As long as the Policy is in force, we will pay the Insurance Proceeds to the Beneficiary once we receive satisfactory proof of both Insureds' deaths. We may require you to return the Policy. We will pay the

Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary dies before the last surviving Insured, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate. See "Death Benefit -- Settlement Options."

INSURANCE PROCEEDS EQUAL:             -- the death benefit (described below); PLUS
                                      -- any additional insurance provided by Rider; MINUS
                                      -- any unpaid Monthly Deductions; MINUS
                                      -- any outstanding Indebtedness.

If all or part of the Insurance Proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving Insured's death to the date we make payment.

A decrease in the Face Amount will decrease the death benefit.

We may further adjust the amount of the Insurance Proceeds under certain circumstances.

DEATH BENEFIT OPTIONS

In the Application, you may choose between two death benefit options: Option A and Option B. We calculate the amount available under each death benefit option as of the date of the last surviving Insured's death. Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value. See "Policy Lapse and Reinstatement."

The Death Benefit                     --   the Face Amount; OR
under OPTION A is the greater of:     --   the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation
                                           Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the
                                           applicable percentage listed in the table below.
The Death Benefit under OPTION B is   --   the Face Amount PLUS the Policy Account Value (determined as
the greater of:                            of the date of the last surviving Insured's death if this
                                           day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death);
                                           OR
                                      --   the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation
                                           Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the
                                           applicable percentage listed in the table below.

ATTAINED AGE OF               ATTAINED AGE OF
  THE YOUNGER                   THE YOUNGER
    INSURED      PERCENTAGE       INSURED       PERCENTAGE
---------------  ----------   ---------------   ----------
 40 and under       250%            60             130%
      45            215%            65             120%
      50            185%            70             115%
      55            150%      75 through 90        105%
                              95 through 99        100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

WHICH DEATH BENEFIT OPTION TO CHOOSE. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B. If you are satisfied with the amount of the Insureds' existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, you should choose Option A.

The amount of the death benefit may vary with the Policy Account Value.

     -- Under Option A, the death benefit will vary with the Policy Account
        Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.

     -- Under Option B, the death benefit will always vary with the Policy
        Account Value.

CHANGING DEATH BENEFIT OPTIONS

After the first Policy Year, you may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force. Changing the death benefit option may result in a change in Face Amount. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options.

DECREASING THE FACE AMOUNT

You select the Face Amount when you apply for the Policy. After the first Policy Year, you may decrease the Face Amount subject to the conditions described below. (Decreases are not allowed for policies issued in Virginia.) We may require you to return your Policy to make a decrease. Decreasing the Face Amount may have tax consequences and you should consult a tax adviser before doing so.

         -- You must submit a Written Request to decrease the Face Amount, but you may not decrease the Face Amount below the minimum Initial Face Amount. The decrease must be for at least $25,000.

         -- Any decrease will be effective on the Policy Processing Day on or next following the date we approve your request.

         -- Decreasing the Face Amount may result in a surrender charge which will reduce Policy Account Value.

         -- A decrease in Face Amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges. For purposes of determining the cost of insurance charge and any surrender charge, any decrease will reduce the Initial Face Amount.

         -- We will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

         -- Decreasing the Face Amount will not affect the Minimum Guarantee Premium, unless you have elected the Guaranteed Minimum Death Benefit Rider.

SETTLEMENT OPTIONS

There are several ways of receiving proceeds under the death benefit and Surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Service Center.

SURRENDERS AND PARTIAL WITHDRAWALS
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SURRENDERS

You may request to Surrender your Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when we receive your request, subject to the following conditions:

      -- You must complete and sign our Surrender form and send it to us at our Service Center. You may obtain the Surrender form by calling us at
          (800) 688-5177.

      -- At least one Insured must be alive and the Policy must be in force when you make your request, and the request must be made before the Final Policy Date. We may require that you return the Policy.

      -- If you Surrender your Policy during the first 15 Policy Years, you will incur a surrender charge. See "Charges and Deductions -- Surrender Charges."

      -- Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

      -- We generally will pay the Net Cash Surrender Value to you in a lump sum within 7 days after we receive your completed, signed Surrender form unless you request other arrangements. We may postpone payment of Surrenders under certain conditions.

      --  A Surrender may have tax consequences. See "Federal Tax
          Considerations -- Tax Treatment of Policy Benefits."

PARTIAL WITHDRAWALS

After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions. We will process each partial withdrawal at the unit values next determined after we receive your request. We generally will pay a partial withdrawal request within 7 days after the Valuation Day when we receive the request. We may postpone payment of partial withdrawals under certain conditions.

RULES FOR PARTIAL WITHDRAWALS

     -- You must request at least $1,500.

     -- For each partial withdrawal, we deduct a $25 fee from the remaining
        Policy Account Value. See "Charges and Deductions -- Partial Withdrawal Charge."

     -- At least one Insured must be alive and the Policy must be in force when you make your request, and this request must be made before the Final Policy Date.

     -- You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account. If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).

     -- You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.

EFFECT OF PARTIAL WITHDRAWALS

     -- A partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions -- Monthly Deduction")).

     -- If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge).

     -- If you purchased the Survivorship Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount and then the Rider coverage amount.

     -- If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

     -- A partial withdrawal may have tax consequences. See "Federal Tax
        Considerations -- Tax Treatment of Policy Benefits."

TRANSFERS
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You may make transfers between and among the Subaccounts and the Guaranteed
Account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your request. The following features apply to transfers under the Policy:

     -- You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

     -- We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing the transfer charge. See "Transfers" and "Transfers -- Additional Transfer Rights."

     -- We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

     -- We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request. The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.


Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by a Policy Owner or the Policy Owner's agent develops, we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed. We will notify any affected requestor in a timely manner of any actions we take to restrict his or her ability to make transfers.


TRANSFERS FROM THE GUARANTEED ACCOUNT. You may make one transfer out of the Guaranteed Account within 30 days prior to or following each Policy Anniversary. The amount transferred may not exceed 25% of the Guaranteed Account value. However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred. If we receive your request for this transfer within

30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary. If this request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date we receive the request at our Service Center.


DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program in the Application or by completing an election form. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. There is no additional charge for dollar cost averaging. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you.


AUTOMATIC ASSET REBALANCING. We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts. Policy Account Value allocated to each Subaccount will grow or decline in value at different rates. The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule. The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses. Policy Account Value in the Guaranteed Account is not available for this program. There is no additional charge for the automatic asset rebalancing program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.

ADDITIONAL TRANSFER RIGHTS

SPECIAL TRANSFER RIGHT

At any one time during the first 2 years following the Policy Issue Date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account. This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy. We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count toward the 12 "free" transfers permitted each Policy Year.

CHANGE IN SUBACCOUNT INVESTMENT POLICY

If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account without a transfer charge and without having the transfer count toward the 12 transfers permitted without charge during a Policy Year.

LOANS
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While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan. You may increase your risk of Lapse if you take a loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

LOAN CONDITIONS:

      --   The MINIMUM LOAN you may take is $500.

      -- The MAXIMUM LOAN you may take is the Net Cash Surrender Value on the date of the loan.


      -- To secure the loan, we transfer an amount as collateral to the Loan Account. This amount is equal to the amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary). You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account. However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value.


      -- We charge you 6% interest per year (charged interest rate) on your loan.

      -- Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate). We may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed Account. We currently credit 4.5% to amounts in the Loan Account until the 15th Policy Anniversary and 5.50% annually thereafter.

      -- You may repay all or part of your Indebtedness at any time while at least one Insured is alive and the Policy is in force. Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above. We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.


      -- While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)


      -- A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the last surviving Insured's death.

      -- If your Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, your Policy will enter a Grace Period. See "Policy Lapse and Reinstatement."

      -- We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions.

There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for federal income tax purposes. A loan may also have possible adverse tax consequences that could occur if a Policy Lapses with loans outstanding. See "Policy Lapse and Reinstatement." In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The Owner of such a Policy should seek competent advice before requesting a Policy loan.

TELEPHONE, FAX, AND E-MAIL REQUESTS

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In addition to Written Requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

     -- You must complete and sign our telephone, fax, or e-mail request form and send it to us. You also may authorize us in the Application or by Written Notice to act upon instructions given by telephone, fax, or e-mail.

     -- You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests.

     -- We will employ reasonable procedures to confirm that instructions are genuine.

     -- If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     -- These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

     -- We reserve the right to suspend telephone, fax, and/or e-mail instructions at any time for any class of policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

POLICY LAPSE AND REINSTATEMENT
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LAPSE

Your Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges. If you have taken a loan, then your Policy also will enter a Grace Period (and possibly Lapse) whenever your Indebtedness reduces the Net Cash Surrender Value to zero.

Your Policy will NOT Lapse:

     1. During the first 5 Policy Years, if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium;

     2. If you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or

     3. If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.

If your Policy enters a Grace Period, we will mail a notice to your last known address. The 61-day Grace Period begins on the date of the notice. The notice will indicate that the payment amount of 3 Monthly Deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and you will receive no benefits. You may reinstate a lapsed Policy if you meet certain requirements. If the last surviving Insured dies during the Grace Period, we will pay the Insurance Proceeds.


REINSTATEMENT

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both Insureds are alive and within 3 years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to us at our Service Center:

     1.  A Written Notice requesting reinstatement;

     2.  Evidence of Insurability we deem satisfactory; and

     3. Payment of sufficient premium to keep the Policy in force for at least 3 months following the date of reinstatement.

The effective date of reinstatement will be the first Policy Processing Day on or next following the date we approve your application for reinstatement. The reinstated Policy will have the same Policy Date as it had prior to the Lapse. Upon reinstatement, the Policy Account Value will be based upon the premium paid to reinstate the Policy.

THE COMPANY AND THE GUARANTEED ACCOUNT
--------------------------------------------------------------------------------
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NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA

We are a stock life insurance company. We are located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312. Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

THE GUARANTEED ACCOUNT

The Guaranteed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account. We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%. The principal, after charges and deductions, is also guaranteed. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates. For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year. At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date). We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year. You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the Monthly Deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

WE HAVE NOT REGISTERED THE GUARANTEED ACCOUNT WITH THE SEC, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS
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THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established under Pennsylvania law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Subaccounts that may invest in shares of one Portfolio of the following Funds:


     -- AIM Variable Insurance Funds, Inc.



     -- The Alger American Fund



     -- AllianceBernstein Variable Products Series Fund, Inc.



     -- American Century(R) Variable Portfolios, Inc.



     -- American Century(R) Variable Portfolios II, Inc.



     -- Dreyfus Investment Portfolios



     -- Dreyfus Stock Index Fund, Inc.



     -- Dreyfus Variable Investment Fund



     -- Federated Insurance Series



     -- Fidelity Variable Insurance Products Funds



     -- Franklin Templeton Variable Insurance Products Trust



     -- Gartmore Variable Insurance Trust



     -- Janus Aspen Series



     -- MFS(R) Variable Insurance Trust



     -- Neuberger Berman Advisers Management Trust



     -- Oppenheimer Variable Account Funds



     -- Putnam Variable Trust



     -- Strong Opportunity Fund II, Inc.



     -- Strong Variable Insurance Funds, Inc.



     -- Van Eck Worldwide Insurance Trust



     -- Van Kampen -- The Universal Institutional Funds, Inc.


The Subaccounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Separate Account assets are held separate from our other assets and are not part of our general account. We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

We reserve the right to make structural and operational changes affecting the Separate Account. See "Addition, Deletion, or Substitution of Investments," below.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios. Each Portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the Portfolios or mutual funds by the SEC.

Each Portfolio's assets are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies that are different from those of the other Portfolios. Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.


The following table summarizes each Portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.


             PORTFOLIO           INVESTMENT OBJECTIVE AND INVESTMENT ADVISER


AIM V.I. BASIC VALUE FUND
(SERIES I)                   -- Seeks long-term growth of capital. Investment
                             adviser is A I M Advisors, Inc.



AIM V.I. CAPITAL
APPRECIATION
FUND (SERIES I)              -- Seeks growth of capital. Investment adviser is A
                             I M Advisors, Inc.



AIM V.I. CAPITAL
DEVELOPMENT
FUND (SERIES I)              -- Seeks long-term capital growth. Investment
                             adviser is A I M Advisors, Inc.



ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
(CLASS O SHARES)             -- Seeks long-term capital appreciation. Investment
                             adviser is Fred Alger Management, Inc.



ALLIANCEBERNSTEIN V.P.
GROWTH &
INCOME PORTFOLIO (CLASS A)   -- Seeks current income and capital appreciation.
                             Investment adviser is Alliance Capital Management
                             L.P.



ALLIANCEBERNSTEIN V.P.
SMALL
CAP VALUE PORTFOLIO (CLASS
A) -- Seeks long-term growth of capital. Investment adviser is Alliance Capital Management L.P.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. VP INCOME
&
GROWTH FUND (CLASS I)        -- Seeks capital growth with income as a secondary
                             objective. Investment adviser is American Century
                             Investment Management, Inc.

AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. VP
INTERNATIONAL
FUND (CLASS I)               -- Seeks capital growth. Investment adviser is
                             American Century Investment Management, Inc.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. VP
ULTRA(R) FUND
(CLASS I)                    -- Seeks long-term capital growth. Investment
                             adviser is American Century Investment Management,
                             Inc.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. VP VALUE
FUND
(CLASS I)                    -- Seeks long-term capital growth. Investment
                             adviser is American Century Investment Management,
                             Inc.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC. II VP
INFLATION
PROTECTION FUND (CLASS II)   -- Seeks long-term total return using a strategy
                             that seeks to protect against U.S. inflation.
                             Investment adviser is American Century Investment
                             Management, Inc.



DREYFUS INVESTMENT
PORTFOLIOS
SMALL CAP STOCK INDEX
PORTFOLIO
(SERVICE SHARES)             -- Seeks to match the performance of the S&P
                             SmallCap 600 Index. Investment adviser is The
                             Dreyfus Corporation.


DREYFUS STOCK INDEX FUND, INC.
(INITIAL SHARES)             -- Seeks to match the total return of the S&P 500
                             Composite Stock Price Index. Investment adviser is
                             The Dreyfus Corporation.



DREYFUS VIF APPRECIATION
PORTFOLIO (INITIAL SHARES)   -- Seeks long-term capital growth consistent with
                             the preservation of capital; current income is a secondary goal. Investment adviser is The Dreyfus
                             Corporation; subadviser is Fayez Sarofim & Co.



DREYFUS VIF DEVELOPING
LEADERS
PORTFOLIO (INITIAL SHARES)   -- Seeks to maximize capital appreciation.
                             Investment adviser is The Dreyfus Corporation.



FEDERATED AMERICAN LEADERS
FUND II (PRIMARY SHARES)     -- Seeks long-term growth of capital. Investment
                             adviser is Federated Investment Management Company.



FEDERATED CAPITAL
APPRECIATION
FUND II (PRIMARY SHARES)     -- Seeks capital appreciation. Investment adviser
                             is Federated Investment Management Company.



FEDERATED QUALITY BOND FUND
II
(PRIMARY SHARES)             -- Seeks current income. Investment adviser is
                             Federated Investment Management Company.



FIDELITY VIP ASSET
MANAGER(SM)
PORTFOLIO (INITIAL CLASS)    -- Seeks to obtain high total return with reduced
                             risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
                             Investment adviser is Fidelity Management &
                             Research Company; subadvisers are Fidelity
                             Management & Research (U.K.) Inc. and Fidelity
                             Management & Research (Far East) Inc.



FIDELITY VIP CONTRAFUND(R)
PORTFOLIO (INITIAL CLASS)    -- Seeks long-term capital appreciation. Investment
                             adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc. and Fidelity Management & Research (Far
                             East) Inc.



FIDELITY VIP EQUITY-INCOME
PORTFOLIO (INITIAL CLASS)    -- Seeks reasonable income and will also consider
                             the potential for capital appreciation. Investment adviser is Fidelity Management & Research Company.



FIDELITY VIP GROWTH
PORTFOLIO
(INITIAL CLASS)              -- Seeks to achieve capital appreciation.
                             Investment adviser is Fidelity Management &
                             Research Company.



FIDELITY VIP HIGH INCOME
PORTFOLIO (INITIAL CLASS)    -- Seeks a high level of current income, while also
                             considering growth of capital. Investment adviser is Fidelity Management & Research Company.

FIDELITY VIP INVESTMENT
GRADE
BOND PORTFOLIO (INITIAL
CLASS) -- Seeks as high a level of current income as is consistent with the preservation of capital. Investment adviser is Fidelity Management & Research Company.



FIDELITY VIP MID CAP
PORTFOLIO
(SERVICE CLASS)              -- Seeks long-term growth of capital. Investment
                             adviser is Fidelity Management & Research Company.



FIDELITY VIP OVERSEAS
PORTFOLIO
(INITIAL CLASS)              -- Seeks long-term growth of capital. Investment
                             adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc., Fidelity Management & Research (Far
                             East) Inc., Fidelity International Investment
                             Advisors, and Fidelity International Investment
                             Advisors (U.K.) Limited.



FIDELITY VIP VALUE
STRATEGIES
PORTFOLIO (SERVICE CLASS)    -- Seeks capital appreciation. Investment adviser
                             is Fidelity Management & Research Company.



FRANKLIN RISING DIVIDENDS
SECURITIES FUND (CLASS 1)    -- Seeks long-term capital appreciation.
                             Preservation of capital, while not a goal, is also an important consideration. Investment adviser is Franklin Advisory Services, LLC.



FRANKLIN SMALL CAP VALUE
SECURITIES FUND (CLASS 1)    -- Seeks long-term total return. Investment adviser
                             is Franklin Advisory Services, LLC.



TEMPLETON FOREIGN
SECURITIES
FUND (CLASS 1)               -- Seeks long-term capital growth. Investment
                             adviser is Templeton Investment Counsel, LLC.



COMSTOCK GVIT VALUE FUND
(CLASS IV)(2)                -- Seeks capital growth and income. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadviser is Van Kampen Asset Management Inc.



DREYFUS GVIT INTERNATIONAL
VALUE FUND (CLASS IV)(2)     -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadviser is The Dreyfus Corporation.



DREYFUS GVIT MID CAP INDEX
FUND (CLASS I)               -- Seeks capital appreciation. Investment adviser
                             is Gartmore Mutual Fund Capital Trust; subadviser is The Dreyfus Corporation.



FEDERATED GVIT HIGH INCOME
BOND FUND (CLASS I)          -- Seeks high current income. Investment adviser is
                             Gartmore Mutual Fund Capital Trust; subadviser is
                             Federated Investment Counseling.



GARTMORE GVIT EMERGING
MARKETS FUND (CLASS I)       -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Global Asset Management Trust;
                             subadviser is Gartmore Global Partners.



GARTMORE GVIT GLOBAL
FINANCIAL SERVICES FUND
(CLASS I)                    -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Global Asset Management Trust;
                             subadviser is Gartmore Global Partners.



GARTMORE GVIT GLOBAL HEALTH
SCIENCES FUND (CLASS I)      -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT GLOBAL
TECHNOLOGY AND
COMMUNICATIONS
FUND (CLASS I)               -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT GLOBAL
UTILITIES
FUND (CLASS I)               -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Global Asset Management Trust;
                             subadviser is Gartmore Global Partners.



GARTMORE GVIT GOVERNMENT
BOND FUND (CLASS IV)(2)      -- Seeks a high level of income. Investment adviser
                             is Gartmore Mutual Fund Capital Trust.

GARTMORE GVIT GROWTH FUND
(CLASS IV)(1),(2)            -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS AGGRESSIVE
FUND -- Seeks growth of capital. Investment adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS CONSERVATIVE
FUND                         -- Seeks income and long-term growth of capital.
                             Investment adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATE FUND   -- Seeks growth of capital and income. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATELY
AGGRESSIVE FUND              -- Seeks growth of capital. Investment adviser is
                             Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATELY
CONSERVATIVE FUND            -- Seeks income and long-term growth of capital.
                             Investment adviser is Gartmore Mutual Fund Capital
                             Trust.



GARTMORE GVIT MID CAP
GROWTH FUND (CLASS IV)(2)    -- Seeks capital growth. Investment adviser is
                             Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT MONEY MARKET
FUND (CLASS IV)(2)           -- Seeks a high level of current income. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT NATIONWIDE(R)
FUND (CLASS IV)(2)           -- Seeks capital appreciation. Investment adviser
                             is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT US GROWTH
LEADERS FUND (CLASS I)       -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GVIT EQUITY 500 INDEX FUND
(CLASS IV)(1),(2)            -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadviser is SSgA Funds Management, Inc.



GVIT SMALL CAP GROWTH FUND
(CLASS I)                    -- Seeks capital growth. Investment adviser is
                             Gartmore Mutual Fund Capital Trust; subadvisers are
                             Neuberger Berman Management Inc. and Waddell & Reed
                             Investment Management Company.



GVIT SMALL CAP VALUE FUND
(CLASS IV)(2)                -- Seeks capital appreciation. Investment adviser
                             is Gartmore Mutual Fund Capital Trust; subadviser is The Dreyfus Corporation.



GVIT SMALL COMPANY FUND
(CLASS IV)(2)                -- Seeks long-term capital growth. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadvisers are The Dreyfus Corporation, Gartmore
                             Global Partners, Neuberger Berman, LLC, Strong
                             Capital Management, Inc., and Waddell & Reed
                             Investment Management Company.



J.P. MORGAN GVIT BALANCED
FUND (CLASS IV)(1),(2)       -- Seeks high total return. Investment adviser is
                             Gartmore Mutual Fund Capital Trust; subadviser is
                             J.P. Morgan investment Management, Inc.



VAN KAMPEN GVIT MULTI
SECTOR
BOND FUND (CLASS I)          -- Seeks above average total return. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadviser is Morgan Stanley Investment Management
                             Inc., doing business as Van Kampen.



JANUS BALANCED PORTFOLIO
(SERVICE SHARES)             -- Seeks long-term capital growth, consistent with
                             preservation of capital and balanced by current income. Investment adviser is Janus Capital.

JANUS CAPITAL APPRECIATION
PORTFOLIO (SERVICE SHARES)   -- Seeks long-term capital growth. Investment
                             adviser is Janus Capital.



JANUS GLOBAL TECHNOLOGY
PORTFOLIO (SERVICE
SHARES)(1)                   -- Seeks long-term growth of capital. Investment
                             adviser is Janus Capital.



JANUS INTERNATIONAL GROWTH
PORTFOLIO (SERVICE SHARES)   -- Seeks long-term growth of capital. Investment
                             adviser is Janus Capital.



JANUS RISK-MANAGED LARGE
CAP
CORE PORTFOLIO (SERVICE
SHARES) -- Seeks long-term growth of capital. Investment adviser is Janus Capital; subadviser is Enhanced Investment Technologies, LLC.



MFS(R) VIT INVESTORS GROWTH
STOCK SERIES (INITIAL
CLASS) -- Seeks long-term capital growth and future income. Investment adviser is MFS(R) Investment Management.



MFS(R) VIT VALUE SERIES
(INITIAL
CLASS) -- Seeks capital appreciation and reasonable income. Investment adviser is MFS(R) Investment Management.



NEUBERGER BERMAN FASCIANO
PORTFOLIO (CLASS S)          -- Seeks long-term capital growth. Investment
                             adviser is Neuberger Berman Management Inc.;
                             subadviser is Neuberger Berman, LLC.



NEUBERGER BERMAN LIMITED
MATURITY BOND PORTFOLIO
(CLASS I)                    -- Seeks the highest available current income
                             consistent with liquidity and low risk to principal; total return is a secondary goal.
                             Investment adviser is Neuberger Berman Management
                             Inc.; subadviser is Neuberger Berman, LLC.



NEUBERGER BERMAN PARTNERS
PORTFOLIO (CLASS I)(1)       -- Seeks growth of capital. Investment adviser is
                             Neuberger Berman Management Inc.; subadviser is
                             Neuberger Berman, LLC.



NEUBERGER BERMAN MID CAP
GROWTH PORTFOLIO (CLASS I)   -- Seeks growth of capital. Investment adviser is
                             Neuberger Berman Management Inc.; subadviser is
                             Neuberger Berman, LLC.



NEUBERGER BERMAN SOCIALLY
RESPONSIVE PORTFOLIO (CLASS
I) -- Seeks long-term growth of capital by investing primarily in securities of companies that meet the portfolio's financial criteria and social policy. Investment adviser is Neuberger Berman Management Inc.; subadviser is Neuberger Berman, LLC.



OPPENHEIMER CAPITAL
APPRECIATION FUND/VA
(INITIAL
CLASS) -- Seeks capital appreciation by investing in securities of well-known established companies. Investment adviser is OppenheimerFunds, Inc.



OPPENHEIMER GLOBAL
SECURITIES
FUND/VA (INITIAL CLASS)      -- Seeks long-term capital appreciation by
                             investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. Investment adviser is
                             OppenheimerFunds, Inc.



OPPENHEIMER HIGH INCOME
FUND/VA (INITIAL CLASS)      -- Seeks a high level of current income from
                             investment in high-yield fixed-income securities.
                             Investment adviser is OppenheimerFunds, Inc.



OPPENHEIMER MAIN STREET(R)
FUND/VA (FORMERLY MAIN
STREET(R) GROWTH & INCOME
FUND/VA) -- Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. Investment adviser is OppenheimerFunds, Inc.



OPPENHEIMER MAIN STREET(R)
SMALL CAP FUND/VA (INITIAL
CLASS) -- Seeks capital appreciation. Investment adviser is OppenheimerFunds, Inc.

PUTNAM VT GROWTH & INCOME
FUND (CLASS 1B)              -- Seeks capital growth and current income.
                             Investment adviser is Putnam Management.



PUTNAM VT INTERNATIONAL
EQUITY
FUND (CLASS 1B)              -- Seeks capital appreciation. Investment adviser
                             is Putnam Management.



PUTNAM VT VOYAGER FUND
(CLASS 1B)                   -- Seeks long-term capital appreciation. Investment
                             adviser is Putnam Management.



STRONG OPPORTUNITY FUND II
(INVESTOR CLASS)(1)          -- Seeks capital growth. Investment adviser is
                             Strong Capital Management, Inc.



STRONG MID CAP GROWTH FUND
II
(INVESTOR CLASS)             -- Seeks capital growth. Investment adviser is
                             Strong Capital Management, Inc.



VAN ECK WORLDWIDE BOND
PORTFOLIO(1)                 -- Seeks high total return -- income plus capital
                             appreciation -- by investing globally, primarily in a variety of debt securities. Investment adviser is Van Eck Associates Corporation.



VAN ECK WORLDWIDE EMERGING
MARKETS PORTFOLIO            -- Seeks long-term capital appreciation by
                             investing primarily in equity securities in emerging markets around the world. Investment adviser is Van Eck Associates Corporation.



VAN ECK WORLDWIDE HARD
ASSETS
PORTFOLIO(1)                 -- Seeks long-term capital appreciation by
                             investing primarily in "hard asset securities."
                             Income is a secondary consideration. Investment adviser is Van Eck Associates Corporation.



VAN ECK WORLDWIDE REAL
ESTATE
PORTFOLIO                    -- Seeks to maximize return by investing in equity
                             securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry. Investment adviser is Van Eck Associates
                             Corporation.



VAN KAMPEN UIF CORE PLUS
FIXED INCOME PORTFOLIO
(CLASS I)                    -- Seeks above-average total return over a market
                             cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. Investment adviser is Morgan Stanley
                             Investment Management Inc., doing business as Van
                             Kampen.



VAN KAMPEN UIF EMERGING
MARKETS DEBT PORTFOLIO
(CLASS I)                    -- Seeks high total return by investing primarily
                             in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
                             Investment adviser is Morgan Stanley Investment
                             Management Inc., doing business as Van Kampen.



VAN KAMPEN UIF U.S. REAL
ESTATE PORTFOLIO (CLASS I)   -- Seeks to provide above average current income
                             and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Investment adviser is Morgan
                             Stanley Investment Management Inc., doing business as Van Kampen.

---------------

(1) This Portfolio is not available for the allocation of Premiums or transfer of Policy Account Value for contracts purchased on or after May 1, 2003.



(2) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust.
    Specifically:



    -- The Market Street Fund All Pro Large Cap Value Portfolio merged with the Comstock GVIT Value Fund;



    -- The Market Street Fund International Portfolio merged with the Dreyfus GVIT International Value Fund;



    -- The Market Street Fund Bond Portfolio merged with the Gartmore GVIT Government Bond Fund;



    -- The Market Street Fund All Pro Large Cap Growth Portfolio merged with the Gartmore GVIT Growth Fund;



    -- The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap Growth Fund;

    -- The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund;



    -- The Market Street Fund All Pro Broad Equity Portfolio merged with the Gartmore GVIT Nationwide(R) Fund;



    -- The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund;



    -- The Market Street Fund All Pro Small Cap Value Portfolio merged with the GVIT Small Cap Value Fund;



    -- The Market Street Fund All Pro Small Cap Growth Portfolio merged with the GVIT Small Company Fund; and



    -- The Market Street Fund Balanced Portfolio merged with the J.P. Morgan GVIT Balanced Fund.


In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under
Section 401 of the Code. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.


We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by us (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others. We also may receive 12b-1 fees.


PLEASE READ THE PORTFOLIO PROSPECTUSES TO OBTAIN MORE COMPLETE INFORMATION REGARDING THE PORTFOLIOS. KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account without your consent, including, among others, the right to:

     1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

     2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

     3. Substitute or close Subaccounts to allocations of Premiums or Policy Account Value, or both, and to existing investments or the investment of future Premiums, or both, at any time in our discretion;

     4. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

     5. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

     6. Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

     7. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Policy Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

SERVICES AND BENEFITS WE PROVIDE:     --  the death benefit, cash, and loan benefits under the
                                      Policy
                                      --  investment options, including premium allocations
                                      --  administration of elective options
                                      --  the distribution of reports to Owners
COSTS AND EXPENSES WE INCUR:          --  costs associated with processing and underwriting
                                      Applications, and with issuing and administering the Policy
                                          (including any Riders)
                                      --  overhead and other expenses for providing services and benefits
                                      --  sales and marketing expenses
                                      --  other costs of doing business, such as collecting
                                      Premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local
                                          premium and other taxes and fees
RISK WE ASSUME:                       --  that the cost of insurance charges we may deduct are
                                      insufficient to meet our actual claims because Insureds die sooner than we estimate
                                      --  that the costs of providing the services and benefits
                                      under the Policies exceed the charges we deduct

PREMIUM EXPENSE CHARGE

Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes. We credit the remaining amount (the net premium) to your Policy Account Value according to your allocation instructions. The premium expense charge consists of:

     1. Premium Tax Charge: for state and local premium taxes based on the rate for the Insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. (Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.) No premium tax charge is deducted in jurisdictions that impose no premium tax.

     2. Percent of Premium Charge: equal to 6% of each premium payment in the first 15 Policy Years and 1.5% of each premium payment thereafter. We collect this charge to compensate us partially for federal taxes and the cost of selling the Policy. We may increase this charge to a maximum of 6% of each premium payment.

The premium expense charge is a percentage of each premium payment. This means that the greater the amount and frequency of premium payments you make (particularly during the first 15 Policy Years), the greater the amount of the premium expense charge we will assess.

MONTHLY DEDUCTION

We deduct a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage. We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for Monthly Deductions you chose at the time of application, or as later changed by Written Notice. If we cannot make a Monthly Deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account Value on the Policy Processing Day). Because portions of the Monthly Deduction (such as the cost of insurance) can vary from month-to-month, the Monthly Deduction will also vary.

If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date. On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value. The maximum amount deducted on the Policy Issue Date will equal the sum of 6 Monthly Deductions. We will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.

The Monthly Deduction has 4 components:

     -- the cost of insurance charge

     -- the monthly administrative charge

     -- the initial administrative charge (for the first 12 Policy Processing
        Days)

     -- charges for any Riders (as specified in the applicable Rider(s))

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The charge depends on a number of variables (Issue Age, sex, Premium Class, Policy Year, and net amount at risk (described below)) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day. Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

COST OF      The cost of insurance charge is equal to:
                      -- the monthly cost of insurance rate; MULTIPLIED
INSURANCE         BY
                      -- the net amount at risk for your Policy on the
CHARGE            Policy Processing Day.

         The net amount at risk is equal to:

                      -- the death benefit on the Policy Processing Day;
                   MINUS
                      -- the Policy Account Value on the Policy Processing
                   Day.

We also calculate a cost of insurance charge for any Survivorship Additional Insurance Benefit Rider. Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under the Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

Net Amount at Risk. The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.

Cost of insurance rates. We base the cost of insurance rates on each Insured's Issue Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each Insured's Issue Age, sex, and Premium Class. Any change in the cost of insurance rates will apply to all pairs of Insureds of the same Issue Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class. The Premium Class of each Insured will affect the cost of insurance rates. We use an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insureds. We currently place Insureds into one of three standard classes -- preferred, nonsmoker, and smoker -- or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of Face Amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs. This charge may be increased but will not exceed $12 plus $.03 per $1,000 of Face Amount per month.

INITIAL ADMINISTRATIVE CHARGE. On the first 12 Policy Processing Days, we deduct an initial administrative charge for Policy issue costs. The initial administration charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

                     $0.11 per $1,000 on the first million of Face Amount $0.09 per $1,000 on the next million of Face Amount $0.07 per $1,000 on the next million of Face Amount $0.05 per $1,000 on the next million of Face Amount $0.03 per $1,000 on the next million of Face Amount $0 on the excess Face Amount over $5 million


CHARGES FOR RIDERS. The Monthly Deduction includes charges for any supplemental insurance benefits you add to your Policy by Rider. For example, if you elect the Guaranteed Minimum Death Benefit Rider, we deduct a charge of $0.01 per every $1,000 of Face Amount on the Rider Policy Date and each Policy Processing Day thereafter to compensate us for costs associated with providing the guaranteed death benefit.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume. The mortality risk is that the Insureds will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is currently equal to:

      --  the assets in each Subaccount, MULTIPLIED BY

      -- 0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all Policy Years.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We may increase this charge to a maximum annual rate of 0.90%. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.


In certain situations, a portion of the mortality and expense risk charge may be offset by the special Policy Account Value credit. See "Policy Account
Values -- Special Policy Account Value Credit."


SURRENDER CHARGES

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue. We do not expect surrender charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

SURRENDER CHARGE. If your Policy Lapses or you fully Surrender your Policy during the first 15 Policy Years, we deduct a surrender charge from your Policy Account Value and pay the remaining amount (less any outstanding Indebtedness) to you. The payment you receive is called the Net Cash Surrender Value. This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

     1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

                                                             CHARGE PER $1,000
POLICY YEAR(S)                                                OF FACE AMOUNT
--------------                                            -----------------------
1-11....................................................           $5.00
12......................................................           $4.00
13......................................................           $3.00
14......................................................           $2.00
15......................................................           $1.00
16+.....................................................           $ -0-

     2. Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in Face Amount), where:

        a = 30% of all Premiums paid to the date of Surrender or Lapse; or

        b = the following percentage of Target Premium:

                                           % OF TARGET PREMIUM FOR THE FACE AMOUNT
                                                       POLICY YEAR(S)
                                           ---------------------------------------
JOINT EQUAL AGE                            1-11    12     13     14     15     16
---------------                            ----    ---    ---    ---    ---    ---
25-71....................................   60%     48%    36%    24%    12%     0%
72-73....................................   50      40     30     20     10      0
74-75....................................   40      32     24     16      8      0
76-78....................................   30      24     18     12      6      0
79-83....................................   20      16     12      8      4      0
84-85....................................   10       8      6      4      2      0

DECREASE IN FACE AMOUNT. In the event of a decrease in Face Amount before the end of the 15th Policy Year, we deduct a charge that is a portion of the surrender charge.

     -- We determine this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge.

     -- We will deduct the surrender charge applicable to the decrease from the Policy Account Value and the remaining surrender charge will be reduced by the amount deducted.

     -- Where a decrease causes a partial reduction in the Face Amount, we will deduct a proportionate share of the surrender charge.

     -- We will deduct the surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

The surrender charge varies based on each Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount. The Target Premium varies based on each Insured's Issue Age and Face Amount, and the maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount. Your Policy's specifications page indicates the surrender charges applicable to your Policy.

THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THIS CHARGE BEFORE YOU REQUEST A SURRENDER OR DECREASE IN FACE AMOUNT. Under some circumstances the level of surrender charges might result in no Net Cash Surrender Value available.

PARTIAL WITHDRAWAL CHARGE

After the first Policy Year, you may request a partial withdrawal from your Policy Account Value. For each partial withdrawal, we will deduct a $25 fee from the remaining Policy Account Value. This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations which may be required because of the partial withdrawal.

TRANSFER CHARGE

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.

      -- We deduct $25 for the 13th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers. We deduct the transfer charge from the amount being transferred.

      -- For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

      -- Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.

LOAN INTEREST CHARGE

Loan interest is charged in arrears on the amount of an outstanding Policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. We charge an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually). Moreover:

      -- after offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% (annually); and

      -- after offsetting the 5.50% interest we currently credit to the Loan Account after the 15(th) Policy Anniversary, the net cost of loans is 0.50% (annually).

PORTFOLIO EXPENSES

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. For further information, consult the Portfolios' prospectuses and the Fee Table in this prospectus.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER QUALIFIED TAX ADVISERS FOR MORE COMPLETE INFORMATION. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY. A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. In particular, there is some uncertainty regarding the federal tax treatment of survivorship life insurance policies. We anticipate that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate Premiums and Policy Account Values, as well as the number of Subaccounts, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.


In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a Policy should be excludible from the Beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs, with less favorable tax treatment than other life insurance contracts. Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC. In general, a Policy will be classified as a MEC if the amount of Premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary Premium. Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits. A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

      -- All distributions other than death benefits from a MEC, including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

      -- Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

      -- A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

MULTIPLE POLICIES. All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

POLICY LOANS. In general, interest you pay on a loan from a Policy will not be deductible. If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or Lapses, the amount of the outstanding Indebtedness will be added to the amount distributed. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

TAXATION OF POLICY SPLIT. The Policy Split Option Rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint Insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy Split Option Rider, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. The IRS has also recently issued new guidance on split dollar insurance plans. Therefore, if you are contemplating using the Policy in any arrangement, the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

TAX SHELTER REGULATIONS. Prospective Owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

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

WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

ALTERNATIVE MINIMUM TAX. There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the Policy beyond the younger Insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the younger Insured's 100th year.

OTHER POLICY OWNER TAX MATTERS. The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not taxable. However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(b) ARRANGEMENTS. If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

FOREIGN TAX CREDITS. To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.

SUPPLEMENTAL BENEFITS AND RIDERS. A discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy can be found in the SAI.

SPLIT DOLLAR ARRANGEMENTS
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You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties. There are different ways of allocating these rights. For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount which he would have been entitled to receive upon Surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

NEW GUIDANCE ON SPLIT DOLLAR ARRANGEMENTS. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

SUPPLEMENTAL BENEFITS AND RIDERS
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The following Riders offering supplemental benefits are available under the
Policy. Most of these Riders are subject to age and underwriting requirements and most must be purchased when the Policy is issued. We generally deduct any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction. (See the Fee Table for more information concerning Rider expenses.)


Your agent can help you determine whether any of the Riders are suitable for you. For example, you should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider, the Four Year Survivorship Term Life Insurance Rider, or the Survivorship Additional Insurance Benefit Rider. Even though the death benefit coverage may be the same (regardless of whether you purchase coverage under the Policy only or in combination with one or more of these Riders), there may be important cost differences between the Policy and the Riders. The most important factors that will affect your decision are (a) the amount of Premiums you pay, (b) the cost of insurance charges under the Policy and under the Riders, (c) the investment performance of the Subaccounts in which you allocate your Premiums,
(d) your level of risk tolerance, and (e) the length of time you plan to hold the Policy. You should carefully evaluate all of these factors and discuss all of your options with your agent. For more information on electing a Rider, contact our Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders. These Riders may not be available in all states. Please contact us for further details.


We currently offer the following Riders under the Policy:

     -- Change of Insured Rider;

     -- Convertible Term Life Insurance Rider;

     -- Disability Waiver Benefit Rider;

     -- Final Policy Date Extension Rider;

     -- Four Year Survivorship Term Life Insurance Rider;

     -- Guaranteed Minimum Death Benefit Rider;

     -- Policy Split Option Rider; and


     -- Survivorship Additional Insurance Benefit Rider.


SALE OF THE POLICIES
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The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers. 1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the NASD. 1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of NLICA. 1717 received $24,720,887, $31,829,824, and $36,295,531 during 2002, 2001, and 2000, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past three fiscal years. We decide the insurance underwriting, the determination of Premium Class, and whether to accept or reject an Application. 1717 also may reject an Application if the Policy applied for is unsuitable.


More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

We pay sales commissions for the sale of the Policies. Under our distribution agreement with 1717, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for 1717's operating and other expenses. Commissions payable for sales by registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, will be paid to such broker-dealers, who in turn may pay their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers and/or reimburse them for portions of Policy sales expenses.

During the first Policy Year, the maximum sales commission payable to our agents or other registered representatives will be approximately 50% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 5% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid. Expense allowances and bonuses may also be paid, and agents may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Agents may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.


Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, stock options, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.


We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Policy Owners or the Separate Account.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

STATE VARIATIONS
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Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your actual policy and any endorsements or Riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and Riders, if any, contact our Service Center.


LEGAL PROCEEDINGS

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The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.



In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.



NLICA is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action is pending in the Court of Common Pleas, Philadelphia County, Pennsylvania (January Term 1999, Docket No. 780). That class action challenged the plan of Provident to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the Summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with Nationwide Financial Services, Inc.



NLICA is also a nominal defendant in a derivative suit entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss that was filed on or about July 10, 2000 in the Court of Common Pleas, Philadelphia County, Pennsylvania (July Term 2000, Docket No. 788). Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.



The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002.



There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.


FINANCIAL STATEMENTS
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Our financial statements and the financial statements of the Separate Account are contained in the SAI. Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

GLOSSARY
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APPLICATION
The Application you must complete to purchase a Policy plus all forms required by us or applicable law.

ATTAINED AGE
The Issue Age for each Insured plus the number of full Policy Years since the Policy Date.

BENEFICIARY
The person(s) you select to receive the Insurance Proceeds from the Policy.

CODE
The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US, OUR, NLICA)
Nationwide Life Insurance Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

EVIDENCE OF INSURABILITY
Medical records or other documentation that we may require to satisfy our underwriting standards. We may require different and/or additional evidence depending on the Insureds' Premium Classes; for example, we generally require more documentation for Insureds in classes with extra ratings. We also may require different and/or additional evidence depending on the transaction requested; for example, we may require more documentation for the issuance of a Policy than to reinstate a Policy.

FACE AMOUNT
The dollar amount of insurance selected by the Owner. The Face Amount may be decreased after issue, subject to certain conditions. The Face Amount is a factor in determining the death benefit and surrender charges.

FINAL POLICY DATE
The Policy Anniversary nearest the younger Insured's Attained Age 100, at which time the Policy will end and you will be paid the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Subject to state availability, you may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

FREE LOOK PERIOD
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund. The length of the Free Look Period varies by state.

FUND
An investment company that is registered with the SEC. The Policy allows you to invest in certain Portfolios of the Funds that are listed on the front page of this prospectus.

GRACE PERIOD
A 61-day period after which a Policy will Lapse if you do not make a sufficient payment.

GUARANTEED ACCOUNT
Part of our general account. Amounts allocated to the Guaranteed Account earn at least 4% annual interest.

INDEBTEDNESS
The total amount of all outstanding Policy loans, including both principal and interest due.

INITIAL FACE AMOUNT
The Face Amount on the Policy Issue Date.

INSURANCE PROCEEDS
The amount we pay to the Beneficiary when we receive due proof of the last surviving Insured's death. We deduct any Indebtedness and unpaid Monthly Deductions before making any payment.

INSUREDS
The persons whose lives are insured by the Policy.

ISSUE AGE
The age of each Insured at his or her birthday nearest the Policy Date.

JOINT EQUAL AGE
An age aligned to the two Insureds which NLICA actuarially determines based on the Issue Age of each Insured.

LAPSE
When your Policy terminates without value after a Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

LOAN ACCOUNT
The account to which we transfer collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account.

MINIMUM GUARANTEE PREMIUM
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years. It is equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the number of months since the Policy Date (including the current month) DIVIDED by 12.

MINIMUM INITIAL PREMIUM
An amount equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

MONTHLY DEDUCTION
This is the monthly amount we deduct from the Policy Account Value on each Policy Processing Day. The Monthly Deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first Policy Year), and charges for any Riders.

NET CASH SURRENDER VALUE
The amount we pay when you Surrender your Policy. It is equal to: (1) the Policy Account Value as of the date of Surrender; MINUS (2) any surrender charge; MINUS
(3) any Indebtedness.

NET PREMIUMS
Premiums less the premium expense charge.

OWNER (YOU, YOUR)
The person entitled to exercise all rights as Owner under the Policy.

POLICY ACCOUNT VALUE
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.

POLICY DATE
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Processing Days, and Policy Years. The Policy Date is generally the same as the Policy Issue Date but, subject to state approval, may be another date agreed upon by us and the proposed Insureds. The Policy Date may not be more than 6 months prior to the Policy Issue Date.

POLICY ISSUE DATE
The date on which the Policy is issued. It is used to measure suicide and contestable periods.

POLICY PROCESSING DAY
This is the same day as the Policy Date in each successive month. If there is no day in a calendar month that coincides with the Policy Date, or if that day falls on a day that is not a Valuation Day, then the Policy Processing Day is the next Valuation Day. On each Policy Processing Day, we determine Policy charges and deduct them from the Policy Account Value.

POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.

PORTFOLIO
A separate investment Portfolio of a Fund. Each Subaccount invests exclusively in one Portfolio of a Fund.

PREMIUM CLASS
The classification of the Insureds for cost of insurance purposes. The standard classes are: smoker, nonsmoker, and preferred. We also have classes with extra ratings.

PREMIUMS
All payments you make under the Policy other than repayments of Indebtedness.

RIDER
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage. A Rider that is added to the Policy becomes part of the Policy.

SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the prospectus. You may obtain a copy of the SAI by writing or calling us at our Service Center. The Table of Contents for the SAI appears on the last page of this prospectus.

SEPARATE ACCOUNT
Nationwide Provident VLI Separate Account 1. It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding Portfolio.

SERVICE CENTER
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of Nationwide Provident VLI Separate Account 1. We invest each Subaccount's assets exclusively in shares of one Portfolio.

SURRENDER
To cancel the Policy by signed Request from the Owner and return of the Policy to us at our Service Center.

TARGET PREMIUM
An amount of premium payments, based on the Initial Face Amount and Joint Equal Age of the Insureds, used to compute surrender charges.

VALUATION DAY

Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.


VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing to the close of business on the next Valuation Day.

WRITTEN NOTICE OR REQUEST
The Written Notice or Request you must complete, sign, and send to us at our Service Center to request or exercise your rights as Owner under the Policy. To be complete, each Written Notice or Request must: (1) be in a form we accept;
(2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


ADDITIONAL POLICY INFORMATION.........    1
  The Policy..........................    1
  Temporary Insurance Coverage........    1
  Our Right to Contest the Policy.....    1
  Misstatement of Age or Sex..........    2
  Suicide Exclusion...................    2
  Assignment..........................    2
  The Beneficiary.....................    2
  More Information on Ownership
     Rights...........................    2
  Changing Death Benefit Options......    3
  Premium Classes.....................    4
  Loan Interest.......................    4
  Effect of Policy Loans..............    5
  Delays in Payments We Make..........    5
  Dollar Cost Averaging...............    5
  Automatic Asset Rebalancing.........    6
  Charge Discounts for Sales to
     Certain Policies.................    7
  Payment of Policy Benefits..........    7
  Policy Termination..................    8
SUPPLEMENTAL BENEFITS AND RIDERS......    8
  Survivorship Additional Insurance
     Benefit Rider....................    8
  Policy Split Option Rider...........    9
  Other Riders........................   10
ILLUSTRATIONS.........................   11
PERFORMANCE DATA......................   11
  Hypothetical Illustrations..........   11
  Yields and Total Returns............   11
STANDARD & POOR'S.....................   20
ADDITIONAL INFORMATION................   20
  IMSA................................   20
  Potential Conflicts of Interest.....   20
  Safekeeping of Account Assets.......   21
  Reports to Owners...................   21
  Records.............................   21
  Legal Matters.......................   22
  Experts.............................   22
  Additional Information about the
     Company..........................   22
  Additional Information about the
     Separate Account.................   22
  Other Information...................   23
  Financial Statements................   23

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The Table of Contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of death benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the Policy please call or write to us at our Service Center.


The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.


Investment Company Act of 1940 Registration File No. 811-4460

                            SURVIVOR OPTIONS PREMIER

                            NATIONWIDE PROVIDENT VLI
                               SEPARATE ACCOUNT 1
                                  (REGISTRANT)

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                  (DEPOSITOR)

                          MAIN ADMINISTRATIVE OFFICE:
                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                                 (610) 407-1717

                                SERVICE CENTER:
                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 (800) 688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
  INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE
                                     POLICY


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium adjustable survivorship variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2003 and the prospectuses for AIM Variable Insurance Funds, Inc., The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., American Century(R) Variable Portfolios II, Inc., Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Gartmore Variable Insurance Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc., Van Eck Worldwide Insurance Trust, and Van Kampen -- The Universal Institutional Funds, Inc. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. No information is incorporated by reference into this SAI.


The date of this Statement of Additional Information is May 1, 2003.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


ADDITIONAL POLICY INFORMATION.........    1
  The Policy..........................    1
  Temporary Insurance Coverage........    1
  Our Right to Contest the Policy.....    1
  Misstatement of Age or Sex..........    2
  Suicide Exclusion...................    2
  Assignment..........................    2
  The Beneficiary.....................    2
  More Information on Ownership
     Rights...........................    2
  Changing Death Benefit Options......    3
  Premium Classes.....................    4
  Loan Interest.......................    4
  Effect of Policy Loans..............    5
  Delays in Payments We Make..........    5
  Dollar Cost Averaging...............    5
  Automatic Asset Rebalancing.........    6
  Charge Discounts for Sales to
     Certain Policies.................    7
  Payment of Policy Benefits..........    7
  Policy Termination..................    8
SUPPLEMENTAL BENEFITS AND RIDERS......    8
  Survivorship Additional Insurance
     Benefit Rider....................    8
  Policy Split Option Rider...........    9
  Other Riders........................   10
ILLUSTRATIONS.........................   11
PERFORMANCE DATA......................   11
  Hypothetical Illustrations..........   11
  Yields and Total Returns............   11
STANDARD & POOR'S.....................   20
ADDITIONAL INFORMATION................   20
  IMSA................................   20
  Potential Conflicts of Interest.....   20
  Safekeeping of Account Assets.......   21
  Reports to Owners...................   21
  Records.............................   21
  Legal Matters.......................   22
  Experts.............................   22
  Additional Information about the
     Company..........................   22
  Additional Information about the
     Separate Account.................   22
  Other Information...................   23
  Financial Statements................   23

ADDITIONAL POLICY INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   THE POLICY

The Policy, Application(s), Policy's specification page, and any Riders are the entire contract. Only statements made in the Applications can be used to void the Policy or to deny a claim. We assume that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state. The Policy is not eligible for dividends and is non-participating.

                          TEMPORARY INSURANCE COVERAGE

Before full insurance coverage takes effect, you may receive temporary insurance coverage (subject to our underwriting rules and Policy conditions) if:

     1. You answer "no" to the health questions in the temporary insurance agreement;

     2.  You pay the Minimum Initial Premium when the Application is signed; and

     3. The Application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement. Temporary insurance coverage shall not exceed the lesser of:

     1.  The Face Amount applied for, including term insurance Riders; or

     2.  $500,000.

If we do not approve your Application, we will make a full refund of the initial premium paid with the Application.

Temporary life insurance coverage is void if the Application contains any material misrepresentation. Benefits will also be denied if any proposed Insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

     -- 5 days from the date we mail you notification of termination of coverage; or

     -- the date that full insurance coverage takes effect under the Policy; or

     -- the date a policy, other than the Policy applied for, is offered to you;
        or

     -- the 90th day from the date of the temporary agreement.

                        OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insureds in the Application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during each Insured's lifetime for 2 years from the Policy Issue Date. Likewise, we will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect for 2 years during each Insured's lifetime.

                           MISSTATEMENT OF AGE OR SEX

If either Insured's Issue Age or sex was stated incorrectly in the Application, we will adjust the death benefit and any benefits provided by Riders to the amount that would have been payable at the correct Issue Age and sex based on the most recent Monthly Deduction. No adjustment will be made to the Policy Account Value.

                               SUICIDE EXCLUSION

The Policy will terminate and our liability will be limited to an amount equal to the Premiums paid, less any Indebtedness, and less any partial withdrawals previously paid if:

     (a) both Insureds commit suicide, while sane or insane, within 2 years of the Policy Issue Date (except where state law requires a shorter period) and within 90 days of each other; or

     (b) the last surviving Insured dies by suicide, whether sane or insane, within such 2 year period and within 90 days of the death of the first of the Insureds to die; or

     (c) the last surviving Insured lives for more than 90 days beyond the date that the first Insured's death occurred by suicide and does not exchange the Policy as described below.

During the 90 day period following the date that the first Insured dies by suicide, the surviving Insured may exchange the Policy, without Evidence of Insurability, for a permanent life policy issued by us on the life of the surviving Insured. The Policy Issue Date for the new policy will be the 91st day after the date of the first Insured's death. In the event that one of the Insureds commits suicide within 2 years of the Policy Issue Date and the surviving Insured does not exercise this exchange right, coverage under the Policy will end on the 91st day following such death.

If an Insured commits suicide within 2 years of the Policy Issue Date (or shorter period required by state law) and the surviving Insured dies, other than by suicide, within 90 days of the date of the first death, we will pay the Insurance Proceeds to the Beneficiary.

Certain states may require suicide exclusion provisions that differ from those stated here.

                                   ASSIGNMENT

You may assign the Policy but we will not be bound by any assignment unless it is in writing and we have received it at our Service Center. Your rights and those of any other person referred to in the Policy will be subject to the assignment. We assume no responsibility for the validity of any assignments.

                                THE BENEFICIARY

The Beneficiary is entitled to the Insurance Proceeds under the Policy. The Beneficiary is as stated in the Application, unless later changed. When a Beneficiary is designated, any relationship shown is to the Insureds, unless otherwise stated. If two or more persons are named, those surviving both Insureds will share the Insurance Proceeds equally, unless otherwise stated. If none of the persons named survives both Insureds, we will pay the Insurance Proceeds in one sum to the estate of the last surviving Insured to die.

                      MORE INFORMATION ON OWNERSHIP RIGHTS

You, as the Owner, may exercise certain rights under the Policy, including the following:

SELECTING AND CHANGING THE BENEFICIARY

 -- You designate the Beneficiary (the person to receive the Insurance Proceeds when the last surviving Insured dies) in the Application.

 -- You may designate more than one Beneficiary. If you designate more than one Beneficiary, then each Beneficiary that survives both Insureds shares equally in any Insurance Proceeds unless the Beneficiary designation states otherwise.

 -- If there is not a designated Beneficiary surviving at the last surviving Insured's death, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate.

 -- You can change the Beneficiary by providing us with Written Notice while at least one Insured is living.

 -- The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the notice.

 -- We are not liable for any payment or other actions we take before we receive your Written Notice.

 -- A Beneficiary generally may not pledge, commute, or otherwise encumber or alienate payments under the Policy before they are due.

CHANGING THE OWNER

 -- You may change the Owner by providing a Written Notice to us at any time while at least one Insured is alive.

 -- The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the request.

 -- We are not liable for any payment or other actions we take before we receive your Written Notice.

 -- Changing the Owner does not automatically change the Beneficiary or the Insureds.

 -- Changing the Owner may have tax consequences. You should consult a tax adviser before changing the Owner.

ASSIGNING THE POLICY

 -- You may assign Policy rights while at least one Insured is alive by submitting Written Notice to us at our Service Center.

 -- Your interests and the interests of any Beneficiary or other person will be subject to any assignment.

 --  You retain any ownership rights that are not assigned.

 --  Assignments are subject to any Policy loan.

 --  We are not:

  -- bound by any assignment unless we receive a Written Notice of the assignment;

  -- responsible for the validity of any assignment or determining the extent of an assignee's interest; or

  -- liable for any payment we make before we receive Written Notice of the assignment.

 -- Assigning the Policy may have tax consequences. You should consult a tax adviser before assigning the Policy.

                         CHANGING DEATH BENEFIT OPTIONS

The following rules apply to any change in death benefit options:

     -- You must submit a Written Request for any change in death benefit options.

     -- We may require you to return your Policy to make a change.

     -- The effective date of the change in death benefit option will be the Policy Processing Day on or following the date when we approve your request for a change.

If you change from Option A to Option B:

     X We will first decrease the Face Amount by the Policy Account Value on the effective date of the change.

     X The death benefit will NOT change on the effective date of the change.

     X The net amount at risk will generally remain level. This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the Policy Account Value increases (unless the death benefit is based on the applicable percentage of Policy Account Value).

     X If the Face Amount would be reduced to less than the minimum Initial Face
       Amount, then we will not allow the change in death benefit option.

If you change from Option B to Option A:

     X The Face Amount will be increased by the Policy Account Value on the effective date of the change.

     X The death benefit will NOT change on the effective date of the change.

     X Unless the death benefit is based on the applicable percentage of Policy
       Account Value, if the Policy Account Value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

                                PREMIUM CLASSES

We currently place each Insured into one of three standard Premium
Classes -- preferred, nonsmoker, and smoker -- or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.

     -- Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

     -- Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

     -- Premium classes with extra ratings generally reflect higher mortality risks and thus higher cost of insurance rates. We may place an Insured into a Premium Class with extra ratings for a temporary period of time, due to occupation or temporary illness. We also may place an Insured into a Premium Class with permanent extra ratings.

                                 LOAN INTEREST

CHARGED LOAN INTEREST. Interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on your written instructions. If there are no such instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned Policy Account Value.

EARNED LOAN INTEREST. We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

                             EFFECT OF POLICY LOANS

A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. The Insurance Proceeds and Net Cash Surrender Value include reductions for the amount of any Indebtedness. Repaying a loan causes the death benefit and Net Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. Amounts transferred from the Separate Account to the Loan Account will affect the Policy Account Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the Policy Account Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.

                           DELAYS IN PAYMENTS WE MAKE

We usually pay the amounts of any Surrender, partial withdrawal, Insurance Proceeds, loan, or settlement options within 7 days after we receive all applicable Written Notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death. However, we can postpone these payments if:

     -- the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); OR

     -- the SEC permits, by an order, the postponement of any payment for the protection of Owners; OR

     -- the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request. We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of Surrenders, partial withdrawals, Insurance Proceeds, or payments under a settlement option until the check or draft has been honored.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment. We also may be required to provide additional information about your account to government regulators. In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, Surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.


                             DOLLAR COST AVERAGING

If you elect the dollar cost averaging program offered under the Policy, each month on the Policy Processing Day we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected. You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

DOLLAR COST AVERAGING PERIOD                           MINIMUM AMOUNT
----------------------------                           --------------
         6 months                                         $ 3,000
        12 months                                         $ 6,000
        18 months                                         $ 9,000
        24 months                                         $12,000
        30 months                                         $15,000
        36 months                                         $18,000

If you have elected dollar cost averaging, the program will start on the first Policy Processing Day after the later of:

     1.  The Policy Date;

     2. The end of the 15-day period when Premiums have been allocated to the Money Market Subaccount; or

     3. When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

DOLLAR COST AVERAGING WILL END IF:     -- we receive your Written Request to cancel your
                                       participation;
                                       -- the value in the chosen Subaccount is insufficient to
                                       make the transfer;
                                       -- the specified number of transfers has been completed; or
                                       -- the Policy enters the Grace Period.

You will receive Written Notice confirming each transfer and when the program has ended. You are responsible for reviewing the confirmation to verify that the transfers are being made as requested. There is no additional charge for dollar cost averaging. A transfer under this program is NOT considered a transfer for purposes of assessing the transfer fee. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you. You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a Policy loan is outstanding.

                          AUTOMATIC ASSET REBALANCING

If you elect the automatic asset rebalancing program offered under the Policy, we will automatically reallocate your Policy Account Value in the Subaccounts you are invested in at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.

TO PARTICIPATE IN THE AUTOMATIC ASSET  -- you must elect this feature in the Application or after
REBALANCING PROGRAM:                   issue by submitting an automatic asset rebalancing request form to our Service Center; and
                                       -- you must have a minimum Policy Account Value of $1,000.

There is no additional charge for the automatic asset rebalancing program. Any reallocation which occurs under the automatic asset rebalancing program will NOT be counted towards the 12 "free" transfers allowed during each Policy Year. You can end this program at any time.

AUTOMATIC ASSET REBALANCING WILL END   -- the total value in the Subaccounts is less than $1,000;
IF:                                    -- you make a transfer;
                                       -- you make a change to the current premium allocation
                                       instructions; or
                                       -- we receive your Written Request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

                 CHARGE DISCOUNTS FOR SALES TO CERTAIN POLICIES

The Policy is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs. We also may reduce or waive charges on Policies sold to officers, directors, and employees of NLICA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

      --  the number of Insureds;

      --  the size of the group of purchasers;

      --  the total premium expected to be paid;

      --  total assets under management for the Owner;

      --  the nature of the relationship among individual Insureds;

      --  the purpose for which the Policies are being purchased;

      --  the expected persistency of individual Policies; and

      -- any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Policy Owners.

                           PAYMENT OF POLICY BENEFITS

BENEFIT PAYABLE ON FINAL POLICY DATE. If one of the Insureds is living on the Final Policy Date (at the younger Insured's Attained Age 100), we will pay you the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within 7 days of the Final Policy Date, although we may postpone this payment under certain conditions. You may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

INSURANCE PROCEEDS. Insurance proceeds will ordinarily be paid to the Beneficiary within 7 days after we receive proof of the last surviving Insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents. Generally, we determine the amount of a payment from the Separate Account as of the date of the last surviving Insured's death. We pay Insurance Proceeds in a single sum unless you have selected an alternative settlement option. If Insurance Proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the Insurance Proceeds from the date of the last surviving Insured's death until payment is made. We may postpone payment of Insurance Proceeds under certain conditions.


SETTLEMENT OPTIONS. In lieu of a single sum payment on death, Surrender, or maturity, you may elect one of the following settlement options. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of our general account assets, settlement options proceeds may be subject to claims of creditors. Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the last surviving Insured's death are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

     -- Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1 month intervals.

     -- Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

     -- Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3 month intervals. Payments may be increased by additional interest which would increase the installments certain.

     -- Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

     -- Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options. We may declare additional rates of interest in our sole discretion. We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

POLICY TERMINATION

Your Policy will terminate on the earliest of:

     -- the Final Policy Date;

     -- the end of the Grace Period without a sufficient payment;

     -- the date the last surviving Insured dies; or

     -- the date you Surrender the Policy.

SUPPLEMENTAL BENEFITS AND RIDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                SURVIVORSHIP ADDITIONAL INSURANCE BENEFIT RIDER

The Survivorship Additional Insurance Benefit Rider ("SAIB Rider") provides additional insurance protection by offering an additional death benefit payable to the Beneficiary on the death of both Insureds without increasing the Policy's Face Amount. The SAIB Rider may be purchased at issue only, and may not be available in all states. You should consult your agent before buying an SAIB Rider.

The additional death benefit provided by the SAIB Rider varies depending on which death benefit you have selected under the Policy.

     -- If death benefit option A is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount less the Policy's death benefit.

     -- If death benefit option B is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount plus the Policy Account Value less the Policy's death benefit.

In addition, please note the following about the SAIB Rider:


     -- THE SAIB RIDER HAS A COST OF INSURANCE CHARGE THAT IS DEDUCTED FROM THE
        POLICY ACCOUNT VALUE AS PART OF THE MONTHLY DEDUCTION. This charge is in addition to the cost of insurance charge assessed on the Policy's net amount at risk. Generally, the current cost of insurance rates for an SAIB Rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under an
       SAIB Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.


     -- The Minimum Guarantee Premium (i.e., the amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years) will be higher if you elect the SAIB Rider.

     -- The SAIB Rider may be canceled separately from the Policy (i.e., the SAIB Rider can be canceled without causing the Policy to be canceled or to Lapse). The SAIB Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy itself; or (3) the Policy Anniversary nearest Attained Age 100 of the younger Insured.


     -- If you change from death benefit option A to death benefit option B, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the Policy Account Value.



     -- If death benefit option A is in effect and you make a partial withdrawal, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the amount withdrawn (including the partial withdrawal charge).


     -- The SAIB Rider has no cash or loan value.

     -- After the first Policy Year, and subject to certain conditions, you may decrease the Rider coverage amount separately from the Policy's Face Amount (and the Policy's Face Amount may be changed without affecting the Rider coverage amount). The amount of the decrease must be at least $25,000.

     -- The SAIB Rider has no surrender charge or premium expense charge.

     -- Because we impose no surrender charge for decreasing the Rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the Face Amount of the Policy (if the Face Amount decrease would be subject to a surrender charge). However, continuing coverage on an increment of Policy Face Amount may have a current cost of insurance charge that is higher than the same increment of coverage amount under the Rider. You should consult your agent before deciding whether to decrease Policy Face Amount or SAIB Rider coverage amount.


     -- To comply with the maximum premium limitations under the Code, insurance coverage provided by an SAIB Rider is treated as part of the Policy's Face Amount. For a discussion of the tax status of the Policy, see "Federal Tax Considerations" in the Prospectus.


                           POLICY SPLIT OPTION RIDER

Under this Rider, the Owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the Insureds, by sending a Written Request to us within 180 days of one of the following events:

     1. a court of competent jurisdiction issues a final divorce decree with respect to the marriage of the Insureds; or

     2. federal estate tax law is changed so as to remove the unlimited marital deduction or reduce the estate taxes payable on death by 50% or more.

If the Policy is owned jointly by two Owners, both must agree to exercise the Rider. NLICA requires satisfactory Evidence of Insurability as to both Insureds before issuing the individual policies. In the event that one of the Insureds cannot provide satisfactory Evidence of Insurability or if an Insured does not want to exchange the Policy, an individual policy may be issued on the other Insured and one-half of the Net Cash Surrender Value of the Policy may be distributed to the Owner(s) instead of a second individual policy.

If the Rider is exercised, the Policy will terminate and the individual policies will become effective as of the Policy Processing Day following the later of the date that (1) Written Request is made for the exchange, or (2) NLICA approves the exchange. This date shall also be the Policy Date for the individual policies. Any Indebtedness under the Policy is extinguished as of the date of the exchange.

The two individual policies will each have an initial premium equal to 50% of the Policy's final Policy Account Value less 50% of any Policy loan (including accrued interest). The Face Amount of each individual policy will be at least 50% of the Policy's final Face Amount and never less than the stated minimum Face Amount as of the date of the exchange.

After the exchange, the Owner(s) may return an individual policy for a refund under the Free Look Period provision in such policy. The refund cannot exceed 50% of the Net Cash Surrender Value of the policy plus Premiums paid in connection with the individual policy.

The Rider terminates upon the earliest of: (1) the Policy Processing Date on or following the day that we receive a Written Request to exchange under this Rider, (2) the date of death of the first Insured to die under the Policy, (3) the date we receive a Written Request to cancel this Rider, (4) the Policy Anniversary when the older Insured reaches Attained Age 81, or (5) the date the Policy is Surrendered.

                                  OTHER RIDERS

In addition to the Survivorship Additional Insurance Benefit Rider and Policy Split Option Rider, the following Riders are also available under the Policy. These Riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account.

     -- CHANGE OF INSURED: This Rider permits you to change one of the Insureds, subject to certain conditions and Evidence of Insurability. The Policy's Face Amount will remain the same, and the Monthly Deduction for the cost of insurance and any other benefits provided by Rider will be adjusted for the Attained Age and Premium Class of the new Insured as of the effective date of the change. As the change of an Insured is generally a taxable event, you should consult a tax adviser before making such a change.

     -- CONVERTIBLE TERM LIFE INSURANCE: This Rider provides term insurance on either or both Insureds. This Rider will terminate on the earliest of:
        (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; (3) the Policy Anniversary nearest the Attained Age 100 of the covered Insured; or (4) exercise of the Policy Split Option Rider (if applicable). If the Policy is extended by the Final Policy Date Extension Rider, this Rider will terminate on the original Final Policy Date. This Rider and the Guaranteed Minimum Death Benefit Rider may not be issued on the same Policy.

     -- DISABILITY WAIVER BENEFIT: This Rider provides that in the event of an Insured's total disability (as defined in the Rider), which begins while the Rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each Policy Processing Day during the first 5 Policy Years while the Insured is totally disabled (the amount of the payment will be based on the minimum annual premium). We will also waive all Monthly Deductions due after the commencement of and during the continuance of the total disability after the first 5 Policy Years. This Rider terminates on the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest an Insured's Attained Age 60 (except for benefits for a disability which began before that Policy Anniversary).

     -- FINAL POLICY DATE EXTENSION:  This Rider extends the Final Policy Date
        20 years past the original Final Policy Date. This benefit may be added only on or after the anniversary nearest the younger Insured's 90th birthday. There is no additional charge for this benefit. The death benefit after the original Final Policy Date will be the Policy Account Value. All other Riders in effect on the original Final Policy Date will terminate on the original Final Policy Date. Adding this benefit and/or continuing the Policy beyond an Insured's Attained Age 100 may have tax consequences and you should consult a tax adviser before doing so.

     -- FOUR YEAR SURVIVORSHIP TERM LIFE INSURANCE: This Rider provides additional term insurance during the first four Policy Years upon due proof of the death of both Insureds. The amount of this term insurance is 1.25 multiplied by the Face Amount of the Policy.

     -- GUARANTEED MINIMUM DEATH BENEFIT: This Rider provides a guarantee that, if the Net Cash Surrender Value is not sufficient to cover the Monthly Deductions, and the Minimum Guarantee Premium has been paid, the Policy will not Lapse prior to the end of the death benefit guarantee period (as defined in the Rider). If this Rider is added, the Monthly Deduction will be increased by $0.01 per every $1,000 of Face Amount in force under the Policy. The Rider and the additional Monthly Deduction terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period. This Rider and the Convertible Term Life Insurance Rider may not be issued on the same Policy.

ILLUSTRATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may provide illustrations for death benefit, Policy Account Value, and Net Cash Surrender Value based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your rates of return and insurance charges may be higher or lower than these illustrations. The actual return on your Policy Account Value will depend on factors such as the amounts you allocate to particular Portfolios, the amounts deducted for the Policy's monthly charges, the Portfolios' expense ratios, and your Policy loan and partial withdrawal history.

Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon each proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           HYPOTHETICAL ILLUSTRATIONS

In order to demonstrate how the actual investment performance of the Portfolios could have affected the death benefit, Policy Account Value, and Net Cash Surrender Value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each Portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

The values we illustrate for death benefit, Policy Account Value, and Net Cash Surrender Value take into account all applicable charges and deductions from the Policy (current and guaranteed), the Separate Account and the Portfolios.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a

Subaccount are based on the investment performance of the corresponding Portfolio. A Portfolio's performance reflects the Portfolio's expenses. See the prospectuses for the Funds.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying Portfolio in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

You also should refer to your personalized illustrations which illustrate variations of the death benefit, Policy values, and accumulated payments under your Policy.

MONEY MARKET SUBACCOUNT YIELDS

The current yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the underlying Portfolio or on its portfolio securities.


This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one accumulation unit in the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) "common" charges and deductions (as explained below) imposed under the Policy which are attributable to the hypothetical account.

The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The Money Market Subaccount's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Portfolio, the types and quality of portfolio securities held by the underlying Portfolio, and the underlying Portfolio's operating expenses. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market portfolio) may also become extremely low and possibly negative. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.



The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2002 were 0.55% and 0.55%, respectively.


TOTAL RETURNS

The total return of a Subaccount refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. For periods prior to the date a Subaccount commenced operations, performance information for Policies funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Policy charges. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the value of that investment (reflecting only Common Charges, as described below) as of the last day of each of the periods for which total return quotations are provided. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.

Until a Subaccount has been in operation for 10 years, we will include quotes of average annual total return for the period measured from the Subaccount's inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any Policies were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Policy charges currently in effect.


Average annual total returns reflect total underlying Portfolio expenses and certain Policy fees and charges assumed to apply to all Policy Owners, including the mortality and expense risk charge ("Common Charges"). However, charges such as the initial administrative charge, monthly administrative charge, percent of premium charges, surrender charges, and cost of insurance charges, which are based on certain factors, such as sex, Issue Age or actual age, Premium Class, Policy Year, Face Amount, or net amount at risk, and which therefore vary with each Policy, are not reflected in average annual total returns, nor are the premium tax charge or any charges assessed on withdrawal or transfer ("Non-Common Charges"). IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER.



Because of the charges and deductions imposed under a Policy, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding Portfolios. Without these reimbursements and waivers, performance would be lower. The Funds have provided all performance information for the Portfolios, including the Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. Gartmore Variable Insurance Trust is affiliated with us; none of the other Funds is affiliated with us. While we have no reason to doubt the accuracy of the figures provided by the Funds, we do not represent that they are true and complete, and disclaim all responsibility for these figures.



PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS. The following table shows average annual total return performance information based on the periods that the Subaccounts have been in existence, adjusted to reflect only Common Charges. Non-Common Charges are not reflected in the rates of return shown below. IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. The results for any period prior to the Policy being offered are calculated as if the Policy had been offered during that period of time. These rates of return are not estimates, projections or guarantees of future performance. Because the following subaccounts were not in existence as of December 31, 2002, performance information is not provided in the following table for these subaccounts: AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, Alliance Bernstein Growth & Income Portfolio, AllianceBernstein Small Cap Value Portfolio, American Century VP Income & Growth Portfolio, American Century VP Inflation Protection Fund, Dreyfus Small Cap Stock Index Portfolio, Dreyfus Stock Index Fund, Inc., Dreyfus VIF Developing Leaders Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Quality Bond Fund II, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Templeton Foreign Securities Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bond Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Conservative Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore GVIT US Growth Leaders Fund, GVIT Small Cap Growth Fund, Van Kampen GVIT Multi Sector Bond Fund, Janus Balanced Portfolio, Janus Risk-Managed Large Cap Core Portfolio, MFS VIT Investors Growth Stock Series, MFS VIT Value Series, Neuberger Berman AMT Fasciano Portfolio, Neuberger Berman AMT Mid Cap Growth Portfolio, Neuberger Berman AMT Socially Responsive Portfolio, Oppenheimer High Income Fund/VA, Oppenheimer Main Street(R) Small Cap Fund/VA, Putnam VT Growth & Income Fund, Putnam VT International Equity Fund, Putnam VT Voyager Fund, Van Kampen UIF Core Plus Fixed Income Portfolio, Van Kampen UIF Emerging Market Debt Portfolio, and Van Kampen UIF Real Estate Portfolio.



In addition, effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust (as described in more detail in the prospectus). In the following table, performance of the Gartmore Variable Insurance Trust subaccounts affected by the merger for periods prior to the close of business on April 25, 2003 reflects investment in the Market Street Fund Portfolios. (With regard to the GVIT Equity 500 Index Fund subaccount, because shares of the Market Street Fund Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable Insurance Products Fund Index 500 Portfolio on February 7, 2000, subaccount performance for periods prior to this substitution reflects investment in the Fidelity Variable Insurance Products Funds Index 500 Portfolio.)

-------------------------------------------------------------------------------------------------------------
                                        FOR THE         FOR THE         FOR THE        FROM THE
                                     1-YEAR PERIOD   5-YEAR PERIOD   10-YEAR PERIOD    DATE OF     SUBACCOUNT
                                         ENDED           ENDED           ENDED        SUBACCOUNT   INCEPTION
SUBACCOUNT                             12/31/02        12/31/02         12/31/02      INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND (CLASS O
  SHARES)

-------------------------------------------------------------------------------------------------------------
     Small Capitalization Portfolio     -26.78%          -9.59%             N/A          -7.00%       5/1/96

-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (CLASS I)

-------------------------------------------------------------------------------------------------------------
     VP International                      N/A             N/A              N/A         -18.88%       5/1/02

-------------------------------------------------------------------------------------------------------------
     VP Ultra(R)                           N/A             N/A              N/A         -19.23%       5/1/02

-------------------------------------------------------------------------------------------------------------
     VP Value                              N/A             N/A              N/A         -12.64%       5/1/02

-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  (INITIAL SHARES)

-------------------------------------------------------------------------------------------------------------
     Appreciation Portfolio                N/A             N/A              N/A         -14.95%       5/1/02

-------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS (INITIAL CLASS)

-------------------------------------------------------------------------------------------------------------
     Equity-Income Portfolio            -17.57%          -0.43%             N/A           8.21%      7/30/93

-------------------------------------------------------------------------------------------------------------
     Growth Portfolio                   -30.63%          -1.10%             N/A           6.95%      7/30/93

-------------------------------------------------------------------------------------------------------------
     High Income Portfolio                2.67%          -6.74%             N/A           1.20%       5/2/94

-------------------------------------------------------------------------------------------------------------
     Overseas Portfolio                 -20.88%          -4.67%             N/A           0.27%       5/2/94

-------------------------------------------------------------------------------------------------------------
     Asset Manager(SM) Portfolio         -9.41%           0.70%             N/A           5.61%      7/30/93

-------------------------------------------------------------------------------------------------------------
     Contrafund(R) Portfolio            -10.03%           2.93%             N/A           7.24%       5/1/96

-------------------------------------------------------------------------------------------------------------
     Investment Grade Bond
       Portfolio                          9.52%           6.67%             N/A           6.84%       5/2/94

-------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST
  (CLASS IV)

-------------------------------------------------------------------------------------------------------------
     Comstock GVIT Value Fund
       (formerly Market Street Fund
       All Pro Large Cap Value)         -15.08%            N/A              N/A          -3.51%       5/5/98

-------------------------------------------------------------------------------------------------------------
     Gartmore GVIT Mid Cap Growth
       Fund (formerly Market Street
       Fund Mid Cap Growth)             -22.96%           4.48%            7.69%         10.16%       5/1/89

-------------------------------------------------------------------------------------------------------------
     Dreyfus GVIT International
       Value Fund (formerly Market
       Street Fund International)       -11.76%           0.82%            6.65%          4.96%      11/8/91

-------------------------------------------------------------------------------------------------------------
     Gartmore GVIT Government Bond
       Fund (formerly Market Street
       Fund Bond)                         8.25%           5.30%            5.82%          6.58%     12/12/85

-------------------------------------------------------------------------------------------------------------
     Gartmore GVIT Growth Fund
       (formerly Market Street Fund
       All Pro Large Cap Growth)        -28.65%            N/A              N/A          -8.64%       5/5/98

-------------------------------------------------------------------------------------------------------------
     Gartmore GVIT Money Market
       Fund (formerly Market Street
       Fund Money Market)                 0.60%           3.48%            3.60%          4.47%     12/12/85

-------------------------------------------------------------------------------------------------------------
     Gartmore GVIT Nationwide(R)
       Fund (formerly Market Street
       Fund All Pro Broad Equity)       -23.78%          -3.71%            5.72%          8.06%     12/12/85

-------------------------------------------------------------------------------------------------------------
     GVIT Equity 500 Index Fund
       (formerly Market Street Fund
       Equity 500 Index)                -22.90%          -1.61%            8.21%          8.54%      8/27/92

-------------------------------------------------------------------------------------------------------------
     GVIT Small Cap Value Fund
       (formerly Market Street Fund
       All Pro Small Cap Value)         -16.11%            N/A              N/A          -3.57%       5/5/98

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                        FOR THE         FOR THE         FOR THE        FROM THE
                                     1-YEAR PERIOD   5-YEAR PERIOD   10-YEAR PERIOD    DATE OF     SUBACCOUNT
                                         ENDED           ENDED           ENDED        SUBACCOUNT   INCEPTION
SUBACCOUNT                             12/31/02        12/31/02         12/31/02      INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------
     GVIT Small Company Fund
       (formerly Market Street Fund
       All Pro Small Cap Growth)        -36.87%            N/A              N/A          -5.43%       5/5/98

-------------------------------------------------------------------------------------------------------------
     J.P. Morgan GVIT Balanced Fund
       (formerly Market Street Fund
       Balanced)                        -10.94%          -0.17%            5.85%          6.47%     12/12/85

-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (SERVICE SHARES)

-------------------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio        N/A             N/A              N/A         -12.21%       5/1/02

-------------------------------------------------------------------------------------------------------------
     Global Technology Portfolio           N/A             N/A              N/A         -28.85%       5/1/02

-------------------------------------------------------------------------------------------------------------
     International Growth Portfolio        N/A             N/A              N/A         -22.30%       5/1/02

-------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST (CLASS I)

-------------------------------------------------------------------------------------------------------------
     Limited Maturity Bond
       Portfolio                          4.55%           4.54%             N/A           4.96%       5/2/94

-------------------------------------------------------------------------------------------------------------
     Partners Portfolio                 -24.71%            N/A              N/A          -6.79%       5/1/98

-------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  (INITIAL CLASS)

-------------------------------------------------------------------------------------------------------------
     Capital Appreciation Fund/VA          N/A             N/A              N/A         -20.08%       5/1/02

-------------------------------------------------------------------------------------------------------------
     Global Securities Fund/VA             N/A             N/A              N/A         -22.21%       5/1/02

-------------------------------------------------------------------------------------------------------------
     Main Street(R) Fund/VA
       (formerly Main Street(R)
       Growth & Income Fund/VA)            N/A             N/A              N/A         -18.36%       5/1/02

-------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
  (INVESTOR CLASS)

-------------------------------------------------------------------------------------------------------------
     Strong Opportunity Fund II         -27.11%            N/A              N/A         -13.03%       5/2/00

-------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  (INVESTOR CLASS)

-------------------------------------------------------------------------------------------------------------
     Strong Mid Cap Growth Fund II      -38.01%            N/A              N/A         -31.74%       5/2/00

-------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST

-------------------------------------------------------------------------------------------------------------
     Worldwide Bond Portfolio            20.75%           3.32%             N/A           4.31%       5/2/94

-------------------------------------------------------------------------------------------------------------
     Worldwide Emerging Markets
       Portfolio                         -3.63%          -6.78%             N/A          -5.17%       5/1/96

-------------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets
       Portfolio                         -3.57%          -4.84%             N/A          -0.05%       5/2/94

-------------------------------------------------------------------------------------------------------------
     Worldwide Real Estate
       Portfolio                         -5.20%            N/A              N/A          -0.62%       5/1/98

-------------------------------------------------------------------------------------------------------------


From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Policy charges currently in effect.

The following table shows average annual total return performance information based on the periods that the underlying Portfolios have been in existence, adjusted to reflect only Common Charges. Non-Common Charges are not reflected in the rates of return shown below. IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. The results for any period prior to the Policy being offered are calculated as if the Policy had been offered during that period of time. These rates of return are not estimates, projections or guarantees of future performance.


------------------------------------------------------------------------------------------------------
                                            FOR THE          FOR THE          FOR THE
                                         1-YEAR PERIOD    5-YEAR PERIOD    10-YEAR PERIOD    PORTFOLIO
                                             ENDED            ENDED            ENDED         INCEPTION
PORTFOLIO                                  12/31/02         12/31/02          12/31/02         DATE
------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
  (SERIES I)

------------------------------------------------------------------------------------------------------
     AIM V.I. Basic Value Fund              -25.22%              N/A               N/A        9/10/01

------------------------------------------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund     -24.92%           -2.99%               N/A         5/5/93

------------------------------------------------------------------------------------------------------
     AIM V.I. Capital Development Fund      -21.94%              N/A               N/A         5/1/98

------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND (CLASS O
  SHARES)

------------------------------------------------------------------------------------------------------
     Small Capitalization Portfolio         -26.78%           -9.59%             0.55%        9/21/88

------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
  SERIES FUND (CLASS A)

------------------------------------------------------------------------------------------------------
     Growth & Income Portfolio              -22.63%            2.94%            10.40%        1/14/91

------------------------------------------------------------------------------------------------------
     Small Cap Value Portfolio               -6.90%              N/A               N/A         5/2/01

------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC. (CLASS I)

------------------------------------------------------------------------------------------------------
     VP Income & Growth Fund                -19.97%           -0.97%               N/A       10/30/97

------------------------------------------------------------------------------------------------------
     VP International Fund                  -20.97%           -2.52%               N/A         5/2/94

------------------------------------------------------------------------------------------------------
     VP Ultra(R) Fund                       -23.29%              N/A               N/A         5/1/01

------------------------------------------------------------------------------------------------------
     VP Value Fund                          -13.27%            3.12%               N/A         5/1/96

------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS
  II, INC. (CLASS II)

------------------------------------------------------------------------------------------------------
     VP Inflation Protection Fund*              N/A              N/A               N/A       12/31/02

------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS (SERVICE
  SHARES)

------------------------------------------------------------------------------------------------------
     Small Cap Stock Index Portfolio*           N/A              N/A               N/A         5/1/02

------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND, INC. (INITIAL
  SHARES)

---------------------------------------
     Dreyfus Stock Index Fund, Inc.         -22.94%           -1.63%             8.11%        9/29/89

---------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  (INITIAL SHARES)

------------------------------------------------------------------------------------------------------
     Appreciation Portfolio                 -17.34%            0.96%               N/A         4/5/93

------------------------------------------------------------------------------------------------------
     Developing Leaders Portfolio           -19.73%           -0.29%            11.72%        8/31/90

------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (PRIMARY
  SHARES)

------------------------------------------------------------------------------------------------------
     American Leaders Fund II               -20.81%           -1.11%               N/A        2/10/94

---------------------------------------
     Capital Appreciation Fund II           -23.54%              N/A               N/A        6/19/00

---------------------------------------
     Quality Bond Fund II                     8.49%              N/A               N/A        4/22/99

------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUNDS

------------------------------------------------------------------------------------------------------
     Asset Manager(SM) Portfolio
       (Initial Class)                       -9.41%            0.70%             6.27%         9/6/89

------------------------------------------------------------------------------------------------------
     Contrafund(R) Portfolio (Initial
       Class)                               -10.03%            2.93%               N/A         1/3/95

------------------------------------------------------------------------------------------------------
     Equity-Income Portfolio (Initial
       Class)                               -17.57%           -0.43%             8.97%        10/9/86

------------------------------------------------------------------------------------------------------
     Growth Portfolio (Initial Class)       -30.63%           -1.10%             7.63%        10/9/86

------------------------------------------------------------------------------------------------------
     High Income Portfolio (Initial
       Class)                                 2.67%           -6.74%             2.69%        9/19/85

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                            FOR THE          FOR THE          FOR THE
                                         1-YEAR PERIOD    5-YEAR PERIOD    10-YEAR PERIOD    PORTFOLIO
                                             ENDED            ENDED            ENDED         INCEPTION
PORTFOLIO                                  12/31/02         12/31/02          12/31/02         DATE
------------------------------------------------------------------------------------------------------
     Investment Grade Bond Portfolio
       (Initial Class)                        9.52%            6.67%             6.49%        12/5/88

------------------------------------------------------------------------------------------------------
     Mid Cap Portfolio (Service Class)      -10.57%              N/A               N/A        12/8/98

------------------------------------------------------------------------------------------------------
     Overseas Portfolio (Initial Class)     -20.88%           -4.67%             3.92%        1/28/87

------------------------------------------------------------------------------------------------------
     Value Strategies Portfolio
       (Service Class)*                         N/A              N/A               N/A        2/20/02

------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST (CLASS 1)

------------------------------------------------------------------------------------------------------
     Franklin Rising Dividends
       Securities Fund                       -2.05%            4.82%             9.24%        1/27/92

------------------------------------------------------------------------------------------------------
     Franklin Small Cap Value
       Securities Fund                       -9.74%              N/A               N/A         5/1/98

------------------------------------------------------------------------------------------------------
     Templeton Foreign Securities Fund      -19.02%           -2.63%             7.11%         5/1/92

------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST

------------------------------------------------------------------------------------------------------
     Dreyfus GVIT Mid Cap Index Fund
       (Class I)                            -15.94%            4.44%               N/A       10/31/97

------------------------------------------------------------------------------------------------------
     Federated GVIT High Income Bond
       Fund (Class I)                         2.45%            0.74%               N/A       10/31/97

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Emerging Markets
       Fund (Class I)                       -15.86%              N/A               N/A        8/30/00

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Global Financial
       Services Fund (Class I)              -12.06%              N/A               N/A       12/28/01

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Global Health
       Sciences Fund (Class I)              -19.84%              N/A               N/A       12/29/00

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Global Technology
       and Communications Fund (Class
       I)                                   -43.21%              N/A               N/A        6/30/00

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Global Utilities
       Fund (Class I)                       -25.46%              N/A               N/A       12/28/01

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Investor
       Destinations Aggressive Fund         -19.11%              N/A               N/A       12/12/01

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Investor
       Destinations Conservative Fund        -0.35%              N/A               N/A       12/12/01

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Investor
       Destinations Moderate Fund           -10.27%              N/A               N/A       12/12/01

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Investor
       Destinations Moderately
       Aggressive Fund                      -15.23%              N/A               N/A       12/12/01

------------------------------------------------------------------------------------------------------
     Gartmore GVIT Investor
       Destinations Moderately
       Conservative Fund                     -4.87%              N/A               N/A       12/12/01

------------------------------------------------------------------------------------------------------
     Gartmore GVIT US Growth Leaders
       Fund (Class I)                       -24.36%              N/A               N/A       12/31/01

------------------------------------------------------------------------------------------------------
     GVIT Small Cap Growth Fund (Class
       I)                                   -33.79%              N/A               N/A         5/3/99

------------------------------------------------------------------------------------------------------
     Van Kampen GVIT Multi Sector Bond
       Fund (Class I)                         6.41%            3.44%               N/A       10/31/97

------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (SERVICE SHARES)

------------------------------------------------------------------------------------------------------
     Balanced Portfolio                      -7.37%              N/A               N/A        9/30/93

------------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio         -16.56%            6.16%               N/A         5/1/97

------------------------------------------------------------------------------------------------------
     Global Technology Portfolio            -41.37%              N/A               N/A        1/18/00

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                            FOR THE          FOR THE          FOR THE
                                         1-YEAR PERIOD    5-YEAR PERIOD    10-YEAR PERIOD    PORTFOLIO
                                             ENDED            ENDED            ENDED         INCEPTION
PORTFOLIO                                  12/31/02         12/31/02          12/31/02         DATE
------------------------------------------------------------------------------------------------------
     International Growth Portfolio         -26.31%           -0.69%               N/A         5/2/94

------------------------------------------------------------------------------------------------------
     Risk-Managed Large Cap Core
       Portfolio*                               N/A              N/A               N/A        4/28/03

------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
  (INITIAL CLASS)

------------------------------------------------------------------------------------------------------
     Investors Growth Stock Series          -28.09%              N/A               N/A        5/28/99

------------------------------------------------------------------------------------------------------
     Value Series*                              N/A              N/A               N/A         1/2/02

------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT
  TRUST

------------------------------------------------------------------------------------------------------
     Fasciano Portfolio (Class S)*              N/A              N/A               N/A        7/12/02

------------------------------------------------------------------------------------------------------
     Limited Maturity Bond Portfolio
       (Class I)                              4.55%            4.54%             4.67%       09/10/84

------------------------------------------------------------------------------------------------------
     Mid Cap Growth Portfolio (Class I)     -29.87%            0.34%               N/A        11/3/97

------------------------------------------------------------------------------------------------------
     Partners Portfolio(2) (Class I)        -24.71%           -4.37%               N/A        3/22/94

------------------------------------------------------------------------------------------------------
     Socially Responsive Portfolio
       (Class I)                            -15.40%              N/A               N/A        2/18/99

------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  (INITIAL CLASS)

------------------------------------------------------------------------------------------------------
     Capital Appreciation Fund/VA           -27.41%            1.54%             9.33%         4/3/85

------------------------------------------------------------------------------------------------------
     Global Securities Fund/VA              -22.72%            4.63%            11.08%       11/12/90

------------------------------------------------------------------------------------------------------
     High Income Fund/VA                     -3.12%           -0.70%             5.88%        4/30/86

------------------------------------------------------------------------------------------------------
     Main Street(R) Fund/VA (formerly
       Main Street(R) Growth & Income
       Fund/VA)                             -19.40%           -3.97%               N/A         7/5/95

------------------------------------------------------------------------------------------------------
     Main Street(R) Small Cap Fund/VA       -16.38%              N/A               N/A         5/1/98

------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS 1B)

------------------------------------------------------------------------------------------------------
     Growth & Income Fund                   -19.60%           -1.61%             7.66%         2/1/88

------------------------------------------------------------------------------------------------------
     International Equity Fund              -18.29%            1.53%               N/A         1/2/97

------------------------------------------------------------------------------------------------------
     Voyager Fund                           -27.08%           -2.10%             7.57%         2/1/88

------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
  (INVESTOR CLASS)

------------------------------------------------------------------------------------------------------
     Strong Opportunity Fund II             -27.11%            2.08%             9.95%         5/8/92

------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
  (INVESTOR CLASS)

------------------------------------------------------------------------------------------------------
     Strong Mid Cap Growth Fund II          -38.01%           -2.83%               N/A       12/31/96

------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST

------------------------------------------------------------------------------------------------------
     Worldwide Bond Portfolio                20.75%            3.32%             4.04%         9/1/89

------------------------------------------------------------------------------------------------------
     Worldwide Emerging Markets
       Portfolio                             -3.63%           -6.78%               N/A       12/28/95

------------------------------------------------------------------------------------------------------
     Worldwide Hard Assets Portfolio         -3.57%           -4.84%             4.27%         9/1/89

------------------------------------------------------------------------------------------------------
     Worldwide Real Estate Portfolio         -5.20%           -0.01%               N/A        6/23/97

------------------------------------------------------------------------------------------------------
VAN KAMPEN -- THE UNIVERSAL
  INSTITUTIONAL FUNDS, INC. (CLASS 1)

------------------------------------------------------------------------------------------------------
     Core Plus Fixed Income Portfolio         6.52%            5.91%               N/A         1/2/97

------------------------------------------------------------------------------------------------------
     Emerging Markets Debt Portfolio          8.41%            3.63%               N/A        6/16/97

------------------------------------------------------------------------------------------------------
     U.S. Real Estate Portfolio              -1.53%            3.57%               N/A         3/3/97

------------------------------------------------------------------------------------------------------



* Because the Portfolio was not in existence for one year as of December 31, 2002, performance information is not provided for this Portfolio.

STANDARD & POOR'S
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLICA and the Gartmore Variable Insurance Trust. Neither the Policy nor the Equity 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").



S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLICA and Gartmore Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to NLICA, Gartmore Variable Insurance Trust, the Policy, or the Equity 500 Index Fund. S&P has no obligation to take the needs of NLICA, Gartmore Variable Insurance Trust, or the Owners of the Policy or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Fund or the timing of the issuance or sale of the Policy or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Fund.



S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLICA, GARTMORE VARIABLE INSURANCE TRUST, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

                        POTENTIAL CONFLICTS OF INTEREST

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously. Although neither we nor the Portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each Portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a Portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The Portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.

                         SAFEKEEPING OF ACCOUNT ASSETS


We hold the Separate Account's assets physically segregated and apart from the general account. We maintain records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).


                               REPORTS TO OWNERS

At least once each year, we will send you a report showing the following information as of the end of the report period:

     X the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value

     X the current Net Cash Surrender Value

     X the current death benefit

     X the current amount of any Indebtedness

     X any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions)

     X any other information required by law

We currently send these reports quarterly. In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee. We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each Portfolio in which you are invested.

                                    RECORDS

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the federal securities laws.

                                    EXPERTS


Our consolidated financial statements as of and for the three month period ended December 31, 2002 and as of and for the nine month period ended September 30, 2002, and the financial statements of the Separate Account as of and for the year ended December 31, 2002 have been included in this SAI, which is part of the registration statement, in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.



Our consolidated financial statements as of December 31, 2001 and for each of the two years in the period ended December 31, 2001 and the financial statements of the Separate Account for the year ended December 31, 2001 have been included in this SAI in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103.


Actuarial matters included in the prospectus and/or SAI have been examined by Scott V. Carney, FSA, MAAA, Senior Vice President and Actuary of NLICA.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

We are a stock life insurance company chartered by the Commonwealth of Pennsylvania in 1865. We are subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which we do business. We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia.

On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

               ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT

The All Pro Broad Equity (formerly Growth), International, Mid Cap Growth (formerly Aggressive Growth), Balanced (formerly Managed), Bond, and Money Market Subaccounts were originally established as separate investment accounts under the provisions of Pennsylvania Insurance Law. On April 30, 1999, the assets of the Provident Mutual Managed Separate Account were transferred to a newly established subaccount of the Separate Account with the corresponding name, and the Provident Mutual Managed Separate Account ceased to exist.

On May 1, 2000, the assets of the Provident Mutual Variable International Separate Account, Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Aggressive Growth Separate

Account, Provident Mutual Variable Bond Separate Account, and Provident Mutual Variable Money Market Separate Account were transferred to corresponding new subaccounts of the Separate Account, as shown in the table below. These separate investment accounts then ceased to exist and the Separate Account changed its name from Provident Mutual Variable Separate Account to Provident Mutual Variable Life Separate Account. On October 1, 2002, in connection with the sponsored demutualization (whereby Provident Mutual Life Insurance Company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

               NEW SUBACCOUNT                              FORMER SEPARATE ACCOUNT
               --------------                              -----------------------
All Pro Broad Equity (formerly Growth)          Provident Mutual Variable Growth Separate
  Subaccount                                      Account
International Subaccount                        Provident Mutual Variable International
                                                  Separate Account
Mid Cap Growth (formerly Aggressive Growth)     Provident Mutual Variable Aggressive Growth
  Subaccount                                      Separate Account
Bond Subaccount                                 Provident Mutual Variable Bond Separate
                                                  Account
Money Market Subaccount                         Provident Mutual Variable Money Market
                                                  Separate Account

                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


This SAI contains the statement of assets and liabilities of the Separate Account as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each year in the two-year period then ended.



Our consolidated balance sheet as of December 31, 2002, and the related consolidated statements of income, shareholder's equity and cash flows for the three month period then ended, which also are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



Our consolidated balance sheets as of September 30, 2002 and December 31, 2001 and the related consolidated statements of operations, changes in equity and cash flows, for the nine month period ended September 30, 2002 and the years ended December 31, 2001 and 2000, which also are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Nationwide Provident VLI Separate Account 1
  Independent Auditors' Report..............................   F-2
  Report of Independent Accountants.........................   F-3
  Statement of Assets and Liabilities, December 31, 2002....   F-4
  Statements of Operations for the Year Ended December 31,
     2002...................................................   F-6
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2002......................................  F-10
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2001......................................  F-14
  Notes to Financial Statements.............................  F-21
Nationwide Life Insurance Company of America and
  Subsidiaries
  Independent Auditors' Report..............................  F-32
  Consolidated Statement of Income for the Three Months
     Ended December 31, 2002................................  F-33
  Consolidated Balance Sheet, December 31, 2002.............  F-34
  Consolidated Statement of Shareholder's Equity for the
     Three Months Ended December 31, 2002...................  F-35
  Consolidated Statement of Cash Flows for the Three Months
     Ended December 31, 2002................................  F-36
  Notes to Consolidated Financial Statements................  F-37
Provident Mutual Life Insurance Company and Subsidiaries
  Independent Auditors' Report..............................  F-68
  Report of Independent Accountants.........................  F-69
  Consolidated Balance Sheets, as of September 30, 2002 and
     December 31, 2001......................................  F-70
  Consolidated Statements of Operations for the Nine Months
     Ended September 30, 2002 and Years Ended December 31,
     2001 and 2000..........................................  F-71
  Consolidated Statements of Changes in Equity for the Nine
     Months Ended September 30, 2002 and Years Ended
     December 31, 2001 and 2000.............................  F-72
  Consolidated Statements of Cash Flows for the Nine Months
     Ended September 30, 2002 and Years Ended December 31,
     2001 and 2000..........................................  F-73
  Notes to Consolidated Financial Statements................  F-74

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Independent Auditors' Report

--------------------------------------------------------------------------------

The Board of Directors of Nationwide Life Insurance Company of
America and Policyholders of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, Pennsylvania
March 31, 2003

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Nationwide Provident VLI Separate Account 1:

In our opinion, the statement of changes in net assets and financial highlights for the year ended December 31, 2001 present fairly, in all material respects, the changes in net assets and financial highlights of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note
1)(collectively, "the Account")(formerly named Provident Mutual Variable Life Separate Account) for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Account's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2002

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Market Street Fund:
  All Pro Broad Equity Portfolio............................  12,412,817   $201,049,629   $  126,734,858
  Money Market Portfolio....................................  61,191,310   $ 61,191,310   $   61,191,310
  Bond Portfolio............................................   2,132,033   $ 22,837,339   $   24,390,454
  Balanced Portfolio........................................   2,686,482   $ 41,852,476   $   33,392,975
  Mid Cap Growth Portfolio..................................   3,291,539   $ 67,263,116   $   50,887,187
  International Portfolio...................................   4,411,736   $ 57,074,859   $   43,455,597
  All Pro Large Cap Growth Portfolio........................   2,871,112   $ 31,701,302   $   18,576,096
  All Pro Large Cap Value Portfolio.........................   1,977,202   $ 18,768,911   $   16,292,142
  All Pro Small Cap Growth Portfolio........................   2,656,100   $ 41,686,709   $   20,425,412
  All Pro Small Cap Value Portfolio.........................   2,914,838   $ 27,021,159   $   22,269,360
  Equity 500 Index Portfolio................................  23,973,039   $226,473,143   $  149,591,761
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series...............................................  17,467,130   $ 13,122,651   $   16,501,023
Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio...................................   6,238,402   $142,579,624   $  113,289,377
  Growth Portfolio..........................................   6,664,708   $262,700,024   $  156,220,746
  High Income Portfolio.....................................   2,722,083   $ 17,329,019   $   16,141,950
  Overseas Portfolio........................................   3,236,871   $ 62,604,781   $   35,540,840
Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................   3,395,557   $ 54,183,798   $   43,293,358
  Investment Grade Bond Portfolio...........................   3,276,491   $ 40,998,588   $   44,887,926
  Contrafund Portfolio......................................   4,463,687   $102,914,878   $   80,792,726
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................   1,350,951   $ 17,721,496   $   18,237,844
  Partners Portfolio........................................   1,819,838   $ 31,470,725   $   20,746,155
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Portfolio..........................     623,782   $  6,439,475   $    7,148,544
  Van Eck Worldwide Hard Assets Portfolio...................     332,401   $  3,639,535   $    3,423,735
  Van Eck Worldwide Emerging Markets Portfolio..............   1,794,606   $ 18,902,064   $   14,159,444
  Van Eck Worldwide Real Estate Portfolio...................     341,671   $  3,566,899   $    3,440,622
Alger American Fund:
  Alger American Small Capitalization Portfolio.............   1,753,820   $ 44,052,681   $   21,414,138
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     559,416   $  9,464,768   $    5,722,825
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................     445,989   $  8,567,195   $    6,185,861
Dreyfus Variable Investment Fund:
  Appreciation Portfolio....................................      53,986   $  1,688,929   $    1,553,716
American Century Variable Portfolios, Inc.:
  VP International Portfolio................................     144,116   $    847,538   $      750,842
  VP Ultra Portfolio........................................      35,080   $    277,294   $      257,838
  VP Value Portfolio........................................     297,018   $  1,908,338   $    1,817,752
Janus Aspen Series:
  Capital Appreciation Portfolio............................      22,951   $    413,863   $      395,676
  International Growth Portfolio............................      12,827   $    233,804   $      220,367
  Global Technology Portfolio...............................      71,177   $    185,033   $      171,537

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2002

--------------------------------------------------------------------------------

                                                                SHARES         COST         FAIR VALUE
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds:
  Capital Appreciation Fund VA..............................      24,708   $    676,269   $      657,721
  Global Securities Fund VA.................................      40,072   $    729,200   $      709,269
  Main Street Growth & Income Fund VA.......................      38,100   $    611,994   $      583,694
                                                                                          --------------
  Total Investments.........................................                              $1,181,472,678
  Accounts Receivable.......................................                                     218,683
                                                                                          --------------
  Total Assets..............................................                              $1,181,691,361
  Accounts Payable..........................................                                          19
                                                                                          --------------
  Net Assets................................................                              $1,181,691,342
                                                                                          ==============
  Policyholders' Equity.....................................                              $1,180,920,499
  Attributable to Nationwide Life Insurance Company of
    America.................................................                                     770,843
                                                                                          --------------
                                                                                          $1,181,691,342
                                                                                          ==============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                     ALL PRO
                                                      BROAD         MONEY                                  MID CAP
                                                     EQUITY        MARKET        BOND       BALANCED        GROWTH
                                      TOTAL         PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................  $  18,295,710   $  1,430,014    $765,484    $  907,828   $ 1,121,681             --
EXPENSES
Mortality and expense risks.....      9,025,087        947,913     405,761       145,685       236,301   $    407,073
Operating expense
 reimbursement..................        (28,551)       (23,606)     (1,913)       (3,032)           --             --
                                  -------------   ------------    --------    ----------   -----------   ------------
Total expenses..................      8,996,536        924,307     403,848       142,653       236,301        407,073
                                  -------------   ------------    --------    ----------   -----------   ------------
Net investment income (loss)....      9,299,174        505,707     361,636       765,175       885,380       (407,073)
                                  -------------   ------------    --------    ----------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested.....................     22,022,163     17,768,466          --            --            --        310,203
Net realized (loss) gain from
 redemption of investment
 shares.........................    (41,878,111)    (4,409,129)         --        78,026        13,656       (454,454)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net realized gain (loss) on
 investments....................    (19,855,948)    13,359,337          --        78,026        13,656       (144,251)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year..............   (206,968,257)   (19,840,421)         --       624,189    (3,300,840)    (1,420,355)
 End of year....................   (463,277,738)   (74,314,771)         --     1,553,115    (8,459,501)   (16,375,929)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments
 during the year................   (256,309,481)   (54,474,350)         --       928,926    (5,158,661)   (14,955,574)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net realized and unrealized
 (loss) gain on investments.....   (276,165,429)   (41,115,013)         --     1,006,952    (5,145,005)   (15,099,825)
                                  -------------   ------------    --------    ----------   -----------   ------------
Net (decrease) increase in net
 assets resulting from
 operations.....................  $(266,866,255)  $(40,609,306)   $361,636    $1,772,127   $(4,259,625)  $(15,506,898)
                                  =============   ============    ========    ==========   ===========   ============

                                                    ALL PRO        ALL PRO       ALL PRO        ALL PRO
                                                   LARGE CAP      LARGE CAP     SMALL CAP      SMALL CAP     EQUITY 500
                                  INTERNATIONAL      GROWTH         VALUE         GROWTH         VALUE         INDEX
                                    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
INVESTMENT INCOME
Dividends.......................  $    514,709              --   $   392,637             --   $ 1,640,567   $  2,066,311
EXPENSES
Mortality and expense risks.....       332,823    $    147,431       114,507   $    172,135       162,009      1,204,265
Operating expense
 reimbursement..................            --              --            --             --            --             --
                                  ------------    ------------   -----------   ------------   -----------   ------------
Total expenses..................       332,823         147,431       114,507        172,135       162,009      1,204,265
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net investment income (loss)....       181,886        (147,431)      278,130       (172,135)    1,478,558        862,046
                                  ------------    ------------   -----------   ------------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested.....................            --              --            --             --       855,077             --
Net realized (loss) gain from
 redemption of investment
 shares.........................      (551,336)     (2,374,724)     (338,236)    (1,835,268)      387,223     (7,369,309)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net realized gain (loss) on
 investments....................      (551,336)     (2,374,724)     (338,236)    (1,835,268)    1,242,300     (7,369,309)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year..............    (8,200,329)     (8,524,824)       91,723    (11,997,704)    2,618,796    (38,529,607)
 End of year....................   (13,619,262)    (13,125,206)   (2,476,769)   (21,261,297)   (4,751,799)   (76,881,382)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments
 during the year................    (5,418,933)     (4,600,382)   (2,568,492)    (9,263,593)   (7,370,595)   (38,351,775)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net realized and unrealized
 (loss) gain on investments.....    (5,970,269)     (6,975,106)   (2,906,728)   (11,098,861)   (6,128,295)   (45,721,084)
                                  ------------    ------------   -----------   ------------   -----------   ------------
Net (decrease) increase in net
 assets resulting from
 operations.....................  $ (5,788,383)   $ (7,122,537)  $(2,628,598)  $(11,270,996)  $(4,649,737)  $(44,859,038)
                                  ============    ============   ===========   ============   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                     ZERO COUPON                                    FIDELITY                      FIDELITY
                                        BOND         FIDELITY        FIDELITY         HIGH         FIDELITY        ASSET
                                     2006 SERIES   EQUITY-INCOME      GROWTH         INCOME        OVERSEAS       MANAGER
                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................          --    $  2,170,590    $     473,731   $ 1,664,611   $    340,416   $  1,874,627
EXPENSES
Mortality and expense risks........  $  136,760         893,128        1,322,977       104,233        300,605        334,959
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net investment (loss) income.......    (136,760)      1,277,462         (849,246)    1,560,378         39,811      1,539,668
                                     ----------    ------------    -------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Capital gain distributions
  reinvested.......................          --       2,954,414               --            --             --             --
Net realized gain (loss) from
  redemption of investment
  shares...........................     603,072         130,856       (1,589,487)   (4,234,411)    (3,300,402)    (1,732,845)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net realized gain (loss) on
  investments......................     603,072       3,085,270       (1,589,487)   (4,234,411)    (3,300,402)    (1,732,845)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................   2,380,730        (528,037)     (39,045,767)   (4,323,012)   (20,762,878)    (6,094,256)
  End of year......................   3,378,372     (29,290,247)    (106,479,278)   (1,187,069)   (27,063,941)   (10,890,440)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................     997,642     (28,762,210)     (67,433,511)    3,135,943     (6,301,063)    (4,796,184)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net realized and unrealized gain
  (loss) on investments............   1,600,714     (25,676,940)     (69,022,998)   (1,098,468)    (9,601,465)    (6,529,029)
                                     ----------    ------------    -------------   -----------   ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $1,463,954    $(24,399,478)   $ (69,872,244)  $   461,910   $ (9,561,654)  $ (4,989,361)
                                     ==========    ============    =============   ===========   ============   ============

                                      FIDELITY
                                     INVESTMENT     FIDELITY
                                     GRADE BOND    CONTRAFUND
                                     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $1,308,049   $    719,687
EXPENSES
Mortality and expense risks........    270,056         620,376
                                     ----------   ------------
Net investment (loss) income.......  1,037,993          99,311
                                     ----------   ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Capital gain distributions
  reinvested.......................         --              --
Net realized gain (loss) from
  redemption of investment
  shares...........................     61,351        (253,282)
                                     ----------   ------------
Net realized gain (loss) on
  investments......................     61,351        (253,282)
                                     ----------   ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................  1,396,797     (13,190,335)
  End of year......................  3,889,338     (22,122,152)
                                     ----------   ------------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................  2,492,541      (8,931,817)
                                     ----------   ------------
Net realized and unrealized gain
  (loss) on investments............  2,553,892      (9,185,099)
                                     ----------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $3,591,885   $ (9,085,788)
                                     ==========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                              VAN ECK
                                   NEUBERGER       NEUBERGER      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK
                                 BERMAN LIMITED      BERMAN      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE
                                 MATURITY BOND      PARTNERS        BOND      HARD ASSETS     MARKETS     REAL ESTATE
                                   PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................      $601,883      $    133,461           --    $  27,538    $    24,294    $  67,500
EXPENSES
Mortality and expense risks...       102,264           176,205   $   41,916       24,622        104,114       20,880
                                    --------      ------------   ----------    ---------    -----------    ---------
Net investment income
 (loss).......................       499,619           (42,744)     (41,916)       2,916        (79,820)      46,620
                                    --------      ------------   ----------    ---------    -----------    ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested...................            --                --           --           --             --           --
Net realized (loss) gain from
 redemption of investment
 shares.......................       (16,260)       (1,783,173)    (170,596)     (28,172)      (202,730)      33,199
                                    --------      ------------   ----------    ---------    -----------    ---------
Net realized (loss) gain on
 investments..................       (16,260)       (1,783,173)    (170,596)     (28,172)      (202,730)      33,199
                                    --------      ------------   ----------    ---------    -----------    ---------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year............       326,161        (5,521,743)    (663,508)     (63,279)    (4,178,208)     172,118
 End of year..................       516,348       (10,724,570)     709,069     (215,800)    (4,742,620)    (126,277)
                                    --------      ------------   ----------    ---------    -----------    ---------
Net unrealized appreciation
 (depreciation) of investments
 during the year..............       190,187        (5,202,827)   1,372,577     (152,521)      (564,412)    (298,395)
                                    --------      ------------   ----------    ---------    -----------    ---------
Net realized and unrealized
 gain (loss) on investments...       173,927        (6,986,000)   1,201,981     (180,693)      (767,142)    (265,196)
                                    --------      ------------   ----------    ---------    -----------    ---------
Net increase (decrease) in net
 assets resulting from
 operations...................      $673,546      $ (7,028,744)  $1,160,065    $(177,777)   $  (846,962)   $(218,576)
                                    ========      ============   ==========    =========    ===========    =========


                                ALGER AMERICAN       STRONG         STRONG
                                    SMALL           MID-CAP       OPPORTUNITY     DREYFUS
                                CAPITALIZATION   GROWTH FUND II     FUND II     APPRECIATION
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................             --              --     $    29,144    $  19,087
EXPENSES
Mortality and expense risks...   $    187,486     $    47,698          43,226        4,688
                                 ------------     -----------     -----------    ---------
Net investment income
 (loss).......................       (187,486)        (47,698)        (14,082)      14,399
                                 ------------     -----------     -----------    ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested...................             --              --         134,003           --
Net realized (loss) gain from
 redemption of investment
 shares.......................     (9,800,154)     (2,078,048)       (579,756)     (12,942)
                                 ------------     -----------     -----------    ---------
Net realized (loss) gain on
 investments..................     (9,800,154)     (2,078,048)       (445,753)     (12,942)
                                 ------------     -----------     -----------    ---------
Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of year............    (24,791,034)     (2,658,078)       (944,556)          --
 End of year..................    (22,638,543)     (3,741,943)     (2,381,334)    (135,213)
                                 ------------     -----------     -----------    ---------
Net unrealized appreciation
 (depreciation) of investments
 during the year..............      2,152,491      (1,083,865)     (1,436,778)    (135,213)
                                 ------------     -----------     -----------    ---------
Net realized and unrealized
 gain (loss) on investments...     (7,647,663)     (3,161,913)     (1,882,531)    (148,155)
                                 ------------     -----------     -----------    ---------
Net increase (decrease) in net
 assets resulting from
 operations...................   $ (7,835,149)    $(3,209,611)    $(1,896,613)   $(133,756)
                                 ============     ===========     ===========    =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                         AMERICAN       AMERICAN    AMERICAN    JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                         CENTURY         CENTURY     CENTURY      CAPITAL      INTERNATIONAL     GLOBAL
                                     VP INTERNATIONAL   VP ULTRA    VP VALUE    APPRECIATION      GROWTH       TECHNOLOGY
                                        PORTFOLIO       PORTFOLIO   PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................            --       $    458           --     $    537       $    866             --
EXPENSES
Mortality and expense risks........     $   2,129            398    $   5,440          750            398       $    214
                                        ---------       --------    ---------     --------       --------       --------
Net investment (loss) income.......        (2,129)            60       (5,440)        (213)           468           (214)
                                        ---------       --------    ---------     --------       --------       --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Capital gain distributions
  reinvested.......................            --             --           --           --             --             --
Net realized loss from redemption
  of investment shares.............        (6,486)        (1,611)     (31,269)        (799)        (1,704)        (7,795)
                                        ---------       --------    ---------     --------       --------       --------
Net realized loss on investments...        (6,486)        (1,611)     (31,269)        (799)        (1,704)        (7,795)
                                        ---------       --------    ---------     --------       --------       --------
Net unrealized depreciation of
  investments:
  Beginning of year................            --             --           --           --             --             --
  End of year......................       (96,696)       (19,456)     (90,586)     (18,187)       (13,437)       (13,496)
                                        ---------       --------    ---------     --------       --------       --------
Net unrealized depreciation of
  investments during the year......       (96,696)       (19,456)     (90,586)     (18,187)       (13,437)       (13,496)
                                        ---------       --------    ---------     --------       --------       --------
Net realized and unrealized loss on
  investments......................      (103,182)       (21,067)    (121,855)     (18,986)       (15,141)       (21,291)
                                        ---------       --------    ---------     --------       --------       --------
Net decrease in net assets
  resulting from operations........     $(105,311)      $(21,007)   $(127,295)    $(19,199)      $(14,673)      $(21,505)
                                        =========       ========    =========     ========       ========       ========

                                                                  OPPENHEIMER
                                     OPPENHEIMER    OPPENHEIMER   MAIN STREET
                                       CAPITAL        GLOBAL       GROWTH &
                                     APPRECIATION   SECURITIES      INCOME
                                       FUND VA        FUND VA       FUND VA
                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................          --            --            --
EXPENSES
Mortality and expense risks........    $  1,262      $  1,260      $  1,140
                                       --------      --------      --------
Net investment (loss) income.......      (1,262)       (1,260)       (1,140)
                                       --------      --------      --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Capital gain distributions
  reinvested.......................          --            --            --
Net realized loss from redemption
  of investment shares.............      (8,609)      (10,809)       (1,698)
                                       --------      --------      --------
Net realized loss on investments...      (8,609)      (10,809)       (1,698)
                                       --------      --------      --------
Net unrealized depreciation of
  investments:
  Beginning of year................          --            --            --
  End of year......................     (18,548)      (19,931)      (28,300)
                                       --------      --------      --------
Net unrealized depreciation of
  investments during the year......     (18,548)      (19,931)      (28,300)
                                       --------      --------      --------
Net realized and unrealized loss on
  investments......................     (27,157)      (30,740)      (29,998)
                                       --------      --------      --------
Net decrease in net assets
  resulting from operations........    $(28,419)     $(32,000)     $(31,138)
                                       ========      ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                   ALL PRO
                                                    BROAD          MONEY                                     MID CAP
                                                    EQUITY         MARKET         BOND        BALANCED        GROWTH
                                    TOTAL         PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................  $    9,299,174   $    505,707   $    361,636   $   765,175   $   885,380   $   (407,073)
Net realized gain (loss) on
 investments..................     (19,855,948)    13,359,337             --        78,026        13,656       (144,251)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (256,309,481)   (54,474,350)            --       928,926    (5,158,661)   (14,955,574)
                                --------------   ------------   ------------   -----------   -----------   ------------
Net (decrease) increase in net
 assets from operations.......    (266,866,255)   (40,609,306)       361,636     1,772,127    (4,259,625)   (15,506,898)
                                --------------   ------------   ------------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums...     251,305,454     15,780,475     32,915,846     3,030,605     4,107,701      8,327,985
Cost of insurance and
 administrative charges.......    (115,645,488)    (8,680,676)    (6,998,330)   (1,696,488)   (2,646,018)    (4,195,799)
Surrenders and forfeitures....     (71,234,530)   (10,258,896)    (4,959,434)   (1,123,404)   (3,709,361)    (3,770,625)
Transfers between portfolios
 and the Guaranteed Account...     (11,208,436)    (3,715,277)   (11,918,117)    2,720,922      (660,020)      (864,854)
Net repayments (withdrawals)
 due to policy loans..........         514,614      1,160,759       (572,623)        5,222       715,336         (7,748)
Withdrawals due to death
 benefits.....................      (2,537,677)      (327,200)      (171,919)      (64,587)     (162,174)       (29,528)
                                --------------   ------------   ------------   -----------   -----------   ------------
Net (decrease) increase in net
 assets derived from policy
 transactions.................      51,193,937     (6,040,815)     8,295,423     2,872,270    (2,354,536)      (540,569)
                                --------------   ------------   ------------   -----------   -----------   ------------
Amounts
 contributed/(withdrawn) by
 Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements...............         425,000         55,000        (25,000)           --       (75,000)      (240,000)
                                --------------   ------------   ------------   -----------   -----------   ------------
Total (decrease) increase in
 net assets...................    (215,247,318)   (46,595,121)     8,632,059     4,644,397    (6,689,161)   (16,287,467)
NET ASSETS
 Beginning of year............   1,396,938,660    173,246,737     52,725,992    19,730,882    40,058,015     67,184,654
                                --------------   ------------   ------------   -----------   -----------   ------------
 End of year..................  $1,181,691,342   $126,651,616   $ 61,358,051   $24,375,279   $33,368,854   $ 50,897,187
                                ==============   ============   ============   ===========   ===========   ============
CHANGES IN UNITS
 Beginning units..............       5,153,584        236,914        269,157        64,511        81,562        122,909
                                --------------   ------------   ------------   -----------   -----------   ------------
 Net unit purchases/(sales)...         438,629         (6,873)        42,703        12,895        (7,477)         5,220
                                --------------   ------------   ------------   -----------   -----------   ------------
 Ending units.................       5,592,213        230,041        311,860        77,406        74,085        128,129
                                ==============   ============   ============   ===========   ===========   ============

                                                  ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                 LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP     EQUITY 500
                                INTERNATIONAL     GROWTH         VALUE         GROWTH         VALUE         INDEX
                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------  -------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................   $   181,886    $  (147,431)  $   278,130   $   (172,135)  $ 1,478,558   $    862,046
Net realized gain (loss) on
 investments..................      (551,336)    (2,374,724)     (338,236)    (1,835,268)    1,242,300     (7,369,309)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (5,418,933)    (4,600,382)   (2,568,492)    (9,263,593)   (7,370,595)   (38,351,775)
                                 -----------    -----------   -----------   ------------   -----------   ------------
Net (decrease) increase in net
 assets from operations.......    (5,788,383)    (7,122,537)   (2,628,598)   (11,270,996)   (4,649,737)   (44,859,038)
                                 -----------    -----------   -----------   ------------   -----------   ------------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums...     6,525,872      5,788,010     4,073,269      5,825,939     4,462,625     36,781,552
Cost of insurance and
 administrative charges.......    (3,413,936)    (2,558,029)   (1,661,442)    (2,531,956)   (1,784,811)   (17,937,092)
Surrenders and forfeitures....    (2,539,731)      (827,906)     (535,543)    (1,060,732)     (765,876)    (6,653,201)
Transfers between portfolios
 and the Guaranteed Account...     1,328,462       (197,348)    3,070,548        189,766     6,173,794     (7,076,229)
Net repayments (withdrawals)
 due to policy loans..........       103,832         17,580      (169,652)       (29,065)     (125,205)      (583,187)
Withdrawals due to death
 benefits.....................      (100,964)       (58,006)      (48,686)       (22,400)      (43,117)      (164,952)
                                 -----------    -----------   -----------   ------------   -----------   ------------
Net (decrease) increase in net
 assets derived from policy
 transactions.................     1,903,535      2,164,301     4,728,494      2,371,552     7,917,410      4,366,891
                                 -----------    -----------   -----------   ------------   -----------   ------------
Amounts
 contributed/(withdrawn) by
 Nationwide Life Insurance
 Company of America, including
 seed money and
 reimbursements...............       (40,000)       (50,000)           --             --            --        110,000
                                 -----------    -----------   -----------   ------------   -----------   ------------
Total (decrease) increase in
 net assets...................    (3,924,848)    (5,008,236)    2,099,896     (8,899,444)    3,267,673    (40,382,147)
NET ASSETS
 Beginning of year............    47,390,445     23,584,313    14,192,246     29,324,856    19,001,687    190,033,908
                                 -----------    -----------   -----------   ------------   -----------   ------------
 End of year..................   $43,465,597    $18,576,077   $16,292,142   $ 20,425,412   $22,269,360   $149,651,761
                                 ===========    ===========   ===========   ============   ===========   ============
CHANGES IN UNITS
 Beginning units..............       167,840        201,761       114,833        179,808       137,067        522,091
                                 -----------    -----------   -----------   ------------   -----------   ------------
 Net unit purchases/(sales)...         9,151         22,540        41,562         25,491        58,981         21,373
                                 -----------    -----------   -----------   ------------   -----------   ------------
 Ending units.................       176,991        224,301       156,395        205,299       196,048        543,464
                                 ===========    ===========   ===========   ============   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                     ZERO COUPON                                   FIDELITY                     FIDELITY
                                        BOND         FIDELITY        FIDELITY        HIGH         FIDELITY        ASSET
                                     2006 SERIES   EQUITY-INCOME      GROWTH        INCOME        OVERSEAS       MANAGER
                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ (136,760)   $  1,277,462    $   (849,246)  $ 1,560,378   $     39,811   $ 1,539,668
Net realized gain (loss) on
  investments......................     603,072       3,085,270      (1,589,487)   (4,234,411)    (3,300,402)   (1,732,845)
Net unrealized appreciation
  (depreciation) of investments
  during the year..................     997,642     (28,762,210)    (67,433,511)    3,135,943     (6,301,063)   (4,796,184)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Net increase (decrease) in net
  assets from operations...........   1,463,954     (24,399,478)    (69,872,244)      461,910     (9,561,654)   (4,989,361)
                                     -----------   ------------    ------------   -----------   ------------   -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........   1,418,166      20,378,773      36,934,007     2,612,342      8,365,048     7,401,061
Cost of insurance and
  administrative charges...........  (1,146,730)    (10,755,120)    (18,290,371)   (1,546,608)    (3,664,594)   (4,053,037)
Surrenders and forfeitures.........    (859,365)     (6,670,778)     (9,801,803)   (1,298,930)    (2,728,405)   (4,444,716)
Transfers between portfolios and
  the Guaranteed Account...........   1,535,883      (1,413,607)    (10,036,976)     (105,368)    (3,499,593)   (1,845,153)
Net (withdrawals) repayments due to
  policy loans.....................     (65,585)       (112,706)        645,226       178,740        (18,668)      220,414
Withdrawals due to death
  benefits.........................    (173,645)       (229,926)       (269,129)      (24,260)      (100,583)      (80,324)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Net increase (decrease) in net
  assets derived from policy
  transactions.....................     708,724       1,196,636        (819,046)     (184,084)    (1,646,795)   (2,801,755)
                                     -----------   ------------    ------------   -----------   ------------   -----------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................          --         100,000         145,000            --             --        20,000
                                     -----------   ------------    ------------   -----------   ------------   -----------
Total increase (decrease) in net
  assets...........................   2,172,678     (23,102,842)    (70,546,290)      277,826    (11,208,449)   (7,771,116)
NET ASSETS
  Beginning of year................  14,257,825     136,442,219     226,837,036    15,864,124     46,749,289    51,084,474
                                     -----------   ------------    ------------   -----------   ------------   -----------
  End of year......................  $16,430,503   $113,339,377    $156,290,746   $16,141,950   $ 35,540,840   $43,313,358
                                     ===========   ============    ============   ===========   ============   ===========
CHANGES IN UNITS
  Beginning units..................      35,035         387,152         607,695       109,702        267,505       190,658
                                     -----------   ------------    ------------   -----------   ------------   -----------
  Net unit purchases/(sales).......       2,234           2,366           1,785           331        (10,353)      (16,575)
                                     -----------   ------------    ------------   -----------   ------------   -----------
  Ending units.....................      37,269         389,518         609,480       110,033        257,152       174,083
                                     ===========   ============    ============   ===========   ============   ===========

                                      FIDELITY
                                     INVESTMENT
                                        GRADE       FIDELITY
                                        BOND       CONTRAFUND
                                      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ 1,037,993   $    99,311
Net realized gain (loss) on
  investments......................       61,351      (253,282)
Net unrealized appreciation
  (depreciation) of investments
  during the year..................    2,492,541    (8,931,817)
                                     -----------   -----------
Net increase (decrease) in net
  assets from operations...........    3,591,885    (9,085,788)
                                     -----------   -----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........    6,317,270    16,218,828
Cost of insurance and
  administrative charges...........   (3,096,533)   (7,918,056)
Surrenders and forfeitures.........   (1,459,380)   (3,077,310)
Transfers between portfolios and
  the Guaranteed Account...........    7,342,591    (4,996,928)
Net (withdrawals) repayments due to
  policy loans.....................     (358,375)     (298,795)
Withdrawals due to death
  benefits.........................      (99,362)     (122,446)
                                     -----------   -----------
Net increase (decrease) in net
  assets derived from policy
  transactions.....................    8,646,211      (194,707)
                                     -----------   -----------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................       50,000        50,000
                                     -----------   -----------
Total increase (decrease) in net
  assets...........................   12,288,096    (9,230,495)
NET ASSETS
  Beginning of year................   32,599,830    90,048,221
                                     -----------   -----------
  End of year......................  $44,887,926   $80,817,726
                                     ===========   ===========
CHANGES IN UNITS
  Beginning units..................      155,692       393,535
                                     -----------   -----------
  Net unit purchases/(sales).......       44,862          (825)
                                     -----------   -----------
  Ending units.....................      200,554       392,710
                                     ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                               VAN ECK
                                     NEUBERGER       NEUBERGER     VAN ECK       VAN ECK      WORLDWIDE      VAN ECK
                                   BERMAN LIMITED     BERMAN      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE
                                   MATURITY BOND     PARTNERS        BOND      HARD ASSETS     MARKETS     REAL ESTATE
                                     PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $   499,619     $   (42,744)  $  (41,916)  $    2,916    $   (79,820)  $   46,620
Net realized (loss) gain on
 investments.....................       (16,260)     (1,783,173)    (170,596)     (28,172)      (202,730)      33,199
Net unrealized appreciation
 (depreciation) of investments
 during the year.................       190,187      (5,202,827)   1,372,577     (152,521)      (564,412)    (298,395)
                                    -----------     -----------   ----------   ----------    -----------   ----------
Net increase (decrease) in net
 assets from operations..........       673,546      (7,028,744)   1,160,065     (177,777)      (846,962)    (218,576)
                                    -----------     -----------   ----------   ----------    -----------   ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     2,316,505       4,122,659      960,583      648,919      3,026,799      674,672
Cost of insurance and
 administrative charges..........    (1,220,184)     (2,340,477)    (503,436)    (308,882)    (1,469,579)    (294,088)
Surrenders and forfeitures.......      (954,052)     (1,158,081)    (414,150)    (178,670)      (600,243)     (83,104)
Transfers between portfolios and
 the Guaranteed Account..........     4,929,055      (1,373,430)   1,007,409      159,452        931,877    1,215,554
Net (withdrawals) repayments due
 to policy loans.................      (174,870)        (26,487)      (4,669)       4,841         55,564      (28,974)
Withdrawals due to death
 benefits........................       (31,125)        (98,653)     (37,328)      (5,241)       (11,496)          --
                                    -----------     -----------   ----------   ----------    -----------   ----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................     4,865,329        (874,469)   1,008,409      320,419      1,932,922    1,484,060
                                    -----------     -----------   ----------   ----------    -----------   ----------
Amounts (withdrawn)/contributed
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements...            --         (50,000)          --           --         50,000           --
                                    -----------     -----------   ----------   ----------    -----------   ----------
Total increase (decrease) in net
 assets..........................     5,538,875      (7,953,213)   2,168,474      142,642      1,135,960    1,265,484
NET ASSETS
 Beginning of year...............    12,698,969      28,699,368    4,980,070    3,281,093     13,023,484    2,175,138
                                    -----------     -----------   ----------   ----------    -----------   ----------
 End of year.....................   $18,237,844     $20,746,155   $7,148,544   $3,423,735    $14,159,444   $3,440,622
                                    ===========     ===========   ==========   ==========    ===========   ==========
CHANGES IN UNITS
 Beginning units.................        68,541         214,138       28,511       22,751        131,732       15,812
                                    -----------     -----------   ----------   ----------    -----------   ----------
 Net unit purchases/(sales)......        23,136          (6,364)       6,848          974          6,484       11,325
                                    -----------     -----------   ----------   ----------    -----------   ----------
 Ending units....................        91,677         207,774       35,359       23,725        138,216       27,137
                                    ===========     ===========   ==========   ==========    ===========   ==========


                                   ALGER AMERICAN       STRONG         STRONG
                                       SMALL           MID-CAP       OPPORTUNITY     DREYFUS
                                   CAPITALIZATION   GROWTH FUND II     FUND II     APPRECIATION
                                     PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $  (187,486)     $   (47,698)    $   (14,082)   $   14,399
Net realized (loss) gain on
 investments.....................    (9,800,154)      (2,078,048)       (445,753)      (12,942)
Net unrealized appreciation
 (depreciation) of investments
 during the year.................     2,152,491       (1,083,865)     (1,436,778)     (135,213)
                                    -----------      -----------     -----------    ----------
Net increase (decrease) in net
 assets from operations..........    (7,835,149)      (3,209,611)     (1,896,613)     (133,756)
                                    -----------      -----------     -----------    ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......     6,429,053        2,852,936       1,844,267       225,207
Cost of insurance and
 administrative charges..........    (2,893,511)      (1,013,482)       (660,541)      (95,191)
Surrenders and forfeitures.......      (967,387)        (154,979)       (101,955)      (30,828)
Transfers between portfolios and
 the Guaranteed Account..........    (2,685,603)          62,964       1,811,584     1,565,184
Net (withdrawals) repayments due
 to policy loans.................        68,290          (48,224)        (17,374)       (1,900)
Withdrawals due to death
 benefits........................       (45,351)          (3,554)        (11,721)           --
                                    -----------      -----------     -----------    ----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................       (94,509)       1,695,661       2,864,260     1,662,472
                                    -----------      -----------     -----------    ----------
Amounts (withdrawn)/contributed
 by Nationwide Life Insurance
 Company of America, including
 seed money and reimbursements...        50,000           25,000              --        25,000
                                    -----------      -----------     -----------    ----------
Total increase (decrease) in net
 assets..........................    (7,879,658)      (1,488,950)        967,647     1,553,716
NET ASSETS
 Beginning of year...............    29,293,796        7,211,775       5,218,214            --
                                    -----------      -----------     -----------    ----------
 End of year.....................   $21,414,138      $ 5,722,825     $ 6,185,861    $1,553,716
                                    ===========      ===========     ===========    ==========
CHANGES IN UNITS
 Beginning units.................       265,962          113,277          47,433            --
                                    -----------      -----------     -----------    ----------
 Net unit purchases/(sales)......         2,948           37,485          34,653        16,212
                                    -----------      -----------     -----------    ----------
 Ending units....................       268,910          150,762          82,086        16,212
                                    ===========      ===========     ===========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                       AMERICAN      AMERICAN     AMERICAN    JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                      CENTURY VP      CENTURY     CENTURY       CAPITAL      INTERNATIONAL     GLOBAL
                                     INTERNATIONAL   VP ULTRA     VP VALUE    APPRECIATION      GROWTH       TECHNOLOGY
                                       PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......    $ (2,129)     $     60    $   (5,440)    $   (213)       $    468      $   (214)
Net realized loss on investments...      (6,486)       (1,611)      (31,269)        (799)         (1,704)       (7,795)
Net unrealized depreciation of
  investments during the year......     (96,696)      (19,456)      (90,586)     (18,187)        (13,437)      (13,496)
                                       --------      --------    ----------     --------        --------      --------
Net decrease in net assets from
  operations.......................    (105,311)      (21,007)     (127,295)     (19,199)        (14,673)      (21,505)
                                       --------      --------    ----------     --------        --------      --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........     109,527         8,620       251,743       93,992          69,923        29,605
Cost of insurance and
  administrative charges...........     (46,453)       (8,867)     (100,218)     (15,164)        (10,825)       (5,873)
Surrenders and forfeitures.........     (14,799)          (54)      (30,096)         (97)           (302)           --
Transfers between portfolios and
  the Guaranteed Account...........     783,119       254,146     1,800,151      311,469         151,561       145,276
Net repayments (withdrawals) due to
  policy loans.....................        (241)           --        (1,533)        (325)           (317)         (966)
                                       --------      --------    ----------     --------        --------      --------
Net increase in net assets derived
  from policy transactions.........     831,153       253,845     1,920,047      389,875         210,040       168,042
                                       --------      --------    ----------     --------        --------      --------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................      25,000        25,000        25,000       25,000          25,000        25,000
                                       --------      --------    ----------     --------        --------      --------
Total increase in net assets.......     750,842       257,838     1,817,752      395,676         220,367       171,537
NET ASSETS
  Beginning of year................          --            --            --           --              --            --
                                       --------      --------    ----------     --------        --------      --------
  End of year......................    $750,842      $257,838    $1,817,752     $395,676        $220,367      $171,537
                                       ========      ========    ==========     ========        ========      ========
CHANGES IN UNITS
  Beginning units..................          --            --            --           --              --            --
                                       --------      --------    ----------     --------        --------      --------
  Net unit purchases...............       8,088         2,150        17,209        3,192           2,439         2,052
                                       --------      --------    ----------     --------        --------      --------
  Ending units.....................       8,088         2,150        17,209        3,192           2,439         2,052
                                       ========      ========    ==========     ========        ========      ========

                                     OPPENHEIMER    OPPENHEIMER     OPPENHEIMER
                                       CAPITAL        GLOBAL        MAIN STREET
                                     APPRECIATION   SECURITIES    GROWTH & INCOME
                                       FUND VA        FUND VA         FUND VA
                                      PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......    $ (1,262)     $ (1,260)       $ (1,140)
Net realized loss on investments...      (8,609)      (10,809)         (1,698)
Net unrealized depreciation of
  investments during the year......     (18,548)      (19,931)        (28,300)
                                       --------      --------        --------
Net decrease in net assets from
  operations.......................     (28,419)      (32,000)        (31,138)
                                       --------      --------        --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........     155,715       100,943         118,412
Cost of insurance and
  administrative charges...........     (30,916)      (24,195)        (27,980)
Surrenders and forfeitures.........        (245)          (93)              1
Transfers between portfolios and
  the Guaranteed Account...........     539,319       650,582         499,399
Net repayments (withdrawals) due to
  policy loans.....................      (2,733)      (10,968)             --
                                       --------      --------        --------
Net increase in net assets derived
  from policy transactions.........     661,140       716,269         589,832
                                       --------      --------        --------
Amounts contributed by Nationwide
  Life Insurance Company of
  America, including seed money and
  reimbursements...................      25,000        25,000          25,000
                                       --------      --------        --------
Total increase in net assets.......     657,721       709,269         583,694
NET ASSETS
  Beginning of year................          --            --              --
                                       --------      --------        --------
  End of year......................    $657,721      $709,269        $583,694
                                       ========      ========        ========
CHANGES IN UNITS
  Beginning units..................          --            --              --
                                       --------      --------        --------
  Net unit purchases...............       6,684         8,173           5,550
                                       --------      --------        --------
  Ending units.....................       6,684         8,173           5,550
                                       ========      ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                         **ALL PRO        MONEY                                    **MID CAP
                                        BROAD EQUITY      MARKET         BOND       **BALANCED       GROWTH      INTERNATIONAL
                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.................  $ 3,602,182    $  1,336,639   $   864,925   $ 1,301,841   $  8,872,239   $  1,696,213
Net realized gain on investments......   18,452,815                         2,438     2,793,564      7,759,490      2,786,718
Net unrealized (depreciation)
  appreciation of investments during
  the year............................  (49,714,492)                      257,181    (7,431,302)   (19,415,191)   (11,277,324)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Net increase (decrease) in net assets
  from operations.....................  (27,659,495)      1,336,639     1,124,544    (3,335,897)    (2,783,462)    (6,794,393)
                                        ------------   ------------   -----------   -----------   ------------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........   17,443,741      52,802,510     2,776,563     4,471,235      7,996,366      6,749,925
Cost of insurance and administrative
  charges.............................   (9,098,987)     (6,371,514)   (1,298,060)   (2,589,297)    (3,877,243)    (3,177,886)
Surrenders and forfeitures............  (11,921,016)     (2,907,975)     (867,921)   (2,592,399)    (3,023,516)    (2,338,723)
Transfers between investment
  portfolios..........................   (2,320,455)    (29,628,056)    2,462,209       247,160      1,862,616        966,941
Net repayments (withdrawals) due to
  policy loans........................      577,076      (2,405,733)      (20,407)      228,625       (188,795)      (233,154)
Withdrawals due to death benefits.....     (862,297)       (103,591)      (56,280)     (143,386)       (42,071)      (102,579)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Net (decrease) increase in net assets
  derived from policy transactions....   (6,181,938)     11,385,641     2,996,104      (378,062)     2,727,357      1,864,524
                                        ------------   ------------   -----------   -----------   ------------   ------------
Return of capital to Provident Mutual
  Life Insurance Company..............                                                  (52,000)      (100,000)
                                        ------------   ------------   -----------   -----------   ------------   ------------
Total (decrease) increase in net
  assets..............................  (33,841,433)     12,722,280     4,120,648    (3,765,959)      (156,105)    (4,929,869)
NET ASSETS
  Beginning of year...................  207,088,170      40,003,712    15,610,234    43,823,974     67,340,759     52,320,314
                                        ------------   ------------   -----------   -----------   ------------   ------------
  End of year.........................  $173,246,737   $ 52,725,992   $19,730,882   $40,058,015   $ 67,184,654   $ 47,390,445
                                        ============   ============   ===========   ===========   ============   ============
CHANGES IN UNITS
  Beginning units.....................      236,142         198,200        49,517        78,533        112,281        157,407
                                        ------------   ------------   -----------   -----------   ------------   ------------
  Net unit purchases..................          772          70,957        14,994         3,029         10,628         10,433
                                        ------------   ------------   -----------   -----------   ------------   ------------
  Ending units........................      236,914         269,157        64,511        81,562        122,909        167,840
                                        ============   ============   ===========   ===========   ============   ============

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                         ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP     EQUITY 500
                                                         GROWTH         VALUE        GROWTH         VALUE         INDEX
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.........................  $  (148,105)  $    27,994   $  (208,356)  $   (36,018)  $    898,477
Net realized (loss) gain on investments..............     (800,159)     (137,667)      482,637       810,535     (1,541,166)
Net unrealized (depreciation) appreciation of
  investments during the year........................   (4,921,104)       45,512    (5,562,674)    1,105,263    (25,277,365)
                                                       -----------   -----------   -----------   -----------   ------------
Net (decrease) increase in net assets from
  operations.........................................   (5,869,368)      (64,161)   (5,288,393)    1,879,780    (25,920,054)
                                                       -----------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................    6,534,705     3,452,239     6,823,293     3,186,538     40,465,543
Cost of insurance and administrative charges.........   (2,605,137)   (1,194,377)   (2,711,261)   (1,014,770)   (17,562,124)
Surrenders and forfeitures...........................     (777,030)     (500,168)   (1,470,076)     (703,684)    (6,088,449)
Transfers between investment portfolios..............      867,602     1,761,076    (2,068,246)    5,906,135      3,670,024
Net (withdrawals) repayments due to policy loans.....      (83,903)     (154,091)     (134,699)      (12,782)       406,368
Withdrawals due to death benefits....................      (40,301)      (21,953)      (43,584)      (25,699)      (359,328)
                                                       -----------   -----------   -----------   -----------   ------------
Net increase in net assets derived from policy
  transactions.......................................    3,895,936     3,342,726       395,427     7,335,738     20,532,034
                                                       -----------   -----------   -----------   -----------   ------------
Capital contribution from Provident Mutual Life
  Insurance Company..................................                                   20,000                       40,000
                                                       -----------   -----------   -----------   -----------   ------------
Total (decrease) increase in net assets..............   (1,973,432)    3,278,565    (4,872,966)    9,215,518     (5,348,020)
NET ASSETS
  Beginning of year..................................   25,557,745    10,913,681    34,197,822     9,786,169    195,381,928
                                                       -----------   -----------   -----------   -----------   ------------
  End of year........................................  $23,584,313   $14,192,246   $29,324,856   $19,001,687   $190,033,908
                                                       ===========   ===========   ===========   ===========   ============
CHANGES IN UNITS
  Beginning units....................................      165,047        89,843       170,963        75,679        455,279
                                                       -----------   -----------   -----------   -----------   ------------
  Net unit purchases.................................       36,714        24,990         8,845        61,388         66,812
                                                       -----------   -----------   -----------   -----------   ------------
  Ending units.......................................      201,761       114,833       179,808       137,067        522,091
                                                       ===========   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (128,444)
Net realized gain on investments............................        695,057
Net unrealized appreciation of investments during the
  year......................................................        433,813
                                                                -----------
Net increase in net assets from operations..................      1,000,426
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      1,569,994
Cost of insurance and administrative charges................     (1,047,315)
                                                                -----------
Surrenders and forfeitures..................................       (647,481)
Transfers between investment portfolios.....................        597,063
Net withdrawals due to policy loans.........................       (188,235)
Withdrawals due to death benefits...........................        (29,055)
                                                                -----------
Net increase in net assets derived from policy
  transactions..............................................        254,971
                                                                -----------
Total increase in net assets................................      1,255,397
NET ASSETS
Beginning of year...........................................     13,002,428
                                                                -----------
End of year.................................................    $14,257,825
                                                                ===========
CHANGES IN UNITS
  Beginning units...........................................         33,727
                                                                -----------
  Net unit purchases........................................          1,308
                                                                -----------
  Ending units..............................................         35,035
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                       FIDELITY                     FIDELITY                     FIDELITY
                                                       EQUITY-        FIDELITY        HIGH         FIDELITY        ASSET
                                                        INCOME         GROWTH        INCOME        OVERSEAS       MANAGER
                                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......................  $  1,309,988   $ (1,459,347)  $ 2,105,234   $  2,294,096   $ 1,771,542
Net realized gain (loss) on investments............     7,556,918     20,973,848    (4,880,695)     2,441,857       695,688
Net unrealized (depreciation) appreciation of
  investments during the year......................   (16,758,761)   (68,632,818)      738,842    (17,101,406)   (4,988,265)
                                                     ------------   ------------   -----------   ------------   -----------
Net decrease in net assets from operations.........    (7,891,855)   (49,118,317)   (2,036,619)   (12,365,453)   (2,521,035)
                                                     ------------   ------------   -----------   ------------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums........................    20,811,738     42,489,841     2,968,756      9,906,830     7,334,965
Cost of insurance and administrative charges.......   (10,254,353)   (19,179,817)   (1,563,792)    (3,875,821)   (3,951,440)
Surrenders and forfeitures.........................    (5,526,500)    (8,282,712)     (821,825)    (1,598,519)   (1,815,210)
Transfers between investment portfolios............     2,680,581     (2,958,731)     (271,717)    (1,194,456)   (1,441,699)
Net (withdrawals) repayments due to policy loans...      (404,075)      (632,365)     (128,937)      (183,168)       86,842
Withdrawals due to death benefits..................      (383,879)      (642,481)       (7,088)       (74,141)     (100,608)
                                                     ------------   ------------   -----------   ------------   -----------
Net increase in net assets derived from policy
  transactions.....................................     6,923,512     10,793,735       175,397      2,980,725       112,850
                                                     ------------   ------------   -----------   ------------   -----------
Capital contribution from Provident Mutual Life
  Insurance Company................................        45,000         67,000        15,000
                                                     ------------   ------------   -----------   ------------   -----------
Total decrease in net assets.......................      (923,343)   (38,257,582)   (1,846,222)    (9,384,728)   (2,408,185)
NET ASSETS
Beginning of year..................................   137,365,562    265,094,618    17,710,346     56,134,017    53,492,659
                                                     ------------   ------------   -----------   ------------   -----------
End of year........................................  $136,442,219   $226,837,036   $15,864,124   $ 46,749,289   $51,084,474
                                                     ============   ============   ===========   ============   ===========
CHANGES IN UNITS
  Beginning units..................................       363,005        568,563       106,423        244,507       185,843
                                                     ------------   ------------   -----------   ------------   -----------
  Net unit purchases...............................        24,147         39,132         3,279         22,998         4,815
                                                     ------------   ------------   -----------   ------------   -----------
  Ending units.....................................       387,152        607,695       109,702        267,505       190,658
                                                     ============   ============   ===========   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY                      NEUBERGER       NEUBERGER
                                                              INVESTMENT      FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND     CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $1,088,315    $     61,067    $   481,277     $   (89,433)
Net realized gain (loss) on investments.....................      63,179       2,904,487        (46,575)        318,770
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     768,198     (15,208,097)       337,785      (1,214,657)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets from operations.......   1,919,692     (12,242,543)       772,487        (985,320)
                                                              -----------   ------------    -----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................   5,283,919      18,886,321      2,096,762       4,771,387
Cost of insurance and administrative charges................  (2,173,197)     (7,899,008)      (852,713)     (2,371,355)
Surrenders and forfeitures..................................  (1,114,775)     (2,440,601)      (707,699)       (906,013)
Transfers between investment portfolios.....................   6,143,207         815,927      3,008,877        (141,335)
Net withdrawals due to policy loans.........................    (325,287)       (189,220)      (136,943)       (152,840)
Withdrawals due to death benefits...........................     (55,420)       (171,607)        (7,092)        (61,086)
                                                              -----------   ------------    -----------     -----------
Net increase in net assets derived from policy
  transactions..............................................   7,758,447       9,001,812      3,401,192       1,138,758
                                                              -----------   ------------    -----------     -----------
Capital contribution from (return of capital to) Provident
  Mutual Life Insurance Company.............................                      30,000                       (100,000)
                                                              -----------   ------------    -----------     -----------
Total increase (decrease) in net assets.....................   9,678,139      (3,210,731)     4,173,679          53,438
NET ASSETS
  Beginning of year.........................................  22,921,691      93,258,952      8,525,290      28,645,930
                                                              -----------   ------------    -----------     -----------
  End of year...............................................  $32,599,830   $ 90,048,221    $12,698,969     $28,699,368
                                                              ===========   ============    ===========     ===========
CHANGES IN UNITS
  Beginning units...........................................     115,393         347,009         46,735         203,403
                                                              -----------   ------------    -----------     -----------
  Net unit purchases........................................      40,299          46,526         21,806          10,735
                                                              -----------   ------------    -----------     -----------
  Ending units..............................................     155,692         393,535         68,541         214,138
                                                              ===========   ============    ===========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                     VAN ECK      VAN ECK
                                                         VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                        WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                                           BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........................  $ 201,036    $   15,563    $   (88,598)  $  27,666     $   (255,720)
Net realized (loss) gain on investments...............   (124,000)     (140,045)       345,572      25,253       (4,295,124)
Net unrealized (depreciation) appreciation of
  investments during the year.........................   (377,954)     (286,812)      (545,049)     39,629       (6,782,110)
                                                        ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets from
  operations..........................................   (300,918)     (411,294)      (288,075)     92,548      (11,332,954)
                                                        ----------   ----------    -----------   ----------    ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........................    854,165       720,438      3,406,814     532,389        7,858,035
Cost of insurance and administrative charges..........   (444,851)     (290,605)    (1,380,076)   (146,436)      (3,098,390)
Surrenders and forfeitures............................   (402,911)     (111,824)      (437,188)    (50,687)      (1,069,072)
Transfers between investment portfolios...............   (297,473)     (389,124)    (1,263,185)    431,336          247,311
Net (withdrawals) repayments due to policy loans......    (11,004)       12,201        (36,134)       (327)         (13,331)
Withdrawals due to death benefits.....................    (13,000)       (9,395)       (20,035)     (7,475)         (30,823)
                                                        ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets derived from
  policy transactions.................................   (315,074)      (68,309)       270,196     758,800        3,893,730
                                                        ----------   ----------    -----------   ----------    ------------
Capital contribution from Provident Mutual Life
  Insurance Company...................................                                                               35,000
                                                        ----------   ----------    -----------   ----------    ------------
Total (decrease) increase in net assets...............   (615,992)     (479,603)       (17,879)    851,348       (7,404,224)
NET ASSETS
  Beginning of year...................................  5,596,062     3,760,696     13,041,363   1,323,790       36,698,020
                                                        ----------   ----------    -----------   ----------    ------------
  End of year.........................................  $4,980,070   $3,281,093    $13,023,484   $2,175,138    $ 29,293,796
                                                        ==========   ==========    ===========   ==========    ============
CHANGES IN UNITS
  Beginning units.....................................     30,542        21,693        128,486       9,420          227,887
                                                        ----------   ----------    -----------   ----------    ------------
  Net unit purchases/(sales)..........................     (2,031)        1,058          3,246       6,392           38,075
                                                        ----------   ----------    -----------   ----------    ------------
  Ending units........................................     28,511        22,751        131,732      15,812          265,962
                                                        ==========   ==========    ===========   ==========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss).......................................   $   (44,342)    $   (4,900)
Net realized (loss) gain on investments.....................    (1,401,247)       693,148
Net unrealized depreciation of investments during the
  year......................................................      (931,861)      (753,213)
                                                               -----------     ----------
Net decrease in net assets from operations..................    (2,377,450)       (64,965)
                                                               -----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     3,023,718      1,091,786
Cost of insurance and administrative charges................      (896,668)      (335,315)
Surrenders and forfeitures..................................      (102,952)       (32,582)
Transfers between investment portfolios.....................     1,742,679      2,936,482
Net withdrawals due to policy loans.........................       (90,345)       (43,280)
Withdrawals due to death benefits...........................        (5,156)       (22,421)
                                                               -----------     ----------
Net increase in net assets derived from policy
  transactions..............................................     3,671,276      3,594,670
                                                               -----------     ----------
Total increase in net assets................................     1,293,826      3,529,705
NET ASSETS
  Beginning of year.........................................     5,917,949      1,688,509
                                                               -----------     ----------
  End of year...............................................   $ 7,211,775     $5,218,214
                                                               ===========     ==========
CHANGES IN UNITS
  Beginning units...........................................        59,361         13,004
                                                               -----------     ----------
  Net unit purchases........................................        53,916         34,429
                                                               -----------     ----------
  Ending units..............................................       113,277         47,433
                                                               ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements
December 31, 2002 and 2001

--------------------------------------------------------------------------------

1. ORGANIZATION

The Nationwide Provident VLI Separate Account 1 (formerly the Provident Mutual Variable Life Separate Account -- see Note 6) (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) (formerly Provident Mutual Life Insurance Company -- see Note 6) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Market Street Fund All Pro Broad Equity, Money Market, Bond and Balanced Subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Subaccount is not available with scheduled premium policies.

The Policies are distributed principally through career agents and brokers.

Nationwide Provident has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-eight subaccounts: the All Pro Broad Equity, Money Market, Bond, Balanced, Mid Cap Growth and International Subaccounts and the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and the Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund; the Zero Coupon Bond 2006 Series Subaccount invests in the 2006 Series Portfolio of the Zero Coupon Trust and Merrill Lynch, Pierce, Fenner & Smith (MLPFS) serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A (Zero Coupon Trust); the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; the Strong Opportunity Fund II Subaccount invests in the Strong Opportunity Fund II, Inc, the Dreyfus Appreciation Subaccount invests in the corresponding portfolio of the Dreyfus Variable Investment Fund; the American Century VP International, American Century VP Ultra and the American Century VP Value Subaccounts invest in the corresponding portfolios of the American Century Variable Portfolios, Inc.; the Janus Capital Appreciation, Janus International Growth and Janus Global Technology Subaccounts invest in the corresponding portfolios of the Janus Aspen Series Funds; and the Oppenheimer Capital Appreciation, Oppenheimer Global Securities and Oppenheimer Main Street Growth & Income Subaccounts invest in the corresponding portfolios of the Oppenheimer Variable Account Funds.

At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were renamed the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts, respectively.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 5). The Separate Account's assets are the property of Nationwide Provident.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Nationwide Provident's general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which, manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account included in the financial statements.

  Investment Valuation:

Investment shares are valued at the closing net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of Nationwide Provident. Under the provisions of the Policies, Nationwide Provident has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. Nationwide Provident does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

  Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

3. DEATH BENEFITS

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Nationwide Provident's general account.

4. POLICY LOANS

Policy provisions allow policyholders to borrow up to the policy's non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to Nationwide Provident's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Nationwide Provident's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

  Deductions from Premiums

Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) premium processing charges, (3) premiums for supplementary benefits, (4) sales charges and (5) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

  Asset Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by Nationwide Provident. The annual rates charged to cover these risks range from 0% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

  Cost of Insurance

Each subaccount is also charged by Nationwide Provident for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

  Administrative Charges

Depending upon the type of policy, additional monthly deductions may be made for
(1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets. During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. A deferred sales charge will be imposed if a certain policies are surrendered or lapse at any time within 10-12 years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

For scheduled premium and single premium policies, Nationwide Provident has agreed to make a daily adjustment to the net rate of return of the All Pro Broad Equity, Money Market and Bond Subaccounts to offset completely all Market Street Fund expenses charged to the portfolios in which the subaccounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax liabilities.

The total amounts reimbursed for the All Pro Broad Equity, Money Market and Bond Subaccounts for the years ended December 31, 2002 and 2001 were as follows:

------------------------------------------------------------------------------------------------------
                                                                ALL PRO         MONEY
                                                              BROAD EQUITY      MARKET         BOND
                  YEAR ENDING DECEMBER 31,                     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------
2002........................................................    $23,606         $1,913        $3,032
2001........................................................    $28,549         $1,733        $3,203

These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

Nationwide Provident makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Nationwide Provident for the transaction charge paid directly by Nationwide Provident to MLPFS on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Nationwide Provident pays these amounts from general account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This amount may be increased in the future, but in no event will it exceed

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Nationwide Provident. These charges are recorded as administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.

Nationwide Provident, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by Nationwide Provident (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay Nationwide Provident more than others. Nationwide Provident also may receive 12b-1 fees.

6. SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual Life Insurance Company (Provident Mutual) became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America. The Provident Mutual Variable Life Separate Account was renamed Nationwide Provident VLI Separate Account 1.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
(7) FINANCIAL HIGHLIGHTS

Nationwide Provident offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders' equity for variable life contracts as of December 31, 2002 and 2001, and net investment income ratio, policy expense ratio and total return for each period in the two year period ended December 31, 2002. Certain information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for unit fair value, policy expense ratio and total return.

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio....    230,041  $194.59 to $5,318.78    $126,628,450
 Money Market Portfolio............    311,860  $150.51 to $2,808.09     $61,327,087
 Bond Portfolio....................     77,406  $204.36 to $4,391.09     $24,356,964
 Balanced Portfolio................     74,085  $206.05 to $3,120.16     $33,344,330
 Mid Cap Growth Portfolio..........    128,129  $256.07 to $3,831.31     $50,885,139
 International Portfolio...........    176,991  $170.02 to $1,728.88     $43,455,264
 All Pro Large Cap Growth
   Portfolio.......................    224,301     $65.08 to $655.34     $18,548,484
 All Pro Large Cap Value
   Portfolio.......................    156,395     $83.84 to $844.28     $16,278,629
 All Pro Small Cap Growth
   Portfolio.......................    205,299     $76.71 to $772.54     $20,413,737
 All Pro Small Cap Value
   Portfolio.......................    196,048     $84.41 to $850.04     $22,254,084
 Equity 500 Index Portfolio........    543,464  $211.09 to $2,140.94    $149,632,576
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 2006 Series.......................     37,269  $283.23 to $4,430.71     $16,407,833
Fidelity Variable Insurance
 Products Fund:
 Equity-Income Portfolio...........    389,518  $210.01 to $2,129.99    $113,315,798
 Growth Portfolio..................    609,480  $187.64 to $1,903.15    $156,265,016
 High Income Portfolio.............    110,033  $110.86 to $1,159.06     $16,137,943
 Overseas Portfolio................    257,152  $102.33 to $1,036.68     $35,533,285
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio...........    174,083  $167.41 to $1,697.92     $43,298,551
 Investment Grade Bond Portfolio...    200,554  $177.38 to $1,796.95     $44,848,969
 Contrafund Portfolio..............    392,710  $159.27 to $1,608.68     $80,800,244
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...     91,677  $152.09 to $1,540.78     $18,208,939
 Partners Portfolio................    207,774   $72.05 to $1,481.18     $20,735,329
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..     35,359  $144.18 to $1,460.66      $7,133,219
 Van Eck Worldwide Hard Assets
   Portfolio.......................     23,725   $99.58 to $1,008.81      $3,393,066

                                               FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                     INCOME RATIO *    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio....        0.96%        0.00% to 0.75%     -23.78% to -23.21%
 Money Market Portfolio............        1.34%        0.00% to 0.75%         0.60% to 1.36%
 Bond Portfolio....................        4.23%        0.00% to 0.75%         8.25% to 9.07%
 Balanced Portfolio................        3.08%        0.35% to 0.75%     -10.94% to -10.59%
 Mid Cap Growth Portfolio..........        0.00%        0.60% to 0.75%     -22.96% to -22.84%
 International Portfolio...........        1.09%        0.60% to 0.75%     -11.76% to -11.62%
 All Pro Large Cap Growth
   Portfolio.......................        0.00%        0.60% to 0.75%     -28.65% to -28.54%
 All Pro Large Cap Value
   Portfolio.......................        2.48%        0.60% to 0.75%     -15.08% to -14.95%
 All Pro Small Cap Growth
   Portfolio.......................        0.00%        0.60% to 0.75%     -36.87% to -36.78%
 All Pro Small Cap Value
   Portfolio.......................        7.25%        0.60% to 0.75%     -16.11% to -15.99%
 Equity 500 Index Portfolio........        1.22%        0.60% to 0.75%     -22.90% to -22.78%
The Stripped ("Zero") U.S. Treasury
 Securities Fund, Provident Mutual
 Series A:
 2006 Series.......................        0.00%        0.60% to 1.00%        9.99% to 10.43%
Fidelity Variable Insurance
 Products Fund:
 Equity-Income Portfolio...........        1.72%        0.60% to 0.75%     -17.57% to -17.44%
 Growth Portfolio..................        0.25%        0.60% to 0.75%     -30.63% to -30.52%
 High Income Portfolio.............       11.29%        0.60% to 0.75%         2.67% to 2.82%
 Overseas Portfolio................        0.81%        0.60% to 0.75%     -20.88% to -20.76%
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio...........        3.93%        0.60% to 0.75%       -9.41% to -9.27%
 Investment Grade Bond Portfolio...        3.45%        0.60% to 0.75%         9.52% to 9.68%
 Contrafund Portfolio..............        0.83%        0.60% to 0.75%      -10.03% to -9.89%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio...        4.13%        0.60% to 0.75%         4.55% to 4.71%
 Partners Portfolio................        0.53%        0.60% to 0.75%     -24.71% to -24.60%
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio..        0.00%        0.60% to 0.75%       20.75% to 20.93%
 Van Eck Worldwide Hard Assets
   Portfolio.......................        0.79%        0.60% to 0.75%       -3.57% to -3.43%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

(7) FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                  AT DECEMBER 31, 2002
------------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE     POLICYHOLDERS'
                                       UNITS     LOWEST TO HIGHEST        EQUITY
------------------------------------------------------------------------------------
 Van Eck Worldwide Emerging Markets
   Portfolio.......................    138,216     $70.48 to $711.86     $14,126,406
 Van Eck Worldwide Real Estate
   Portfolio.......................     27,137     $97.13 to $978.10      $3,405,638
Alger American Fund:
 Alger American Small
   Capitalization Portfolio........    268,910     $61.99 to $626.17     $21,388,335
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....    150,762     $35.65 to $357.98      $5,703,795
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........     82,086     $68.93 to $692.10      $6,178,408
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............     16,212     $85.05 to $851.36      $1,532,445
American Century Variable
 Portfolios, Inc.:
 VP International Portfolio........      8,088     $81.12 to $812.05        $730,403
 VP Ultra Portfolio................      2,150     $80.77 to $808.55        $237,827
 VP Value Portfolio................     17,209     $87.36 to $874.51      $1,795,765
Janus Aspen Series:
 Capital Appreciation Portfolio....      3,192     $87.79 to $878.78        $372,733
 International Growth Portfolio....      2,439     $77.70 to $777.82        $200,921
 Global Technology Portfolio.......      2,052     $71.15 to $712.25        $153,624
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......      6,684     $79.92 to $800.02        $637,868
 Global Securities Fund VA.........      8,173     $77.79 to $778.65        $689,946
 Main Street Growth & Income Fund
   VA..............................      5,550     $81.64 to $817.26        $563,449

                                               FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT     EXPENSE RATIO**     TOTAL RETURN***
                                     INCOME RATIO *    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
 Van Eck Worldwide Emerging Markets
   Portfolio.......................        0.17%        0.60% to 0.75%       -3.63% to -3.48%
 Van Eck Worldwide Real Estate
   Portfolio.......................        2.31%        0.60% to 0.75%       -5.20% to -5.06%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio........        0.00%        0.60% to 0.75%     -26.78% to -26.67%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....        0.00%        0.60% to 0.75%     -38.01% to -37.92%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........        0.50%        0.60% to 0.75%     -27.11% to -27.00%
Dreyfus Variable Investment Fund:
 Appreciation Portfolio............        1.63%        0.60% to 0.75%     -17.34% to -17.21%(a)
American Century Variable
 Portfolios, Inc.:
 VP International Portfolio........        0.00%        0.60% to 0.75%     -20.97% to -20.85%(a)
 VP Ultra Portfolio................        0.82%        0.60% to 0.75%     -23.29% to -23.17%(a)
 VP Value Portfolio................        0.00%        0.60% to 0.75%     -13.27% to -13.14%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio....        0.29%        0.60% to 0.75%     -16.56% to -16.43%(a)
 International Growth Portfolio....        0.91%        0.60% to 0.75%     -26.31% to -26.20%(a)
 Global Technology Portfolio.......        0.00%        0.60% to 0.75%     -41.37% to -41.29%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA......        0.00%        0.60% to 0.75%     -27.41% to -27.30%(a)
 Global Securities Fund VA.........        0.00%        0.60% to 0.75%     -22.72% to -22.60%(a)
 Main Street Growth & Income Fund
   VA..............................        0.00%        0.60% to 0.75%     -19.40% to -19.28%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

(7) FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                 AT DECEMBER 31, 2001
-----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE        AVERAGE
                                      UNITS      LOWEST TO HIGHEST      NET ASSETS
-----------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................      236,914  $255.31 to $6,926.40   $179,689,965
 Money Market Portfolio..........      269,157  $149.61 to $2,770.43    $48,217,873
 Bond Portfolio..................       64,511  $188.78 to $4,026.09    $17,685,248
 Balanced Portfolio..............       81,562  $231.38 to $3,489.58    $40,892,021
 Mid Cap Growth Portfolio........   122,909.26  $332.37 to $4,965.48    $63,301,677
 International Portfolio.........   167,840.23  $192.67 to $1,956.30    $48,603,974
 All Pro Large Cap Growth
   Portfolio.....................   201,760.97     $91.21 to $917.10    $22,824,030
 All Pro Large Cap Value
   Portfolio.....................   114,833.35     $98.72 to $992.69    $11,962,375
 All Pro Small Cap Growth
   Portfolio.....................   179,807.99  $121.52 to $1,221.90    $29,567,161
 All Pro Small Cap Value
   Portfolio.....................   137,067.48  $100.63 to $1,011.82    $14,176,030
 Equity 500 Index Portfolio......   522,091.37  $273.78 to $2,772.54   $186,650,329
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series.....................    35,035.10  $257.52 to $4,012.33    $13,653,024
Variable Insurance Products Fund:
 Equity-Income Portfolio.........   387,151.67  $254.77 to $2,580.06   $135,009,460
 Growth Portfolio................   607,694.63  $270.49 to $2,739.28   $234,976,544
 High Income Portfolio...........   109,702.49  $107.98 to $1,127.22    $16,107,902
 Overseas Portfolio..............   267,505.27  $129.33 to $1,308.23    $49,896,367
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........   190,658.46  $184.80 to $1,871.48    $50,693,236
 Investment Grade Bond
   Portfolio.....................   155,691.70  $161.96 to $1,638.32    $27,677,486
 Contrafund Portfolio............   393,535.21  $177.02 to $2,322.89    $87,885,443
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................    68,541.19  $145.47 to $1,471.49    $10,475,048
 Partners Portfolio..............   214,137.57   $95.70 to $1,964.35    $27,905,220

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  --------------------------------------------------------
                                   NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  --------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................       2.62%         0.35% to 0.76%     -13.53% to -12.88%
 Money Market Portfolio..........       3.44%         0.35% to 0.76%         2.88% to 3.66%
 Bond Portfolio..................       5.54%         0.35% to 0.75%         6.62% to 7.42%
 Balanced Portfolio..............       3.83%         0.35% to 0.75%       -7.73% to -7.36%
 Mid Cap Growth Portfolio........      14.70%         0.60% to 0.76%       -4.61% to -4.47%
 International Portfolio.........       4.18%         0.60% to 0.76%     -12.79% to -12.66%
 All Pro Large Cap Growth
   Portfolio.....................       0.06%         0.60% to 0.76%     -22.29% to -22.17%
 All Pro Large Cap Value
   Portfolio.....................       0.94%         0.60% to 0.77%       -1.49% to -1.34%
 All Pro Small Cap Growth
   Portfolio.....................       0.00%         0.61% to 0.76%     -16.56% to -16.43%
 All Pro Small Cap Value
   Portfolio.....................       0.44%         0.60% to 0.76%       11.94% to 12.11%
 Equity 500 Index Portfolio......       1.18%         0.60% to 0.75%     -12.91% to -12.78%
The Stripped ("Zero") U.S.
 Treasury Securities Fund,
 Provident Mutual Series A:
 2006 Series.....................       0.00%         0.35% to 0.75%         7.67% to 8.10%
Variable Insurance Products Fund:
 Equity-Income Portfolio.........       1.68%         0.60% to 0.76%       -5.67% to -5.53%
 Growth Portfolio................       0.08%         0.60% to 0.76%     -18.27% to -18.14%
 High Income Portfolio...........      13.81%         0.61% to 0.76%     -12.39% to -12.26%
 Overseas Portfolio..............       5.30%         0.60% to 0.75%     -21.76% to -21.64%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........       4.20%         0.60% to 0.75%       -4.81% to -4.67%
 Investment Grade Bond
   Portfolio.....................       4.64%         0.60% to 0.75%         7.65% to 7.81%
 Contrafund Portfolio............       0.77%         0.60% to 0.76%     -12.90% to -12.77%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................       5.29%         0.60% to 0.76%         7.97% to 8.13%
 Partners Portfolio..............       0.39%         0.60% to 0.77%       -3.56% to -3.41%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account 1 of Nationwide Life Insurance Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

(7) FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

                                                 AT DECEMBER 31, 2001
-----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE        AVERAGE
                                      UNITS      LOWEST TO HIGHEST      NET ASSETS
-----------------------------------------------------------------------------------
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................    28,510.62  $119.41 to $1,207.87     $5,314,600
 Van Eck Worldwide Hard Assets
   Portfolio.....................    22,750.68  $103.27 to $1,044.63     $3,422,440
 Van Eck Worldwide Emerging
   Markets Portfolio.............   131,732.15     $73.13 to $737.56    $12,652,776
 Van Eck Worldwide Real Estate
   Portfolio.....................    15,811.64  $102.45 to $1,030.18     $1,694,633
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......   265,961.66     $84.66 to $853.86    $29,985,337
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...   113,276.92     $57.52 to $576.65     $6,370,448
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......    47,432.87     $94.56 to $948.03     $3,352,931

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  --------------------------------------------------------
                                   NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                                    INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  --------------------------------------------------------
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................       4.48%         0.60% to 0.77%       -5.82% to -5.63%
 Van Eck Worldwide Hard Assets
   Portfolio.....................       1.16%         0.60% to 0.76%     -11.12% to -10.99%
 Van Eck Worldwide Emerging
   Markets Portfolio.............       0.00%         0.60% to 0.76%       -2.55% to -2.40%
 Van Eck Worldwide Real Estate
   Portfolio.....................       2.30%         0.60% to 0.75%         4.55% to 4.70%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......       0.05%         0.61% to 0.77%     -30.04% to -29.94%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...       0.00%         0.61% to 0.78%     -31.29% to -31.19%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......       0.56%         0.61% to 0.76%       -4.77% to -4.62%

---------------
* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the range of annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of minimum and maximum total return for the periods indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Note that these funds were added during the year and the net investment income ratio and total return are not annualized.

                           NATIONWIDE LIFE INSURANCE
                               COMPANY OF AMERICA
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
             AS OF AND FOR THE THREE MONTHS ENDED DECEMBER 31, 2002

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life Insurance Company of America:

We have audited the accompanying consolidated balance sheet of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2002, and the related consolidated statements of income, shareholder's equity, and cash flows for the three month period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2002, and the results of their operations and their cash flows for the three month period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
January 28, 2003

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                        CONSOLIDATED STATEMENT OF INCOME
                                 (IN MILLIONS)

                                                              THREE MONTHS
                                                                 ENDED
                                                              DECEMBER 31,
                                                                  2002
                                                              ------------
REVENUES:
Policy charges..............................................     $ 51.1
Life insurance premiums.....................................       42.5
Net investment income.......................................       55.8
Other.......................................................        8.9
Net realized losses on investments..........................       (3.1)
                                                                 ------
                                                                  155.2
                                                                 ------
BENEFITS AND EXPENSES:
Interest credited to policyholder account values............       16.2
Other benefits and claims...................................       48.6
Policyholder dividends on participating policies............       18.3
Amortization of deferred policy acquisition costs...........        4.5
Amortization of value of business acquired..................       15.2
Other operating expenses....................................       25.7
                                                                 ------
                                                                  128.5
                                                                 ------
     Income before federal income tax expense...............       26.7
Federal income tax expense..................................        7.5
                                                                 ------
       Net income...........................................     $ 19.2
                                                                 ======

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEET
                                 (IN MILLIONS)

                                                              DECEMBER 31,
                                                                  2002
                                                              ------------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $3,132.3)..............    $3,156.5
     Equity securities (cost $40.8).........................        37.6
  Mortgage loans on real estate, net........................       563.3
  Real estate, net..........................................        29.0
  Policy loans..............................................       351.1
  Other long-term investments...............................        67.5
  Short-term investments, including amounts managed by a
     related party..........................................        23.9
                                                                --------
                                                                 4,228.9
                                                                --------
Cash........................................................         1.0
Accrued investment income...................................        67.1
Deferred policy acquisition costs...........................        15.8
Value of business acquired..................................       569.3
Other intangible assets.....................................        50.1
Goodwill....................................................       216.8
Other assets................................................       266.3
Assets held in separate accounts............................     2,895.9
                                                                --------
                                                                $8,311.2
                                                                ========
LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims...........................    $4,118.2
Other liabilities...........................................       154.4
Liabilities related to separate accounts....................     2,895.9
                                                                --------
                                                                 7,168.5
                                                                --------
COMMITMENTS AND CONTINGENCIES (NOTES 8, 11, 15 AND 16)
SHAREHOLDER'S EQUITY
  Common stock, $1.00 par value. Authorized 50.0 shares;
     10.0 shares issued and outstanding.....................        10.0
  Additional paid-in capital................................     1,106.6
  Retained earnings.........................................        19.2
  Accumulated other comprehensive income....................         6.9
                                                                --------
                                                                 1,142.7
                                                                --------
                                                                $8,311.2
                                                                ========

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS      INCOME          EQUITY
                                         ------   ----------   --------   -------------   -------------
Balance as of October 1, 2002..........  $10.0     $1,106.6     $  --         $ --          $1,116.6
                                                                                            --------
  Comprehensive income:
     Net income........................     --           --      19.2           --              19.2
     Net unrealized gains on securities
       available-for-sale arising
       during the period, net of tax...     --           --        --          6.9               6.9
                                                                                            --------
  Total comprehensive income...........                                                         26.1
                                         -----     --------     -----         ----          --------
Balance as of December 31, 2002........  $10.0     $1,106.6     $19.2         $6.9          $1,142.7
                                         =====     ========     =====         ====          ========

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 (IN MILLIONS)

                                                              THREE MONTHS
                                                                 ENDED
                                                              DECEMBER 31,
                                                                  2002
                                                              ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................    $  19.2
Adjustments to reconcile net income to net cash used in
  operating activities:
  Interest credited to policyholder account balances........       16.2
  Capitalization of deferred policy acquisition costs.......      (20.3)
  Amortization of deferred policy acquisition costs.........        4.5
  Amortization and depreciation.............................       30.6
  Realized losses on investments............................        3.1
  Decrease in accrued investment income.....................        7.0
  Increase in other assets..................................       (7.0)
  Decrease in policy liabilities............................      (66.5)
  Decrease in other liabilities.............................      (13.7)
  Other, net................................................        0.6
                                                                -------
     Net cash used in operating activities..................      (26.3)
                                                                -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from maturity of securities available-for-sale...      200.0
  Proceeds from sale of securities available-for-sale.......       59.9
  Proceeds from repayments of mortgage loans on real
     estate.................................................       20.3
  Proceeds from repayments of policy loans and sale of other
     invested assets........................................        7.9
  Cost of securities available-for-sale acquired............     (247.8)
  Cost of mortgage loans on real estate acquired............      (25.5)
  Cost of real estate acquired..............................       (0.1)
  Cost of other invested assets acquired....................       (5.4)
  Short-term investments, net...............................       42.4
  Other, net................................................       (1.9)
                                                                -------
     Net cash provided by investing activities..............       49.8
                                                                -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Increase in investment and universal life insurance
     product account values.................................      165.3
  Decrease in investment and universal life insurance
     product account values.................................     (173.5)
                                                                -------
     Net cash used in financing activities..................       (8.2)
                                                                -------
Net increase in cash........................................       15.3
Cash, beginning of period...................................      (14.3)
                                                                -------
Cash, end of period.........................................    $   1.0
                                                                =======

 See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
                                AND SUBSIDIARIES

       (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company of America (NLICA, or collectively with its subsidiaries, the Company), a financial services provider, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note 3. Prior to October 1, 2002, NLICA was known as Provident Mutual Life Insurance Company (Provident Mutual).

NLICA's wholly owned subsidiaries are Nationwide Life and Annuity Company of America (NLACA), Nationwide Life Insurance Company of Delaware (NLICD) and Nationwide Provident Holding Company (NPHC).

The Company sells individual variable and traditional life insurance products, group annuity products and other investment products (subsidiary products summarized below). The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 19 states accounted for 86% of the Company's sales for the three months ended December 31, 2002. No single producer accounted for more than 1% of the Company's sales for the three months ended December 31, 2002. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company will no longer sell individual fixed and variable annuity products as of October 1, 2002.

NLACA sells certain variable and traditional life insurance products, also sold by NLICA, through a personal producing general agency sales force. NLACA also maintains blocks of individual variable and fixed annuities.

NLICD's business consists of life insurance assumed from NLICA.

NPHC is a downstream holding company with one major subsidiary: 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies issued by both NLICA and NLACA.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP) which differ from statutory accounting practices. NLICA and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. The Company has no statutory accounting practices that are permitted.

In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining DAC for investment products and universal life insurance products, VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLICA and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a lower discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at lower market interest rates. Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

Mortgage loans on real estate are carried at the unpaid balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. For mortgage loans on real estate considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are reported at unpaid principal balances.

Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. The Company receives preferred returns on capital advances made to the real estate joint ventures.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments.

(c) Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d) Deferred Policy Acquisition Costs

The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for investment products and universal life insurance products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%. If actual separate account performance varies from the assumption, the Company assumes different performance levels over the next three years, such that the mean equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three year reversion period.

DAC on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

(e) Value of Business Acquired and Other Intangible Assets

As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

VOBA reflects the estimated fair value of the business in-force and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA is supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

Intangible assets include the Company's career agency force, independent agency force, retirement services distribution channel, state licenses and certain other contracts and relationships. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of the asset, the deterioration of the economic life, and the enhancement to other associated assets. The valuation of these intangible assets is supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.

The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business (generally 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of the VOBA is adjusted on a retrospective or prospective basis, as appropriate. The unamortized VOBA asset is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines. Each year, the recoverability of the VOBA will be evaluated and if the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover the VOBA, the difference will be charged to expense as accelerated amortization of the VOBA.

The other identified intangible assets with finite lives are amortized over their estimated useful lives, which range from 5 to 22 years, primarily based on the cash flows generated by these assets.

(f) Closed Block

In connection with the demutualization of Provident Mutual, immediately prior to its acquisition by NFS, the Company established a closed block for the benefit of certain classes of individual participating policies that had a dividend payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (a) payment of policy benefits, specified expenses and taxes and (b) the continuation of dividends throughout the life of the policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without the approval of the Insurance Department of the Commonwealth of Pennsylvania. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders could be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company's assets outside of the closed block.

The assets and liabilities allocated to the closed block are recorded in the Company's consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date the Company was acquired by NFS, adjusted to eliminate the impact of related amounts in accumulated other comprehensive income, represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income for the benefit of stockholders over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is due to the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, being recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(g) Separate Accounts

Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

(h)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

(i)  Participating Business

Participating business represented approximately 70.0% in the three months ended December 31, 2002 of the Company's life insurance in force, 87.1% in the three months ended December 31, 2002 of the number of life insurance policies in force, and 33.5% in the three months ended December 31, 2002 of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheet.

(j)  Federal Income Tax

The Company and its life insurance subsidiaries will file a consolidated federal income tax return and the Company's non-life insurance subsidiaries will file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

(k)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(l)  Recently Issued Accounting Pronouncements

In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN
45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS
146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
145). The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of
Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB
30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. As of December 31, 2002, the Company had unamortized goodwill of $216.8 million. See notes 3 and 7 for additional disclosures.

In July 2001, the FASB issued SFAS No. 141, Business Combinations (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated. See note 3 for additional disclosures.

In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. The adoption of SFAS 133 did not have a material impact on the results of operations or financial position of the Company.

SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 on April 1, 2001 did not have a material effect on the Company.

(3) SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition. The net assets acquired are less than the aggregate purchase price as a result of funding of $62.3 million of the purchase price by Provident Mutual and the push-down accounting effect related to $56.2 million of goodwill generated as a result of book/tax basis differences related to the acquisition.

                                                                   AS OF
(IN MILLIONS)                                                 OCTOBER 1, 2002
-------------                                                 ---------------
Fixed maturity securities available-for-sale................     $3,169.5
Other investments, including cash...........................      1,105.4
VOBA........................................................        594.9
Other intangible assets.....................................         50.4
Goodwill....................................................        216.8
Other assets................................................        322.7
Assets held in separate accounts............................      2,825.7
                                                                 --------
  Total assets acquired.....................................      8,285.4
                                                                 --------
Future policy benefits and claims...........................      4,176.6
Other liabilities...........................................        166.5
Liabilities related to separate accounts....................      2,825.7
                                                                 --------
  Total liabilities assumed.................................      7,168.8
                                                                 --------
  Net assets acquired.......................................     $1,116.6
                                                                 ========

As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $1,157.7 million to reflect the net assets purchased of $1,116.6 million noted above.

The table below lists the intangible assets, excluding goodwill, acquired and their estimated useful lives over which the assets will be amortized.

                                                                            ESTIMATED
(IN MILLIONS)                                                 FAIR VALUE   USEFUL LIFE
-------------                                                 ----------   -----------
Amortizing intangible assets:
  VOBA......................................................    $594.9       28 years
  Career financial consultant distribution force............      17.5       20 years
  Independent agency distribution force.....................       5.9       20 years
  Retirement services distribution force....................       7.0       20 years
  1717 Capital Management Company licenses and agreements...       4.1       22 years
  Internally developed software.............................       3.3        5 years
                                                                ------
     Total -- amortizing intangible assets..................     632.7       27 years
                                                                ------
Non-amortizing intangible assets:
  Market Street Fund........................................       4.6            N/A(1)
  State insurance licenses..................................       8.0     Indefinite
                                                                ------
     Total -- non-amortizing intangible assets..............      12.6             --
                                                                ------
       Total intangible assets, excluding goodwill..........    $645.3       27 years
                                                                ======

---------------

1 The estimated useful life of this intangible asset is not meaningful due to the pending sale of the value assigned to Market Street Fund to a related party as described in note 14.

(4) INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 were:

                                                           GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
(IN MILLIONS)                                  COST        GAINS        LOSSES     FAIR VALUE
-------------                                ---------   ----------   ----------   ----------
Fixed maturity securities:
  U.S. Treasury securities and obligations
     of U.S. Government corporations and
     agencies..............................  $   33.6      $ 0.1        $ 0.1       $   33.6
  Obligations of states and political
     subdivisions..........................      12.0         --          0.2           11.8
  Debt securities issued by foreign
     governments...........................       2.3        0.2           --            2.5
  Corporate securities.....................   2,705.6       54.9         34.4        2,726.1
  Mortgage-backed securities -- U.S.
     Government backed.....................      71.5        0.4          3.2           68.7
  Asset-backed securities..................     307.3        7.2          0.7          313.8
                                             --------      -----        -----       --------
     Total fixed maturity securities.......   3,132.3       62.8         38.6        3,156.5
Equity securities..........................      40.8        0.9          4.1           37.6
                                             --------      -----        -----       --------
  Total....................................  $3,173.1      $63.7        $42.7       $3,194.1
                                             ========      =====        =====       ========

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED   ESTIMATED
(IN MILLIONS)                                                   COST      FAIR VALUE
-------------                                                 ---------   ----------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................  $  226.6     $  229.6
  Due after one year through five years.....................     755.8        760.7
  Due after five years through ten years....................     927.6        940.8
  Due after ten years.......................................     843.5        842.9
                                                              --------     --------
     Subtotal...............................................   2,753.5      2,774.0
  Mortgage-backed securities -- U.S. Government backed......      71.5         68.7
  Asset-backed securities...................................     307.3        313.8
                                                              --------     --------
     Total..................................................  $3,132.3     $3,156.5
                                                              ========     ========

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2002:

(IN MILLIONS)
-------------
Unrealized gains, before adjustments and taxes..............   $ 21.0
Adjustment to VOBA..........................................    (10.4)
Deferred federal income tax.................................     (3.7)
                                                               ------
  Net unrealized gains......................................   $  6.9
                                                               ======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Securities available-for-sale:
  Fixed maturity securities.................................   $24.2
  Equity securities.........................................    (3.2)
                                                               -----
     Net change.............................................   $21.0
                                                               =====

Proceeds from the sale of securities available-for-sale during the three months ended December 31, 2002 were $59.9 million. During the three months ended December 31, 2002, gross gains of $3.5 million and gross losses of $5.5 million were realized on those sales.

The Company had no real estate investments as of December 31, 2002, that were non-income producing the preceding three months.

Real estate is presented at cost less accumulated depreciation of $0.2 million as of December 31, 2002. The carrying value of real estate held for disposal totaled $6.9 million as of December 31, 2002.

Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. As of December 31, 2002, the average recorded investment in impaired mortgage loans on real estate was $3.0 million and interest income recognized on those loans totaled $0.7 million for the three months ended December 31, 2002 which is equal to interest income recognized using a cash-basis method of income recognition.

An analysis of investment income (loss) from continuing operations by investment type follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Gross investment income:
Securities available-for-sale:
  Fixed maturity securities.................................  $45.1
  Equity securities.........................................    0.4
Mortgage loans on real estate...............................    7.4
Real estate.................................................     --
Policy loans................................................    6.1
Short-term investments......................................    0.2
Other.......................................................   (0.8)
                                                              -----
  Gross investment income...................................   58.4
Less investment expenses....................................    2.6
                                                              -----
  Net investment income.....................................  $55.8
                                                              =====

An analysis of net realized (losses) gains on investments by investment type follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $ 3.5
  Fixed maturity securities -- losses.......................   (5.5)
  Equity securities.........................................   (0.1)
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (0.5)
  Equity securities.........................................     --
Real estate.................................................     --
Mortgage loans on real estate...............................   (0.5)
Other.......................................................     --
                                                              -----
  Net realized losses on investments........................  $(3.1)
                                                              =====

There were $15.4 million of fixed maturity securities as of December 31, 2002 that were on deposit with various regulatory agencies as required by law.

(5) DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the DAC asset for the three months ended December 31, 2002 is as follows:

(IN MILLIONS)
-------------
Balance at beginning of period..............................  $  --
Expenses deferred...........................................   20.3
Amortization of DAC.........................................   (4.5)
                                                              -----
                                                               15.8
Effect on DAC from unrealized (gains) losses................     --
                                                              -----
Balance at end of period....................................  $15.8
                                                              =====

(6) VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

A reconciliation of VOBA for the three months ended December 31, 2002 is as follows:

                       (IN MILLIONS)
                       -------------
Balance at beginning of period..............................  $   --
VOBA established during the period..........................   594.9
Amortization of VOBA........................................   (15.2)
                                                              ------
                                                               579.7
Unrealized gain on available-for-sale securities............   (10.4)
                                                              ------
Balance at end of period....................................  $569.3
                                                              ======

Intangible assets as of December 31, 2002 are summarized as follows:

                                                        GROSS
                                                       CARRYING   ACCUMULATED
($ IN MILLIONS)                                         AMOUNT    AMORTIZATION   USEFUL LIFE
---------------                                        --------   ------------   -----------
Amortizing intangible assets:
  VOBA...............................................   $594.9       $15.2        28 years
  Career financial consultant distribution force.....     17.5         0.0        20 years
  Independent agency force...........................      5.9         0.0        20 years
  Retirement services distribution force.............      7.0         0.0        20 years
  1717 Capital Management Company licenses and
     agreements......................................      4.1         0.1        22 years
Other................................................      3.3         0.2        5 years
                                                        ------       -----
     Total...........................................    632.7        15.5
Non-amortizing intangible assets:
  Market Street Fund.................................      4.6         0.0          N/A
  State insurance licenses...........................      8.0         0.0       Indefinite
                                                        ------       -----
     Total...........................................     12.6         0.0
                                                        ------       -----
     Grand total.....................................   $645.3       $15.5
                                                        ======       =====

The Company has entered into an agreement to sell the value assigned to Market Street Fund to an affiliate at fair value (see note 14). Therefore, the estimated useful life is not meaningful and no amortization has been recorded for this intangible asset. Additionally, the state insurance licenses have indefinite lives and therefore are not amortized.

The actual amortization for the three months ended December 31, 2002 and estimated amortization for the next five years for VOBA and for intangible assets with finite lives is as follows:

                                                                 INTANGIBLE ASSETS
(IN MILLIONS)                                            VOBA    WITH FINITE LIVES   TOTAL
-------------                                            -----   -----------------   -----
Three months ended December 31, 2002...................  $15.2         $0.3          $15.5
2003...................................................  $52.1         $1.2          $53.3
2004...................................................  $49.9         $1.5          $51.4
2005...................................................  $47.1         $1.7          $48.8
2006...................................................  $43.9         $1.9          $45.8
2007...................................................  $39.9         $1.9          $41.8

(7) GOODWILL

Changes in the carrying amount of goodwill by reportable segment for the three months ended December 31, 2002 were as follows:

                                      INDIVIDUAL   INSTITUTIONAL     LIFE
(IN MILLIONS)                          ANNUITY       PRODUCTS      INSURANCE   CORPORATE   TOTAL
-------------                         ----------   -------------   ---------   ---------   ------
Balance as of October 1, 2002.......    $23.8          $25.4        $167.6       $  --     $216.8
Acquisitions........................       --             --            --          --         --
Disposals...........................       --             --            --          --         --
                                        -----          -----        ------       -----     ------
  Balance as of December 31, 2002...    $23.8          $25.4        $167.6       $  --     $216.8
                                        =====          =====        ======       =====     ======

The Company has completed its 2002 impairment testing and concluded there were no impairment losses on existing goodwill.

(8) FEDERAL INCOME TAX

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2002 were as follows:

(IN MILLIONS)
-------------
DEFERRED TAX ASSETS
  Equity securities.........................................  $  0.1
  Future policy benefits....................................   175.1
  Liabilities in separate accounts..........................    12.3
  Other assets and other liabilities........................    89.9
                                                              ------
     Total gross deferred tax assets........................   277.4
  Less valuation allowance..................................   (20.3)
                                                              ------
     Net deferred tax assets................................   257.1
                                                              ------
DEFERRED TAX LIABILITIES
  VOBA......................................................   199.3
  Fixed maturity securities.................................    19.5
  Equity securities and other long-term investments.........     9.4
  Other.....................................................    22.0
                                                              ------
     Total gross deferred tax liabilities...................   250.2
                                                              ------
       Net deferred tax asset...............................  $  6.9
                                                              ======

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2002, the Company had a realized capital loss carryforward of $34.0 million. Management believes that it is more likely than not that the Company will generate sufficient realized capital gains within the appropriate carryforward period to offset the realized capital losses. Deferred tax assets have been recorded to reflect the tax benefits of these realized capital losses.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the three months ended December 31, 2002.

The Company's current federal income tax receivable was $7.8 million as of December 31, 2002.

Federal income tax expense for the three months ended December 31, 2002 was as follows:

(IN MILLIONS)
-------------
Current.....................................................  $3.4
Deferred....................................................   4.1
                                                              ----
                                                              $7.5
                                                              ====

Total federal income tax expense for the three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

(IN MILLIONS)                                                 AMOUNT     %
-------------                                                 ------    ----
Computed (expected) tax expense.............................  $ 9.3     35.0
Tax exempt interest and dividends received deduction........   (1.1)    (4.1)
Income tax credits..........................................   (0.8)    (3.0)
Other, net..................................................    0.1      0.2
                                                              -----     ----
  Total (effective rate of each year).......................  $ 7.5     28.1
                                                              =====     ====

The was no federal income tax (refunded) paid during the three months ended December 31, 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(9)  COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the three months ended December 31, 2002 were as follows:

(IN MILLIONS)
-------------
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
  Gross.....................................................  $ 17.9
  Adjustment to VOBA........................................   (10.4)
  Related federal income tax expense........................    (2.6)
                                                              ------
     Net....................................................     4.9
                                                              ------
Reclassification adjustment for net losses on securities
  available-for-sale realized during the period:
  Gross.....................................................     3.1
  Related federal income tax benefit........................    (1.1)
                                                              ------
     Net....................................................     2.0
                                                              ------
Other comprehensive income on securities
  available-for-sale........................................  $  6.9
                                                              ======

(10)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the consolidated balance sheet for these instruments approximate their fair value.

Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

Investment contracts: The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2002:

                                                              CARRYING    ESTIMATED
(IN MILLIONS)                                                  AMOUNT     FAIR VALUE
-------------                                                 --------    ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities............................  $3,156.5     $3,156.5
       Equity securities....................................      37.6         37.6
     Mortgage loans on real estate, net.....................     563.3        570.0
     Policy loans...........................................     351.1        351.1
     Short-term investments.................................      23.9         23.9
  Cash......................................................       1.0          1.0
  Assets held in separate accounts..........................   2,895.9      2,895.9
LIABILITIES
  Investment contracts......................................   1,656.6      1,579.8
  Policy reserves on life insurance contracts...............   2,461.6      2,051.6
  Liabilities related to separate accounts..................   2,895.9      2,895.9

(11)  RISK DISCLOSURES

The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheet.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $26.4 million extending into 2003 were outstanding as of December 31, 2002. The Company also had no commitments to purchase fixed maturity securities outstanding as of December 31, 2002. At December 31, 2002, the Company had outstanding limited partnership commitments of $27.0 million.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit claims (GMDB), which may require the Company to accelerate the amortization of VOBA and DAC.

The Company's individual variable life and annuity products include GMDB features which may provide a death benefit in excess of the policy account value as a result of declines in the underlying account value. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $33.3 billion before reinsurance and $22.3 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $2.8 million.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 26.0% in any geographic area and no more than 2.2% with any one borrower as of December 31, 2002. As of December 31, 2002, 22.5% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying consolidated financial statements that are net of reinsurance activity (in millions):

                                                     CEDED TO      ASSUMED
                                          GROSS        OTHER      FROM OTHER       NET
                                         AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                        ---------    ---------    ----------    ---------
DECEMBER 31, 2002:
Life insurance in force...............  $50,287.0    $17,297.0      $83.8       $33,073.8
                                        =========    =========      =====       =========
Life insurance premiums...............  $    47.5    $     5.2      $ 0.2       $    42.5
                                        =========    =========      =====       =========
Accident & health premiums............  $     2.4    $     1.6      $  --       $     0.8
                                        =========    =========      =====       =========

Collateral-Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. No securities were on loan as of December 31, 2002.

(12) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

Assets of the qualified defined benefit pension plan are invested in group annuity contracts issued by the Company. In addition, assets at December 31, 2002 also include a demutualization distribution of 671,426 shares of NFS Class A common stock.

The Company has recorded a prepaid pension asset of $37.4 million and an accrued pension liability of $27.5 million as of December 31, 2002.

The Company's accrued postretirement benefit obligation as of December 31, 2002 was $26.7 million.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets as well as the funded status as of December 31, 2002 (in millions):

                                                              PENSION    POSTRETIREMENT
(IN MILLIONS)                                                 BENEFITS      BENEFITS
-------------                                                 --------   --------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at October 1,............................   $118.4        $ 26.9
Service cost................................................      0.9           0.1
Interest cost...............................................      1.7           0.4
Participant contributions...................................       --            --
Plan amendment..............................................       --            --
Actuarial (gain) loss.......................................     (0.2)           --
Benefits paid...............................................     (6.8)         (0.7)
                                                               ------        ------
Benefit obligation at end of period.........................    114.0          26.7
                                                               ======        ======

CHANGE IN PLAN ASSETS
Fair value of plan assets at October 1,.....................    128.1            --
Actual return (loss) on plan assets.........................      6.1            --
Employer contribution.......................................      0.5           0.7
Participant contributions...................................       --            --
Plan curtailment............................................       --            --
Benefits paid...............................................     (6.8)         (0.7)
                                                               ------        ------
Fair value of plan assets at end of period..................    127.9            --
                                                               ------        ------
Funded status...............................................     13.9         (26.7)
Unrecognized prior service cost.............................       --            --
Unrecognized net gains......................................     (4.0)           --
Unrecognized net (asset) obligation at transition...........       --            --
                                                               ------        ------
Prepaid (accrued) benefit cost..............................   $  9.9        $(26.7)
                                                               ======        ======

Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                              PENSION    POSTRETIREMENT
                                                              BENEFITS      BENEFITS
                                                              --------   --------------
Weighted average discount rate..............................    6.00%             6.60%
Rate of increase in future compensation levels..............    4.50%                --
Assumed health care cost trend rate:
  Initial rate..............................................       --            11.00%
  Ultimate rate.............................................       --             5.50%
  Declining period..........................................       --           4 Years

The components of net periodic pension cost for the pension plan as a whole for the three months ended December 31, 2002 was as follows:

(IN MILLIONS)
-------------
Service cost (benefits earned during the period)............  $0.8
Interest cost on projected benefit obligation...............   1.7
Expected return on plan assets..............................  (2.3)
Recognized gains............................................    --
Amortization of prior service cost..........................    --
Amortization of unrecognized transition asset...............    --
                                                              ----
  Net periodic pension cost.................................  $0.2
                                                              ====

Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

Weighted average discount rate..............................  5.75%
Rate of increase in future compensation levels..............  4.00%
Expected return on plan assets..............................  7.50%

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27.8 million, $22.5 million and $0.0 million, respectively, at December 31, 2002.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE   1% DECREASE
                                                              -----------   -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $0.0          $ 0.0
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $0.3          $(0.2)

The components of net periodic pension cost for the postretirement benefit plan as a whole for the three months ended December 31, 2002 were as follows:

(IN MILLIONS)
-------------
Service cost (benefits attributed to employee service during the period)...............................................  $0.1
Interest cost on accumulated postretirement benefit
  obligation................................................   0.4
Expected return on plan assets..............................    --
Amortization of unrecognized transition obligation of
  affiliates................................................    --
Net amortization and deferral...............................    --
                                                              ----
                                                              $0.5
                                                              ====

Actuarial assumptions used for the measurement of the net periodic postretirement benefit cost for the postretirement benefit plan for the three months ended December 31, 2002 were as follows:

Discount rate...............................................     6.60%
Assumed health care cost trend rate:
  Initial rate..............................................    11.00%
  Ultimate rate.............................................     5.50%
  Declining period..........................................  4 Years

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal

Revenue Code. The pension cost of the defined contribution plans was $0.9 million for the three months ended December 31, 2002.

Effective with the acquisition by NFS on October 1, 2002, the Savings Plan for Certain Employees, Agents and Managers of Provident Mutual Life Insurance Company was merged into the Nationwide Savings Plan.

(13) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the period presented herein.

The statutory capital and surplus of the Company as of December 31, 2002 was $393.7 million. The statutory net income of the Company for the three months ended December 31, 2002 was $3.4 million.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company's acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

(14)  RELATED PARTY TRANSACTIONS

Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company
(NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the three months ended December 31, 2002, the Company made payments to NMIC and Nationwide Services Company totaling $0.5 million. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $3.5 million as of December 31, 2002 and are included in short-term investments on the accompanying consolidated balance sheet.

The Company has issued group annuity contracts and performs administrative and investment services for various employee benefit plans that it sponsors on behalf of its employees. Total account values of these contracts were $193.6 million as of December 31, 2002. Total revenues from these contracts were $0.9 million for the quarter ended December 31, 2002, and included net investment income from investments backing the contracts. Total interest credited to the account balances was $0.9 million for the quarter ended December 31, 2002. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Approximately $74.9 million and $12.0 million of Nationwide Life Insurance Company variable annuities and fixed annuities, respectively, were sold through the Company's distribution channels during the three months ended December 31, 2002.

In connection with the acquisition described in note 3, the Company has entered into an agreement to sell the value ascribed to the Market Street Fund to Gartmore Global Investments, Inc. (GGI) at fair value, which approximates $4.6 million. This transaction is expected to close in second quarter 2003. The Company has also entered into an agreement with GGI for GGI to serve as interim investment advisor to the Market Street Fund until the sale. Fees paid to GGI as interim investment advisor during the three months ended December 31, 2002 were $0.2 million.

(15)  CONTINGENCIES

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's consolidated financial position or results of operations.

The Company is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action is pending in the Court of Common Pleas, Philadelphia County, Pennsylvania (January Term 1999, Docket No. 780). That class action challenged the plan of Provident to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the Summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with the Company.

The Company is also a nominal defendant in a derivative suit entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss that was filed on or about July 10, 2000 in the Court of Common Pleas, Philadelphia County, Pennsylvania (July Term 2000, Docket No. 788). Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002. A ruling has not been issued. The proposed settlement amount of $15.0 million plus other costs to settle had been previously accrued by the Company.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  LEASE COMMITMENTS

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2003 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2002, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                           RENTAL
                          PAYMENTS   SUBLEASE RENTALS
                          --------   ----------------
Year ending December 31:
          2003             $12.2           $0.2
          2004              10.2            0.1
          2005               8.0             --
          2006               7.0             --
          2007               6.1             --
       Thereafter            7.9             --
                           -----           ----
                           $51.4           $0.3
                           =====           ====

Total related rent expense was $3.5 million, which was net of sublease income of $0.1 million, for the three months ended December 31, 2002.

(17)  CLOSED BLOCK

The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

Summarized financial information for the closed block follows:

                                                                    AS OF
(IN MILLIONS)                                                 DECEMBER 31, 2002
-------------                                                 -----------------
Closed block liabilities:
  Future policyholder benefits..............................      $1,970.2
  Policyholder funds and accumulated dividends..............         136.6
  Policyholder dividends payable............................          67.1
  Policyholder dividend obligation..........................            --
  Other policy obligations..................................           9.8
  Other closed block liabilities............................           0.8
                                                                  --------
     Total closed block liabilities.........................       2,184.5
                                                                  --------

Assets designated to the closed block:
  Fixed maturity securities available-for-sale, at estimated
     fair value (cost $1,238.0).............................       1,243.1
  Mortgage loans on real estate.............................         257.9
  Policy loans..............................................         242.2
  Other closed block assets.................................          74.1
                                                                  --------
     Total closed block assets..............................       1,817.3
                                                                  --------
     Excess of reported closed block liabilities over assets
      designated to the closed block........................         367.2
                                                                  --------

Portion of above representing other comprehensive income
  Increase in unrealized appreciation.......................           5.1
  Increase in policyholder dividend obligation..............            --
                                                                  --------
     Total..................................................           5.1
                                                                  --------
     Maximum future earnings to be recognized from closed
      block assets and liabilities..........................      $  372.3
                                                                  ========

Other comprehensive income:
  Fixed maturity securities available-for-sale:
     Fair value.............................................      $1,243.1
     Amortized cost.........................................       1,238.0
                                                                  --------
     Unrealized appreciation................................      $    5.1
                                                                  ========

                                                                 FOR THE THREE
                                                                 MONTHS ENDED
(IN MILLIONS)                                                  DECEMBER 31, 2002
-------------                                                  -----------------
Closed block operations:
  Closed block revenues:
     Premiums...............................................        $ 35.0
     Net investment income..................................          27.4
     Other income...........................................            --
     Realized investment losses.............................          (1.5)
                                                                    ------
     Total closed block revenues............................          60.9
                                                                    ------
Closed block benefits and expenses:
  Policy and contract benefits..............................          44.8
  Change in future policyholder benefits and interest
     credited to policyholder account values................          (4.4)
  Dividends to policyholders................................          16.7
  Change in policyholder dividend obligation................            --
  Other closed block expenses...............................           0.4
                                                                    ------
     Total closed block benefits and expenses...............          57.5
                                                                    ------
Total closed block revenues, net of closed block benefits
  and expenses, before federal income taxes.................           3.4
Federal income taxes........................................           1.2
                                                                    ------
Closed block revenues, net of closed block benefits and
  expenses and federal income taxes.........................        $  2.2
                                                                    ======
Maximum future earnings from closed block assets and
  liabilities:
  Beginning of period.......................................        $   --
  Change during period......................................         372.3
                                                                    ------
  End of period.............................................        $372.3
                                                                    ======

Actual closed block earnings for the three months ended December 31, 2002 were less than expected closed block earnings as determined in the actuarial calculation. Therefore, no policyholder dividend obligation exists at December 31, 2002.

(18)  SEGMENT INFORMATION

The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance.

The Individual Annuity segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Institutional Products segment is comprised of group (pension) annuity products.

The Life Insurance segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses, and revenue and expenses of the Company's noninsurance operations. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not attributable to the closed block.

The following tables summarize the financial results of the Company's business segments for the three months ended December 31, 2002.

                                           INDIVIDUAL   INSTITUTIONAL     LIFE
(IN MILLIONS)                               ANNUITY       PRODUCTS      INSURANCE   CORPORATE    TOTAL
-------------                              ----------   -------------   ---------   ---------   --------
Net investment income....................   $   12.5      $    6.6      $   33.5     $  3.2     $   55.8
Other operating revenue..................        3.2           4.2          86.5        8.6        102.5
                                            --------      --------      --------     ------     --------
     Total operating revenue.............       15.7          10.8         120.0       11.8        158.3
                                            --------      --------      --------     ------     --------
Interest credited to policyholder Account
  balances...............................        7.4           7.0           1.8         --         16.2
Amortization DAC.........................         --            --           4.5         --          4.5
Amortization of VOBA.....................        3.3          (0.4)         12.2        0.1         15.2
Other benefits and expenses..............        1.5           3.0          79.9        8.2         92.6
                                            --------      --------      --------     ------     --------
     Total benefits and expenses.........       12.2           9.6          98.4        8.3        128.5
                                            --------      --------      --------     ------     --------
Operating income (loss) before Federal
  income tax expense.....................        3.5           1.2          21.6        3.5         29.8
Net realized losses on investments.......         --            --          (1.5)      (1.6)        (3.1)
                                            --------      --------      --------     ------     --------
Income (loss) before federal income tax
  expense................................   $    3.5      $    1.2      $   20.1     $  1.9     $   26.7
                                            ========      ========      ========     ======     ========
Assets as of December 31, 2002...........   $1,691.1      $1,640.6      $4,603.3     $376.2     $8,311.2
                                            ========      ========      ========     ======     ========

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(19)  VARIABLE INTEREST ENTITIES

As of December 31, 2002, the Company had investments of $17.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds may be considered a VIE in accordance with FIN 46. See note 2 (l). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $17.0 million, which is the carrying value of the Tax Credit Funds held by the Company.

                      [This Page Intentionally Left Blank]

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002
                 AND THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Provident Mutual Life Insurance Company:

     We have audited the accompanying consolidated balance sheet of Provident Mutual Life Insurance Company and Subsidiaries as of September 30, 2002, and the related consolidated statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the 2002 consolidated financial statements referred to above present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries as of September 30, 2002, and the results of their operations and their cash flows for the nine month period ended September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
January 28, 2003

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Provident Mutual Life Insurance Company:

In our opinion, the consolidated balance sheet as of December 31, 2001 and the related consolidated statements of operations, changes in equity and cash flows for each of the two years in the period ended December 31, 2001 present fairly, in all material respects, the financial position, results of operations and cash flows of Provident Mutual Life Insurance Company and Subsidiaries at December 31, 2001 and for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2002             2001
                                                              -------------    ------------
ASSETS
Investments:
  Securities available for sale, at fair value:
     Fixed maturity securities (cost: 2002-$3,057,711;
      2001-$3,024,128)......................................   $3,169,498       $2,999,334
     Equity securities (cost: 2002-$21,291; 2001-$21,661)...       20,549           22,043
  Mortgage loans............................................      503,875          563,403
  Real estate...............................................       23,207           25,005
  Policy loans and premium notes............................      358,078          365,175
  Other invested assets.....................................       65,464           70,076
                                                               ----------       ----------
       Total investments....................................    4,140,671        4,045,036
                                                               ----------       ----------
Cash and cash equivalents...................................       57,298          126,414
Premiums due................................................        7,134            8,902
Investment income due and accrued...........................       74,152           68,677
Deferred policy acquisition costs...........................      882,652          936,084
Reinsurance recoverable.....................................      156,296          162,164
Separate account assets.....................................    2,825,655        3,702,984
Other assets................................................      135,581          141,772
                                                               ----------       ----------
       Total assets.........................................   $8,279,439       $9,192,033
                                                               ==========       ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................   $3,825,107       $3,869,907
  Policyholder funds........................................      153,867          159,865
  Policyholder dividends payable............................       35,600           35,401
  Other policy obligations..................................       23,602           21,914
                                                               ----------       ----------
       Total policy liabilities.............................    4,038,176        4,087,087
                                                               ----------       ----------
Expenses payable............................................       82,757           25,351
Taxes payable...............................................        6,334            5,101
Federal income taxes payable:
  Current...................................................           --           16,250
  Deferred..................................................       92,005           95,570
Separate account liabilities................................    2,825,655        3,702,984
Other liabilities...........................................       76,833           78,628
                                                               ----------       ----------
       Total liabilities....................................    7,121,760        8,010,971
                                                               ----------       ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 9, 10 AND 11
EQUITY
  Retained earnings.........................................    1,124,876        1,194,086
  Accumulated other comprehensive income:
     Net unrealized appreciation (depreciation) on
      securities available for sale.........................       32,803          (13,024)
                                                               ----------       ----------
       Total equity.........................................    1,157,679        1,181,062
                                                               ----------       ----------
       Total liabilities and equity.........................   $8,279,439       $9,192,033
                                                               ==========       ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                            NINE MONTHS
                                                               ENDED        YEARS ENDED DECEMBER 31,
                                                           SEPTEMBER 30,    ------------------------
                                                               2002            2001          2000
                                                           -------------    ----------    ----------
REVENUES
Policy and contract charges..............................    $ 135,923       $177,865      $173,597
Premiums.................................................      114,906        166,604       189,913
Net investment income....................................      215,276        296,376       317,192
Other income.............................................       33,875         49,048        51,811
Net realized losses on investments.......................     (115,949)       (11,574)       (2,889)
                                                             ---------       --------      --------
  Total revenues.........................................      384,031        678,319       729,624
                                                             ---------       --------      --------
BENEFITS AND EXPENSES
Policy and contract benefits.............................      143,233        209,702       217,722
Change in future policyholder benefits...................       55,094         75,799        85,121
Operating expenses.......................................       76,232         75,968        69,665
Amortization of deferred policy acquisition costs........       80,818         63,154        86,312
Policyholder dividends...................................       51,036         70,403        68,529
Demutualization expenses.................................       61,815         17,831            --
Noninsurance commissions and expenses....................       31,735         41,963        47,359
                                                             ---------       --------      --------
  Total benefits and expenses............................      499,963        554,820       574,708
                                                             ---------       --------      --------
     (Loss) income before income taxes...................     (115,932)       123,499       154,916
                                                             ---------       --------      --------
Income tax (benefit) expense:
  Current................................................      (18,480)        (1,836)       29,213
  Deferred...............................................      (28,242)        31,831        20,271
                                                             ---------       --------      --------
     Total income tax (benefit) expense..................      (46,722)        29,995        49,484
                                                             ---------       --------      --------
       Net (loss) income.................................    $ (69,210)      $ 93,504      $105,432
                                                             =========       ========      ========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
 NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEARS ENDED DECEMBER 31, 2001 AND
                                      2000
                             (DOLLARS IN THOUSANDS)

                                                                          NET
                                                                       UNREALIZED
                                                                      APPRECIATION
                                                        RETAINED     (DEPRECIATION)      TOTAL
                                                        EARNINGS     ON SECURITIES       EQUITY
                                                       ----------    --------------    ----------
Balance at January 1, 2000...........................  $  995,150       $(44,206)      $  950,944
                                                                                       ----------
  Comprehensive income
     Net income......................................     105,432             --          105,432
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities available for
          sale.......................................          --         (2,696)          (2,696)
                                                                                       ----------
  Total comprehensive income.........................                                     102,736
                                                       ----------       --------       ----------
Balance at December 31, 2000.........................   1,100,582        (46,902)       1,053,680
                                                                                       ----------
  Comprehensive income
     Net income......................................      93,504             --           93,504
     Other comprehensive income, net of tax:
       Change in unrealized appreciation due to
          transfer of held to maturity securities....                      2,688            2,688
       Change in unrealized appreciation
          (depreciation) on securities available for
          sale.......................................          --         31,190           31,190
                                                                                       ----------
  Total comprehensive income.........................                                     127,382
                                                       ----------       --------       ----------
Balance at December 31, 2001.........................   1,194,086        (13,024)       1,181,062
                                                                                       ----------
  Comprehensive income/(loss)
     Net loss........................................     (69,210)            --          (69,210)
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities available for
          sale.......................................          --         45,827           45,827
                                                                                       ----------
  Total comprehensive loss...........................                                     (23,383)
                                                       ----------       --------       ----------
Balance at September 30, 2002........................  $1,124,876       $ 32,803       $1,157,679
                                                       ==========       ========       ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                               NINE MONTHS         YEARS ENDED
                                                                  ENDED           DECEMBER 31,
                                                              SEPTEMBER 30,   ---------------------
                                                                  2002          2001        2000
                                                              -------------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income...........................................  $     (69,210)  $  93,504   $ 105,432
Adjustments to reconcile net (loss) income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................         59,500      86,896      99,997
  Amortization of deferred policy acquisition costs.........         80,818      63,154      86,312
  Capitalization of deferred policy acquisition costs.......        (74,245)   (134,783)   (144,388)
  Deferred income taxes.....................................        (28,242)     31,831      20,271
  Net realized losses on investments........................        115,949      11,574       2,889
  Change in reinsurance recoverable.........................          5,868      (1,079)     (5,214)
  Change in policy liabilities and other policyholders'
    funds of traditional life products......................       (119,723)   (205,671)   (250,522)
  Other, net................................................         31,132     (34,349)    (25,551)
                                                              -------------   ---------   ---------
    Net cash provided by (used in) operating activities.....          1,847     (88,923)   (110,774)
                                                              -------------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............         57,279     443,495     296,332
  Fixed maturity securities held to maturity................             --          --       5,128
  Equity securities available for sale......................          1,138           7       2,174
  Real estate...............................................             --       3,862       2,186
  Other invested assets.....................................          5,898      12,415       6,128
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............        289,549     339,112     279,616
  Fixed maturity securities held to maturity................             --          --      63,282
  Mortgage loans............................................         58,836     161,973      72,738
Purchases of investments:
  Fixed maturity securities available for sale..............       (478,821)   (810,908)   (424,739)
  Fixed maturity securities held to maturity................             --          --      (6,293)
  Equity securities available for sale......................         (4,950)     (3,127)       (256)
  Mortgage loans............................................             --    (129,307)   (113,478)
  Real estate...............................................           (209)       (453)       (697)
  Other invested assets.....................................        (11,182)    (16,317)    (26,138)
Proceeds from sale of subsidiary............................         10,788          --          --
Contributions of separate account seed money................           (150)       (250)     (2,536)
Withdrawals of separate account seed money..................            923      15,032          --
Policy loans and premium notes, net.........................          7,097       9,479      (8,608)
Additions to property and equipment.........................         (1,647)     (3,672)     (8,679)
                                                              -------------   ---------   ---------
    Net cash (used in) provided by investing activities.....        (65,451)     21,341     136,160
                                                              -------------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....        476,868     970,702     945,308
Variable universal life and investment product
  withdrawals...............................................       (482,380)   (841,578)   (966,075)
                                                              -------------   ---------   ---------
    Net cash (used in) provided by financing activities.....         (5,512)    129,124     (20,767)
                                                              -------------   ---------   ---------
    Net change in cash and cash equivalents.................        (69,116)     61,542       4,619
Cash and cash equivalents, beginning of period..............        126,414      64,872      60,253
                                                              -------------   ---------   ---------
Cash and cash equivalents, end of period....................  $      57,298   $ 126,414   $  64,872
                                                              =============   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for income taxes................  $       6,836   $  16,959   $  28,772
                                                              =============   =========   =========
Foreclosure of mortgage loans...............................  $          --   $      --   $   7,050
                                                              =============   =========   =========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BACKGROUND

Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC) and, together with Provident Mutual, are defined collectively as the "Company."

The Company sells individual variable and traditional life insurance products, individual and group annuity products and investment products. The Company also maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 82% of the Company's sales for the period ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the period ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 15), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

PLACA sells certain variable annuity and traditional life insurance products, also sold by Provident Mutual, through a personal producing general agency sales force. PLACA also maintains blocks of individual variable and fixed annuities.

PMILIC's business consists of life insurance assumed from Provident Mutual.

PHC is a downstream holding company with one major subsidiary: 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies and variable annuity contracts issued by both Provident Mutual and PLACA. On June 28, 2002, PHC sold Sigma American Corporation, a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Statutory net (loss) income was $(111.3) million, $44.0 million and $84.5 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively. Statutory surplus was $438.5 million and $527.0 million as of September 30, 2002 and December 31, 2001, respectively.

The preparation of the accompanying consolidated financial statements in accordance with GAAP required management to make estimates and assumptions that affect the reported values of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes. Until December 31, 2000, fixed maturity securities that the Company had the intent and ability to hold to maturity were designated as "held to maturity" and reported at amortized cost. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

Equity securities (common and preferred stocks) are reported at fair value. Unrealized appreciation/ depreciation on these securities is recorded directly in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $7.3 million and $6.9 million at September 30, 2002 and December 31, 2001, respectively.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company is carried at cost less accumulated depreciation. The straight line method of depreciation is used for real estate occupied by the Company. Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

Other invested assets consist primarily of real estate joint ventures, limited partnerships and the Company's separate account seed money. The real estate joint ventures and limited partnerships are carried on the equity method. The separate account seed money is carried at fair value. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Variable Life and Investment-Type Products

Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts and guaranteed investment contracts (GICs).

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

PREMIUMS, CHARGES AND BENEFITS

  Variable Life and Investment-Type Products

Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity contracts, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates that ranged from 3.0% to 10.0% for the period in 2002.

  Traditional Life Insurance and Accident and Health Insurance Products

Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

  Deferred Policy Acquisition Costs

The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations. Participating life insurance in-force was 77% and 78% of face value of total life insurance in force at September 30, 2002 and December 31, 2001, respectively.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractowners and several of the Company's retirement plans.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives.

FEDERAL INCOME TAXES

The Company files a consolidated Federal income tax return with its life insurance and noninsurance subsidiaries. The life companies' tax provisions include an equity tax. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the consolidated financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

TERMINATION BENEFITS

In 2001, the Company initiated a reduction in workforce program to reduce costs and increase future operating efficiencies. The initiative primarily consists of reducing staff in the home office and certain positions outside the home office, through a voluntary early retirement program and involuntary employee termination program.

In connection with this initiative, approximately 125 employees were terminated. As of September 30, 2002, there was no further liability for employee termination costs. Employee termination costs included in operating expenses were $.9 million and $3.8 million for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively.

DEMUTUALIZATION EXPENSES

Expenses incurred in conjunction with the sponsored demutualization transaction, more fully discussed in Note 15, include the cost of enlisting the services of external actuarial, legal, accounting, investment banking and other consultants to advise the Company and the Insurance Department of the Commonwealth of Pennsylvania in the demutualization process and related matters as well as the cost of printing and postage for communications with policyholders and other administrative costs.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, "Consolidation of Variable Interest Entities -- an interpretation of ARB No. 51" (FIN 46). Accounting Research Bulletin No. 51, "Consolidated Financial Statements" (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position. See note 14 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN
45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The amortization of goodwill from past business combinations ceased upon adoption of this statement. At the time of adoption, the Company had unamortized goodwill of $5.6 million. Sigma American Corporation, the subsidiary carrying the goodwill, was sold on June 28, 2002. As of September 30, 2002 the Company had no unamortized goodwill.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the consolidated financial statements other than reclassification of securities from "held to maturity" to "available for sale".

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002 and December 31, 2001 (in millions):

                                             SEPTEMBER 30, 2002      DECEMBER 31, 2001
                                            --------------------    --------------------
                                              FAIR      CARRYING      FAIR      CARRYING
                                             VALUE       VALUE       VALUE       VALUE
                                            --------    --------    --------    --------
ASSETS
Investments available for sale:
  Fixed maturity securities...............  $3,169.5    $3,169.5    $2,999.3    $2,999.3
  Equity securities.......................     $20.5       $20.5       $22.0       $22.0
Mortgage loans............................    $561.9      $503.9      $581.8      $563.4
LIABILITIES FOR INVESTMENT-TYPE INSURANCE
  CONTRACTS
Guaranteed interest contracts.............      $5.3        $5.3       $16.7       $16.3
Group annuities...........................  $1,492.7    $1,495.9    $1,739.9    $1,757.2
Supplementary contracts without life
  contingencies...........................     $27.8       $27.1       $28.3       $27.1
Individual annuities......................  $1,493.9    $1,497.0    $1,799.0    $1,824.1

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

GUARANTEED INTEREST CONTRACTS

The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The carrying value and fair value of the assets underlying the guaranteed interest contract liabilities was $17.9 million and $18.4 million, respectively, at September 30, 2002 and $21.3 million and $21.9 million, respectively, at December 31, 2001.

GROUP ANNUITIES

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4.  INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 and December 31, 2001 are as follows (in millions):

                                                                   SEPTEMBER 30, 2002
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                   COST         GAINS         LOSSES        VALUE
------------------                                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   19.7       $  2.6        $  --       $   22.3
Obligations of states and political
  subdivisions...................................       9.3           .7           --           10.0
Debt securities issued by foreign governments....       1.8           .5           --            2.3
Corporate securities.............................   2,748.6        184.3         90.8        2,842.1
Mortgage-backed securities.......................     278.3         14.5           --          292.8
                                                   --------       ------        -----       --------
  Subtotal -- fixed maturities...................   3,057.7        202.6         90.8        3,169.5
Equity securities................................      21.3           .9          1.7           20.5
                                                   --------       ------        -----       --------
  Total..........................................  $3,079.0       $203.5        $92.5       $3,190.0
                                                   ========       ======        =====       ========

                                                                    DECEMBER 31, 2001
                                                      ----------------------------------------------
                                                      AMORTIZED   UNREALIZED   UNREALIZED     FAIR
AVAILABLE FOR SALE                                      COST        GAINS        LOSSES      VALUE
------------------                                    ---------   ----------   ----------   --------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..............  $   26.2      $ 1.6        $   --     $   27.8
Obligations of states and political subdivisions....      23.6         .8            .6         23.8
Debt securities issued by foreign governments.......       5.4         .3            --          5.7
Corporate securities................................   2,715.2       72.7         107.2      2,680.7
Mortgage-backed securities..........................     253.7        8.3            .7        261.3
                                                      --------      -----        ------     --------
  Subtotal -- fixed maturities......................   3,024.1       83.7         108.5      2,999.3
Equity securities...................................      21.6         .9            .5         22.0
                                                      --------      -----        ------     --------
  Total.............................................  $3,045.7      $84.6        $109.0     $3,021.3
                                                      ========      =====        ======     ========

The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows (in millions):

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $  244.7      $  243.0
Due after one year through five years.......................     969.3       1,008.0
Due after five years through ten years......................     751.7         804.2
Due after ten years.........................................   1,092.0       1,114.3
                                                              --------      --------
  Total.....................................................  $3,057.7      $3,169.5
                                                              ========      ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized gains (losses) on investments for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 are summarized as follows (in millions):

                                                            2002       2001     2000
                                                           -------    ------    -----
Fixed maturities.........................................  $(103.1)   $(13.5)   $(2.7)
Equity securities........................................     (4.2)       --      1.4
Mortgage loans...........................................       .1        --     (1.4)
Real estate..............................................     (1.5)       --     (1.8)
Other invested assets....................................     (8.5)      1.7      1.6
Other assets.............................................      1.3        .2       --
                                                           -------    ------    -----
                                                           $(115.9)   $(11.6)   $(2.9)
                                                           =======    ======    =====

Realized losses due to other-than-temporary declines of fair value on fixed maturities were $105.0 million for the nine months ended September 30, 2002 and $28.8 million and $3.2 million for the years ended December 31, 2001 and 2000, respectively.

Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 and the twelve months ended December 31, 2001 and 2000 were $57.3 million, $443.5 million and $296.3 million, respectively. Gross gains of $1.7 million, $17.9 million and $3.0 million were realized on sales of fixed maturities for the nine months ended September 30, 2002 and years ended December 31, 2001 and 2000, respectively.

During 2000, the Company sold a held to maturity security with an amortized cost of $5.0 million, resulting in a realized gain of $.1 million. The security was sold in response to significant deterioration in the creditworthiness of the issuer.

Net unrealized appreciation (depreciation) on available for sale securities as of September 30, 2002 and December 31, 2001 is summarized as follows (in millions):

                                                               2002      2001
                                                              ------    ------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................  $111.8    $(24.8)
  Equities..................................................     (.8)       .4
  Separate account seed money...............................    (4.7)     (3.4)
                                                              ------    ------
                                                               106.3     (27.8)

  Adjustment to deferred policy acquisition costs...........   (34.7)     12.1
  Adjustment to future policyholder benefits................   (21.1)     (4.3)
  Deferred Federal income taxes.............................   (17.7)      7.0
                                                              ------    ------
Net unrealized appreciation (depreciation)..................  $ 32.8    $(13.0)
                                                              ======    ======

Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 (in millions):

                                                            2002      2001      2000
                                                           ------    ------    ------
Gross investment income:
Fixed maturities:
  Available for sale.....................................  $171.8    $228.4    $219.7
  Held to maturity.......................................      --        --      21.8
Equity securities........................................      .3        .2        .3
Mortgage loans...........................................    32.8      49.5      50.2
Real estate..............................................      .3       1.5       1.4
Policy loans.............................................    18.6      24.7      24.7
Other invested assets....................................      --       5.6      12.1
Cash and cash equivalents................................      .8       3.0       2.4
Other, net...............................................      .9       1.7        .3
                                                           ------    ------    ------
                                                            225.5     314.6     332.9
Less investment expenses.................................   (10.2)    (18.2)    (15.7)
                                                           ------    ------    ------
Net investment income....................................  $215.3    $296.4    $317.2
                                                           ======    ======    ======

The Company's portfolio includes an available for sale note carried at $38.0 million acquired in 1998, prior to the effective date of EITF 98-15, "Structured Notes Acquired for a Specific Investment Strategy". Income of $2.8 million was earned for the nine months ended September 30, 2002 and $3.7 million each year on this note during 2001 and 2000. Had the provisions of EITF 98-15 been applicable, the related loss of $10.6 million recorded in 1998 would have been reversed and income recognized would have been $1.8 million for the nine months ended September 30, 2002 and $2.4 million for each year during 2001 and 2000. Interest earned over the lives of the notes would be $8.7 million less had the note been accounted for under EITF 98-15.

There were $14.7 million of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

5.  MORTGAGE LOANS

The carrying value of impaired loans was $6.0 million and $3.6 million, which are net of reserves of $1.7 million and $.6 million, as of September 30, 2002 and December 31, 2001, respectively.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for the nine months ended September 30, 2002 and the year ended December 31, 2001 is as follows (in millions):

                                                              2002    2001
                                                              ----    -----
Balance at January 1........................................  $6.9    $ 8.1
Provision, net of recoveries................................    .4     (1.2)
                                                              ----    -----
Balance at end of period....................................  $7.3    $ 6.9
                                                              ====    =====

The average recorded investment in impaired loans was $4.8 million and $3.4 million as of September 30, 2002 and December 31, 2001, respectively. Interest income recognized on impaired loans during the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 was $.5 million, $.3 million and $.3 million, respectively. All interest income on impaired loans was recognized on the cash basis.

6.  REAL ESTATE

Real estate holdings are as follows at September 30, 2002 and December 31, 2001 (in millions):

                                                              2002     2001
                                                              -----    -----
Occupied by the Company.....................................  $17.1    $17.5
Foreclosed..................................................    6.1      7.5
                                                              -----    -----
                                                              $23.2    $25.0
                                                              =====    =====

Depreciation expense was $.5 million, $.6 million and $.6 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively. Accumulated depreciation for real estate totaled $6.1 million and $5.6 million at September 30, 2002 and December 31, 2001, respectively. Other-than-temporary impairments to fair value for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 were $1.5 million, $0 and $1.8 million, respectively.

7.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 is as follows (in millions):

                                                            2002      2001      2000
                                                           ------    ------    ------
Balance at January 1,....................................  $936.1    $899.7    $850.7
Expenses deferred........................................    74.2     134.8     144.4
Amortization of DAC......................................   (80.8)    (63.2)    (86.3)
Effect on DAC from unrealized (gains) losses.............   (46.8)    (35.2)     (9.1)
                                                           ------    ------    ------
Balance at end of period.................................  $882.7    $936.1    $899.7
                                                           ======    ======    ======

As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $21.4 million, before tax, or $13.9 million, net of $7.5 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $7.9 million and Asset Accumulation -- $6.0 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

8.  BENEFIT PLANS

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the nine months ended September 30, 2002 and the year ended December 31, 2001, as well as the funded status as of September 30, 2002 and December 31, 2001 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2002      2001      2002      2001
                                                  ------    ------    ------    ------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of period...  $ 85.4    $ 96.3    $ 29.9    $ 25.0
Service cost....................................     2.1       3.0        .1        .2
Interest cost...................................     4.7       7.0       1.5       2.0
Plan participants' contributions................      --        --        --        --
Plan amendments.................................      --        --        --      (1.1)
Actuarial loss..................................    20.7       2.2       3.1       5.9
Settlements.....................................      --      (2.6)       --        --
Special termination benefits....................      --       1.7        --        --
Gross benefits paid.............................   (21.5)    (22.2)     (1.9)     (2.1)
                                                  ------    ------    ------    ------
Net benefit obligation at end of period.........    91.4      85.4      32.7      29.9
                                                  ------    ------    ------    ------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of
  period........................................   148.5     178.4        --        --
Actual return on plan assets....................   (20.9)     (8.5)       --        --
Employer contributions..........................     4.0        .8       1.9       2.1
Plan participants' contributions................      --        --        --        --
Gross benefits paid.............................   (21.5)    (22.2)     (1.9)     (2.1)
                                                  ------    ------    ------    ------
Fair value of plan assets at end of period......   110.1     148.5        --        --
                                                  ------    ------    ------    ------

Funded status...................................    18.7      63.1     (32.7)    (29.9)
Unrecognized actuarial loss (gain)..............    47.1      (4.1)     (7.5)    (11.1)
Unrecognized prior service cost.................     3.8       4.1       3.8       4.1
Unrecognized net transition asset...............    (5.8)     (6.7)       --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 63.8    $ 56.4    $(36.4)   $(36.9)
                                                  ======    ======    ======    ======

The following table presents the amounts recognized in the consolidated balance sheets as of September 30, 2002 and December 31, 2001 (in millions):

                                                   PENSION BENEFITS      OTHER BENEFITS
                                                   -----------------    ----------------
                                                    2002      2001       2002      2001
                                                   ------    -------    ------    ------
Prepaid benefit cost.............................  $72.9     $ 68.0     $   --    $   --
Accrued benefit liability........................   (9.1)     (11.6)     (36.4)    (36.9)
Additional minimum liability.....................   (1.3)       (.7)        --        --
Intangible asset.................................    1.3         .7         --        --
                                                   -----     ------     ------    ------
NET AMOUNT RECOGNIZED............................  $63.8     $ 56.4     $(36.4)   $(36.9)
                                                   =====     ======     ======    ======

The components of net periodic benefit (income) cost for the nine months ended September 30, 2002 and years ended December 31, 2001 and 2000 are as follows (in millions):

                                      PENSION BENEFITS               OTHER BENEFITS
                                  -------------------------      ----------------------
                                  2002      2001      2000       2002    2001     2000
                                  -----    ------    ------      ----    -----    -----
Service cost....................  $ 2.1    $  3.0    $  3.4      $ .1    $  .3    $  .3
Interest cost...................    4.7       7.0       7.3       1.5      2.0      1.9
Expected return on assets.......   (9.7)    (15.6)    (16.8)       --       --       --
Amortization of:
  Transition asset..............    (.9)     (1.6)     (1.6)       --       --       --
  Prior service cost............     .3        .4        .4        .3       .4       .4
  Actuarial loss (gain).........     .1      (1.9)     (3.7)      (.6)    (1.1)    (1.1)
Settlement credit...............     --      (3.3)       --        --       --       --
Special termination charge......     --       1.7        --        --       --       --
                                  -----    ------    ------      ----    -----    -----
NET PERIODIC BENEFIT (INCOME)
  COST..........................  $(3.4)   $(10.3)   $(11.0)     $1.3    $ 1.6    $ 1.5
                                  =====    ======    ======      ====    =====    =====

During 2001, in certain of the Company's defined benefit plans, lump-sum cash payments to employees exceeded the sum of the periodic service cost and interest cost of the related plans. The 2001 lump-sum amount is reflected as "settlements" in the change in benefit obligation table above. Because of this circumstance, the Company amortized additional amounts of the unrecognized actuarial gains and the unamortized transition asset, in accordance with SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits" (SFAS 88). During 2001, pretax income of $3.3 million resulted from additional amortization and is reflected as a "settlement credit" in the pension benefits table above.

As a result of the voluntary early retirement program undertaken in 2001, the Company incurred expenses for enhanced retirement benefits. In accordance with SFAS 88, the Company reported a pretax charge of $1.7 million that is reflected as a "special termination charge" as a component of net periodic pension (income) cost in the table above and as "special termination benefits" in the change in benefit obligation table above.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $11.7 million, $9.3 million, and $0, respectively, at September 30, 2002, and were $13.1 million, $11.1 million, and $0, respectively, at December 31, 2001.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE    1% DECREASE
                                                              -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .07         $ (.06)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.37         $(1.23)

The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of September 30, 2002 and December 31, 2001:

                                                     PENSION BENEFITS       OTHER BENEFITS
                                                     -----------------      --------------
                                                      2002       2001       2002     2001
                                                     ------     ------      -----    -----
Discount rate......................................   5.75%      7.25%      6.60%    7.25%
Expected return on plan assets.....................   9.00%      9.00%       N/A      N/A
Rate of compensation increase......................   4.00%      4.25%      4.00%    4.25%

Effective September 30, 2002, the Company decreased its discount rate to 5.75% for pension benefits and 6.60% for other benefits and decreased its rate of compensation increase to 4.00%. Effective December 31, 2001, the Company decreased its discount rate to 7.25% and decreased its rate of compensation increase to 4.25%.

A 10.25% annual rate of increase in the cost of covered health care benefits was assumed for 2002 and 2001, decreasing 1% per year to an ultimate rate of 5.25%.

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $1.3 million, $3.7 million, and $4.6 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

9.  FEDERAL INCOME TAXES

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax (loss) income as follows (in millions):

                                                        NINE MONTHS         YEAR ENDED
                                                           ENDED           DECEMBER 31,
                                                       SEPTEMBER 30,      --------------
                                                           2002           2001     2000
                                                       -------------      -----    -----
Federal income tax at statutory rate of 35%..........     $(40.6)         $43.2    $54.2
  Current year equity tax............................         --            3.7      6.0
  True down of prior years' equity tax...............       (5.5)          (9.5)    (6.1)
  Dividend received deduction........................       (3.4)          (9.3)    (3.7)
  Non-deductible reorganization expenses.............       16.9            6.1       --
  Low income housing credits.........................       (1.5)          (2.2)      --
  Other..............................................       (1.8)          (2.0)     (.9)
  Provision adjustment...............................      (10.8)            --       --
                                                          ------          -----    -----
(Benefit) provision for Federal income tax from
  operations.........................................     $(46.7)         $30.0    $49.5
                                                          ======          =====    =====

Components of the Company's net deferred income tax liability are as follows at September 30, 2002 and December 31, 2001 (in millions):

                                                               2002      2001
                                                              ------    ------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $241.0    $261.2
Prepaid pension asset.......................................    24.5      24.5
Net unrealized gain on available for sale securities........    37.5        --
                                                              ------    ------
  Total deferred tax liability..............................   303.0     285.7
                                                              ------    ------
DEFERRED TAX ASSET
Reserves....................................................   146.1     142.5
Net unrealized loss on available for sale securities........      --       7.0
Employee benefit accruals...................................    18.2      17.3
Invested assets.............................................    35.6       7.9
Policyholder dividends......................................     8.8       8.9
Capitalized merger costs....................................    20.3        --
Other.......................................................     2.3       6.5
                                                              ------    ------
  Total gross deferred tax asset............................   231.3     190.1
                                                              ------    ------
Less: valuation allowance...................................   (20.3)       --
                                                              ------    ------
  Net deferred tax asset....................................   211.0     190.1
                                                              ------    ------
Net deferred tax liability..................................  $ 92.0    $ 95.6
                                                              ======    ======

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the sponsored demutualization, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $20.3 million and $0 million were established in 2002 and 2001, respectively.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

10.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purposes of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying consolidated financial statements that are net of reinsurance activity (in millions):

                                                             CEDED TO      ASSUMED
                                                  GROSS        OTHER      FROM OTHER       NET
                                                 AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                                ---------    ---------    ----------    ---------
SEPTEMBER 30, 2002:
Life insurance in force.......................  $50,279.2    $14,915.8      $ 57.2      $35,420.6
                                                =========    =========      ======      =========
Premiums......................................  $   125.3    $    10.7      $   .3      $   114.9
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,823.5    $   156.3      $  1.6      $ 3,668.8
                                                =========    =========      ======      =========
DECEMBER 31, 2001:
Life insurance in force.......................  $49,904.3    $15,203.2      $ 71.6      $34,772.7
                                                =========    =========      ======      =========
Premiums......................................  $   184.5    $    18.3      $   .4      $   166.6
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,868.2    $   162.2      $  1.7      $ 3,707.7
                                                =========    =========      ======      =========
DECEMBER 31, 2000:
Life insurance in force.......................  $46,773.3    $12,377.4      $106.6      $34,502.5
                                                =========    =========      ======      =========
Premiums......................................  $   203.3    $    13.9      $   .5      $   189.9
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,856.4    $   161.1      $  2.1      $ 3,697.4
                                                =========    =========      ======      =========

11.  COMMITMENTS AND CONTINGENCIES

LEASES

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2003 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at September 30, 2002, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                                                           SUBLEASE
                                                               RENTAL      RENTALS
                                                              PAYMENTS    RECEIVABLE
                                                              --------    ----------
Three months ending December 31, 2002.......................   $ 2.1         $.3
Year ending December 31:
  2003......................................................    12.0          .2
  2004......................................................     9.4          .1
  2005......................................................     7.0          --
  2006......................................................     6.0          --
  Thereafter................................................    12.2          --
                                                               -----         ---
                                                               $48.7         $.6
                                                               =====         ===

Total related rent expense was $12.0 million, $15.1 million and $15.5 million, respectively, which was net of sublease income of $.3 million, $.3 million and $.9 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheets.

At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $29.0 million. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of fair value plus accrued interest is required. For equities, cash collateral totaling 105% of fair value is required. There were no securities lending positions at September 30, 2002 and December 31, 2001.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002 and December 31, 2001, carrying value of approximately $292.2 million and $219.1 million, respectively, in debt security investments (8.9% and 7.3%, respectively, of the total debt security portfolio) were considered "below investment grade". Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at September 30, 2002 of $12.9 million were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $4.2 million, $2.7 million and $2.1 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

The Company's debt security investments did not exceed 13% of total assets in any industry at September 30, 2002 and 8% as of December 31, 2001.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

There were no mortgage loans as of September 30, 2002 and one mortgage loan totaling $.4 million as of December 31, 2001 in which payments on principal and/or interest were over 90 days past due. Foregone interest related to loans in default totaled $.1 million, $.2 million and $.3 million for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

The Company had no loans outstanding in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LINES OF CREDIT

The Company has approximately $50 million of available and unused lines of credit at September 30, 2002.

RISK-BASED CAPITAL

The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company's acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval.

In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

LITIGATION AND UNASSERTED CLAIMS

On January 22, 2001, the Court of Common Pleas, Philadelphia, Pennsylvania, held a hearing on the fairness, reasonableness and adequacy of the proposed settlement relating to the sales practices class action. The Court approved the settlement by order dated January 29, 2001. The order became final on February 28, 2001. The Company believes that it has recorded an adequate provision for the cost of the settlement.

In August 2002, the Company proposed a settlement in the class action that had been filed against the Company and members of its board of directors regarding the Company's proposed conversion to a mutual holding company. A settlement hearing was held in the Court of Common Pleas of Philadelphia County, Pennsylvania, on December 17, 2002. A ruling has not been issued. The proposed settlement amount of $15.0 million plus other costs to settle were expensed and accrued during the quarter ended September 30, 2002.

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

12.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows (in millions):

                                                       BEFORE       TAX         NET OF
                                                        TAX      (EXPENSE)       TAX
                                                       AMOUNT     BENEFIT       AMOUNT
                                                       ------    ---------    ----------
NINE MONTHS ENDED SEPTEMBER 30, 2002:
Net unrealized appreciation (depreciation) on
  securities, DAC and reserves.......................  $(45.5)    $ 15.9        $(29.6)
Less: reclassification adjustment for losses realized
  in net income (loss)...............................   116.0      (40.6)         75.4
                                                       ------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities, net of shadow DAC and reserves......  $ 70.5     $(24.7)       $ 45.8
                                                       ======     ======        ======
YEAR ENDED DECEMBER 31, 2001:
Net unrealized appreciation (depreciation) on
  securities and DAC.................................  $ 40.5     $(14.1)       $ 26.4
Less: reclassification adjustment for losses realized
  in net income......................................    11.6       (4.1)          7.5
                                                       ------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities, net of shadow DAC...................  $ 52.1     $(18.2)       $ 33.9
                                                       ======     ======        ======
YEAR ENDED DECEMBER 31, 2000:
Net unrealized appreciation (depreciation) on
  securities and DAC.................................  $ (7.1)    $  2.5        $ (4.6)
Less: reclassification adjustment for losses realized
  in net income......................................     2.9       (1.0)          1.9
                                                       ------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities, net of shadow DAC...................  $ (4.2)    $  1.5        $ (2.7)
                                                       ======     ======        ======

13.  SEGMENT INFORMATION

The Company has two operating segments: Insurance Protection and Asset Accumulation. The operating segments are distinguished by products and services offered, as well as marketing strategies employed. Substantially all revenues are derived from sales in the United States of America.

The Insurance Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. The Asset Accumulation segment sells fixed, variable and group (pension) annuity products. The individual life and annuity products are distributed principally through Company-affiliated financial consultants, personal producing general agents and independent brokers and financial planners whereas the group annuity products are distributed primarily through employee field representatives and brokers.

In addition to the two operating segments, the Company has an Other segment. The Other segment includes certain products no longer marketed by the Company, noninsurance operations and net investment income, realized capital gains/losses and revenues/expenses not attributable to the operating segments. The noninsurance operations consist of several subsidiaries operating in the broker/dealer, mutual fund and investment advisory industries.

Management evaluates the performance of each segment independently and allocates resources based on current and anticipated requirements of each segment. Financial results of each segment include earnings from its business operations and earnings on the amount of equity considered necessary to support its business. Accounting policies followed by the segments are the same as those followed by the Company in preparing its consolidated financial statements as disclosed in Note 2. There are no significant intersegment transactions.

Segment financial data as of and for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 is as follows (in millions):

SEGMENT INCOME FOR THE NINE MONTHS                 INSURANCE        ASSET
ENDED SEPTEMBER 30, 2002                           PROTECTION    ACCUMULATION    OTHER      TOTAL
----------------------------------                 ----------    ------------    ------    --------
Policy and contract charges......................   $  113.1       $   22.8      $   --    $  135.9
Premiums.........................................      113.6            1.1         0.2       114.9
Net investment income............................      120.6           78.1        16.6       215.3
Other income.....................................        1.2            2.3        30.4        33.9
Net realized losses on investments...............      (61.0)         (32.8)      (22.2)     (116.0)
                                                    --------       --------      ------    --------
     Total Revenues..............................      287.5           71.5        25.0       384.0
Policy and contract benefits.....................      137.4            5.0         0.8       143.2
Change in future policyholder benefits...........        1.9           53.3        (0.1)       55.1
Amortization of deferred policy acquisition
  costs..........................................       65.4           15.4          --        80.8
Other benefits and expenses......................       93.4           13.6       113.8       220.8
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      298.1           87.3       114.5       499.9
Loss before income taxes.........................      (10.6)         (15.8)      (89.5)     (115.9)
Income tax benefit...............................       (8.2)         (12.2)      (26.3)      (46.7)
                                                    --------       --------      ------    --------
NET LOSS.........................................   $   (2.4)      $   (3.6)     $(63.2)   $  (69.2)
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF SEPTEMBER 30, 2002..........   $4,497.5       $3,333.0      $448.9    $8,279.4
                                                    ========       ========      ======    ========

SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 2001                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  144.1       $   33.8      $   --    $  177.9
Premiums.........................................      164.7            1.6         0.3       166.6
Net investment income............................      164.4          106.4        25.6       296.4
Other income.....................................        2.5            4.6        41.9        49.0
Net realized losses on investments...............       (2.5)          (5.7)       (3.4)      (11.6)
                                                    --------       --------      ------    --------
     Total Revenues..............................      473.2          140.7        64.4       678.3
Policy and contract benefits.....................      201.4            6.7         1.6       209.7
Change in future policyholder benefits...........        1.3           77.5        (3.0)       75.8
Amortization of deferred policy acquisition
  costs..........................................       47.4           15.8          --        63.2
Other benefits and expenses......................      119.2           17.4        69.5       206.1
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      369.3          117.4        68.1       554.8
Income (loss) before income taxes................      103.9           23.3        (3.7)      123.5
Income tax expense (benefit).....................       34.0            4.3        (8.3)       30.0
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   69.9       $   19.0      $  4.6    $   93.5
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 2001...........   $4,743.7       $3,973.3      $475.0    $9,192.0
                                                    ========       ========      ======    ========

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONCLUDED)

SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 2000                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  136.2       $   37.4      $   --    $  173.6
Premiums.........................................      175.2           14.4         0.3       189.9
Net investment income............................      166.9          113.9        36.4       317.2
Other income.....................................        0.4            1.3        50.1        51.8
Net realized gains/(losses) on investments.......       (0.7)          (2.5)        0.3        (2.9)
                                                    --------       --------      ------    --------
     Total Revenues..............................      478.0          164.5        87.1       729.6
Policy and contract benefits.....................      203.4           11.9         2.4       217.7
Change in future policyholder benefits...........       (3.2)          89.1        (0.8)       85.1
Amortization of deferred policy acquisition
  costs..........................................       68.4           17.9          --        86.3
Other benefits and expenses......................      124.4           16.9        44.3       185.6
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      393.0          135.8        45.9       574.7
Income before income taxes.......................       85.0           28.7        41.2       154.9
Income tax expense...............................       30.0            8.4        11.1        49.5
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   55.0       $   20.3      $ 30.1    $  105.4
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 2000...........   $4,692.2       $3,997.2      $474.1    $9,163.5
                                                    ========       ========      ======    ========

14.  VARIABLE INTEREST ENTITIES

As of September 30, 2002, the Company had investments of $16.8 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds may be considered a VIE in accordance with FIN 46. See Note 2. The Company's maximum exposure to loss as a result of its involvement in these VIEs is $16.8 million, which is the carrying value of the Tax Credit Funds held by the Company.

15.  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America (NLICA).

The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                     PART C
                               OTHER INFORMATION

Item 27. Exhibits

 1. Board of Directors Resolutions.

     a) Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account(1)

     b) Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account(1)

     c) Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account(1)

     d) Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account(1)

     e) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account(1)

     f) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account(1)

     g) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account(6)

     h) Resolutions of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account(6)

     i) Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments(11)

     j) Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account(13)

     k) Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1(15)

 2. Custodian Agreements. Not applicable.

 3. Underwriting Contracts.

     a) Form of Underwriting Agreement among Provident Mutual Life Insurance Company, PML Securities, Inc. and Provident Mutual Variable Separate Account(1)

     b)  Personal Producing General Agent's Agreement and Supplement(1)

     c)  Personal Producing Agent's Agreement and Supplement(1)

     d)  Producing General Agent's Agreement and Supplement(1)

     e) Form of Selling Agreement between PML Securities, Inc. and Broker/Dealers(2)

 4. Contracts.


     a) Flexible Premium Adjustable Survivorship Variable Life Insurance Policy (Form VL103)(9)


     b)  Convertible Term Life Rider (Form C308)(2)

     c)  Extension of Final Policy Date Rider (Form C822)(2)

     d)  Guaranteed Minimum Death Benefit Rider (Form C320)(5)

     e)  Policy Split Rider (Form R1615)(9)

     f)  Disability Waiver Benefit Rider (Form R1901)(4)

     g)  Additional Insurance Benefit Rider (Form R1310)(12)


     h)  Change of Insured Rider (Form C905)(18)



     i)   4-Year Term Rider (Form C309)(18)



     j)   Guaranteed Minimum Death Benefit Rider (Form R1320)(18)


 5. Applications.

     a)  Form of Application(7)

     b)  Initial Allocation Selection(1)


     c)  Initial Allocation Schedule (A64 1.03)(17)


 6. Depositor's Certificate of Incorporation and By-Laws.

     a)  Charter of Provident Mutual Life Insurance Company(1)

     b)  By-Laws of Provident Mutual Life Insurance Company(1)

     c)  Charter of Nationwide Life Insurance Company of America(15)

     d)  By-Laws of Nationwide Life Insurance Company of America(15)

 7. Reinsurance Contracts.

     a)  Single Life Permanent Pool (ERC)(15)

     b)  Single Life Permanent Pool (RGA)(15)

     c) Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company(15)

     d) Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company(15)

     e) Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company(15)

     f) Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation(15)

     g) Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation(15)

     h) Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America(15)

     i) Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America(15)

     j) YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc.(15)

     k) YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc.(15)


     l)   Additional list of reinsurance contracts.


 8. Participation Agreements.

     a) Participation Agreement among Market Street Fund, Inc., Provident Mutual Life Insurance Company and PML Securities, Inc.(1)

     b) Participation Agreement among Variable Insurance Products Fund, Fidelity Corporation and Provident Mutual Life Insurance Company(1)

     c) Participation Agreement among Variable Insurance Products Fund II, Fidelity Corporation and Provident Mutual Life Insurance Company(1)

     d) Sales (Participation) Agreement among Neuberger & Berman Advisers Managers Trust and Provident Mutual Life Insurance Company(1)

     e) Participation Agreement among The Alger American Fund, Provident Mutual Life Insurance Company and Fred Alger and Company Incorporated(1)

     f) Participation Agreement between Van Eck Investment Trust and Provident Mutual Life Insurance Company(3)

     g) Form of Participation Agreement between Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc. and Provident Mutual Life Insurance Company(6)

     h) Participation Agreement among Market Street Fund, Provident Mutual Life Insurance Company and 1717 Capital Management Company(11)

     i) Shareholder Services Agreement among Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and American Century(R) Variable Portfolios, Inc. Services, Inc.(13)

     j) Participation Agreement between Janus Aspen Series and Provident Mutual Life Insurance Company.(13)

     k) Participation Agreement among Oppenheimer Variable Account Funds, Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and OppenheimerFunds, Inc.(13)

     l) Second Amendment to Participation Agreement among Provident Mutual Life Insurance Company of Philadelphia, Variable Insurance Products Fund, and Fidelity Distributors Corporation(13)

     m) Second Amendment to Participation Agreement among Provident Mutual Life Insurance Company of Philadelphia, Variable Insurance Products Fund II, and Fidelity Distributors Corporation(13)

     n) Addendum to Participation Agreement among Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, Van Eck Investment Trust, and Van Eck Securities Corporation(13)

     o) Participation Agreement between Dreyfus Variable Investment Fund and Provident Mutual Life Insurance Company of Philadelphia(14)

     p) First Amendment to Participation Agreement between Dreyfus Variable Investment Fund and Providentmutual Life and Annuity Company of America(13)

     q) Second Amendment to Participation Agreement between Dreyfus Variable Investment Fund and Providentmutual Life and Annuity Company of America(13)


     r)  Form of Participation Agreement(17)


 9. Administrative Contracts. Not applicable.

10. Other Material Contracts.

     a)  Powers of Attorney(15)

     b)  Additional Power of Attorney(16)

11. Legal Opinion. Opinion and Consent of James Bernstein, Esquire(12)

12. Actuarial Opinion. Not applicable.

13. Calculations. Not applicable.

14. Other Opinions.


     a)  Consent of Sutherland Asbill & Brennan LLP



     b)  Consent of PricewaterhouseCoopers LLP



     c)  Consent of KPMG LLP



     d)  Consent of Scott V. Carney, FSA, MAAA



15. Omitted Financial Statements. No financial statements are omitted from Item 24.


16.  Initial Capital Agreements. Not applicable.

17. Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies.(12)

---------------
 (1) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

 (2) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 33-42133) for Provident Mutual Variable Growth Separate Account, et al. filed on May 1, 1998.

 (3) Incorporated herein by reference to exhibit 8(f) to post-effective amendment number 5 to the Form N-4 registration statement (File No. 33-65512) for Providentmutual Variable Annuity Separate Account filed on May 1, 1998.

 (4) Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Variable Growth Separate Account, et al., filed on March 16, 1999.

 (5) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 333-55470) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

 (6) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.

 (7) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-67775) for Providentmutual Life and Annuity Company of America filed on April 24, 2000.

 (8) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-82613) for Provident Mutual Life Insurance Company filed on April 25, 2000.

 (9) Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-84475) for Provident Mutual Variable Growth Separate Account, et al., filed October 25, 1999.

(10) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company filed on February 8, 2001.

(11) Incorporated herein by reference to corresponding exhibits to the initial filing to the Form N-4 registration statement (File No. 333-58308) for Provident Mutual Life Insurance Company filed on April 5, 2001.

(12) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-84475) for Provident Mutual Life Insurance Company, filed on April 19, 2001.

(13) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 19, 2002.

(14) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 8 to the Form N-4 registration statement (File No. 33-65512) for Providentmutual Life and Annuity Company of America, filed on April 25, 2000.

(15) Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(16) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 6 to the Form N-6 registration statement (File No. 333-71763) for Nationwide Life Insurance Company of America, filed on February 21, 2003.


(17) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 7 to the Form N-6 registration statement (File No. 333-71763) for Nationwide Life Insurance Company of America, filed on April 24, 2003.



(18) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-6 registration statement (File No. 333-82613) for Nationwide Life Insurance Company of America, filed on April 24, 2003.


Item 28.  Directors and Officers of the Depositor


 NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
 ------------------------------------                -----------------------------------
Joseph J. Gasper**                         Director and Vice Chairperson of the Board
W. G. Jurgensen**                          Director, Chairperson of the Board, and Chief Executive
                                           Officer
Richard A. Karas**                         Director
Gary D. McMahan                            Director, President, and Chief Operating Officer
Robert A. Rosholt**                        Director
Mark R. Thresher**                         Director, Senior Vice President, and Assistant Treasurer
James D. Benson                            Senior Vice President and Treasurer
Scott V. Carney                            Senior Vice President and Actuary
Peter D. Cuozzo                            Senior Vice President
Patricia R. Hatler**                       Senior Vice President, General Counsel, and Assistant
                                           Secretary
William E. Mabe***                         Senior Vice President
Brian W. Nocco**                           Senior Vice President and Assistant Treasurer

 NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
 ------------------------------------                -----------------------------------
Denise Sortino***                          Senior Vice President
Christine Mullen                           Secretary


---------------
  * The principal business address for each officer and director is Nationwide Life Insurance Company of America, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.

 ** The address is One Nationwide Plaza, Columbus, Ohio 43215

*** The address is 300 Continental Drive, Newark, Delaware 19713.


Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant




                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  1717 Advisory              Pennsylvania                            The company is inactive and formerly
  Services, Inc.                                                     registered as an investment advisor.

  1717 Brokerage             Pennsylvania                            This company is registered as a
  Services, Inc.                                                     broker-dealer.

  1717 Capital               Pennsylvania                            The company is registered as a
  Management Company                                                 broker-dealer and investment advisor.

  1717 Insurance            Massachusetts                            Established to grant proper licensing to
  Agency of                                                          Provident Mutual Companies in
  Massachusetts                                                      Massachusetts.

  1717 Insurance                Texas                                Established to grant proper licensing to
  Agency of Texas                                                    Provident Mutual Companies in Texas.

  401(k) Companies,             Texas                                This corporation acts as a holding company.
  Inc. (The)

  401(k) Company (The)          Texas                                The corporation is a third-party
                                                                     administrator providing record keeping
                                                                     services for 401(k) plans.

  401(k) Investment             Texas                                The corporation is an investment advisor
  Advisors, Inc.                                                     registered with the Securities and Exchange
                                                                     Commission.

  401(k) Investment             Texas                                The corporation is a broker-dealer
  Services, Inc.                                                     registered with the National Association of
                                                                     Securities Dealers, a self-regulatory body
                                                                     of the Securities and Exchange Commission.

  Affiliate Agency of            Ohio                                The corporation is an insurance agency
  Ohio, Inc.                                                         marketing life insurance and annuity
                                                                     products through financial institutions.

  Affiliate Agency,            Delaware                              The corporation is an insurance agency
  Inc.                                                               marketing life insurance and annuity
                                                                     products through financial institutions.

  AGMC Reinsurance      Turks & Caicos Islands                       The corporation is in the business of
  Ltd.                                                               reinsurance of mortgage guaranty risks.

  AID Finance                    Iowa                                This corporation is a holding company.
  Services, Inc.

  ALLIED Document                Iowa                                The corporation provides general printing
  Solutions, Inc.                                                    services to its affiliated companies as
                                                                     well as to unaffiliated companies.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  ALLIED General                 Iowa                                The corporation acts as a general agent and
  Agency Company                                                     surplus lines broker for property and
                                                                     casualty insurance products.

  ALLIED Group                   Iowa                                The corporation engages in the direct
  Insurance Marketing                                                marketing of property and casualty
  Company                                                            insurance products.

  ALLIED Group, Inc.             Iowa                                The corporation is a property and casualty
                                                                     insurance holding company.

  ALLIED Property and            Iowa                                The corporation underwrites general
  Casualty Insurance                                                 property and casualty insurance.
  Company

  Allied Texas Agency,          Texas                                The corporation acts as a managing general
  Inc.                                                               agent to place personal and commercial
                                                                     automobile insurance with CCMIC for the
                                                                     independent agency companies.

  Allnations, Inc.               Ohio                                The corporation engages in promoting,
                                                                     extending, and strengthening cooperative
                                                                     insurance organizations throughout the
                                                                     world.

  AMCO Insurance                 Iowa                                The corporation underwrites general
  Company                                                            property and casualty insurance.

  American Marine              Florida                               The corporation is an underwriting manager
  Underwriters, Inc.                                                 for ocean cargo and hull insurance.

  Asset Management        England and Wales                          The corporation is a holding company of a
  Holdings, plc                                                      group engaged in the management of pension
                                                                     fund assets, unit trusts and other
                                                                     collective investment schemes, investment
                                                                     trusts and portfolios for corporate
                                                                     clients.

  Audenstar Limited         United Kingdom                           To market insurance products and to carry
                                                                     on business in the fields of life, pension,
                                                                     house, motor, marine, fire, employers'
                                                                     liability, accident and other insurance; to
                                                                     act as insurance brokers and consultants
                                                                     and as agents for effecting insurance and
                                                                     obtaining policies in respect of all and
                                                                     every kind of risk and against death,
                                                                     injury or loss arising out of, or through,
                                                                     or in connection with any accidents and
                                                                     against loss or damage to real or personal
                                                                     property.

  Cal-Ag Insurance            California                             The corporation is a small captive
  Services, Inc.                                                     insurance brokerage firm serving
                                                                     principally, but not exclusively, the
                                                                     "traditional" agent producers of CalFarm
                                                                     Insurance Company.

  CalFarm Insurance           California                             The corporation assists agents and
  Agency                                                             affiliated companies in account completion
                                                                     for marketing CalFarm Products.

  Calfarm Insurance           California                             The corporation is a California-based
  Company                                                            multi-line insurance corporation that
                                                                     writes agricultural, commercial, personal
                                                                     and individual health coverages and
                                                                     benefits from the sponsorship of the
                                                                     California Farm Bureau.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Cap Pro Holding,             Delaware                              This company operates as a holding company.
  Inc.

  Coda Capital               Pennsylvania                            The company is a convertible bond manager.
  Management, LLC

  Colonial County               Texas                                The corporation underwrites non-standard
  Mutual Insurance                                                   automobile and motorcycle insurance and
  Company                                                            various other commercial liability coverage
                                                                     in Texas.

  Cooperative Service          Nebraska                              The corporation is an insurance agency that
  Company                                                            sells and services commercial insurance.
                                                                     The corporation also provides loss control
                                                                     and compliance consulting services and
                                                                     audit, compilation, and tax preparation
                                                                     services.

  Corviant Corporation         Delaware                              The purpose of the corporation is to create
                                                                     a captive distribution network through
                                                                     which affiliates can sell multi-manager
                                                                     investment products, insurance products and
                                                                     sophisticated estate planning services.

  Damian Securities        England & Wales                           The corporation is engaged in investment
  Limited                                                            holding.

  Dancia Life S.A.            Luxembourg                             The purpose of this company is to carry
                                                                     out, on its own behalf or on behalf of
                                                                     third parties, any insurance business
                                                                     including coinsurance, reinsurance relating
                                                                     to human life, whether undertaken in
                                                                     Luxembourg or abroad, all real estate
                                                                     business and all business relating to
                                                                     movable assets, all financial business, and
                                                                     other business related directly to the
                                                                     company's objectives which would promote or
                                                                     facilitate the realization of the company's
                                                                     objective.

  Delfi Realty                 Delaware                              This is an inactive company.
  Corporation

  Depositors Insurance           Iowa                                The corporation underwrites general
  Company                                                            property and casualty insurance.

  Dinamica                      Brazil                               The company participates with other
  Participacoes SA                                                   companies related to the registrant's
                                                                     international operations.

  Discover Insurance          California                             The purpose of the company is to sell
  Agency, LLC                                                        property and casualty insurance products
                                                                     including, but not limited to, automobile
                                                                     or other vehicle insurance and homeowner's
                                                                     insurance.

  Discover Insurance            Texas                                To sell property and casualty insurance
  Agency of Texas, LLC                                               products including, but not limited to,
                                                                     automobile or other vehicle insurance and
                                                                     homeowner's insurance.

  DVM Insurance               California                             The company places pet insurance business
  Agency, Inc.                                                       not written by Veterinary Pet Insurance
                                                                     Company outside of California with National
                                                                     Casualty Company.

  F&B, Inc.                      Iowa                                The corporation is an insurance agency that
                                                                     places business not written by the Farmland
                                                                     Insurance Companies with other carriers.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Farmland Mutual                Iowa                                The corporation provides property and
  Insurance Company                                                  casualty insurance primarily to
                                                                     agricultural businesses.

  Fenplace Limited         England & Wales                           Currently inactive.

  Financial Horizons           Alabama                               The corporation is an insurance agency
  Distributors Agency                                                marketing life insurance and annuity
  of Alabama, Inc.                                                   products through financial institutions.

  Financial Horizons             Ohio                                The corporation is an insurance agency
  Distributors Agency                                                marketing life insurance and annuity
  of Ohio, Inc.                                                      products through financial institutions.

  Financial Horizons           Oklahoma                              The corporation is an insurance agency
  Distributors Agency                                                marketing life insurance and annuity
  of Oklahoma, Inc.                                                  products through financial institutions.

  Financial Horizons            Texas                                The corporation is an insurance agency
  Distributors Agency                                                marketing life insurance and annuity
  of Texas, Inc.                                                     products through financial institutions.

  Financial Horizons           Oklahoma                              The corporation is a limited broker-dealer
  Securities                                                         doing business solely in the financial
  Corporation                                                        institutions market.

  Florida Records              Florida                               The corporation administers the deferred
  Administrator, Inc.                                                compensation plan for the public employees
                                                                     of the State of Florida.

  Four P Finance             Pennsylvania                            This is an inactive company.
  Company

  G.I.L. Nominees          England & Wales                           The company is dormant within the meaning
  Limited                                                            of Section 249AA of the Companies Act of
                                                                     1985 (English Law).

  Gartmore 1990            England & Wales                           The company is engaged as a general partner
  Limited                                                            in a limited partnership formed to invest
                                                                     in unlisted securities.

  Gartmore 1990            England & Wales                           The company is dormant within the meaning
  Trustee Limited                                                    of Section 249AA of the Companies Act of
                                                                     1985 (English Law).

  Gartmore Capital         England & Wales                           The company is engaged in investment
  Management Limited                                                 management and advisory services to
                                                                     business, institutional and private
                                                                     investors.

  Gartmore                     Delaware                              The corporation is a limited broker-dealer.
  Distribution
  Services, Inc.

  Gartmore Emerging            Delaware                              The company acquires and holds interest in
  Managers, LLC                                                      a registered investment advisor and
                                                                     provides investment management services.

  Gartmore Fund            Jersey, Channel                           The company is engaged in investment
  Managers                     Islands                               administration and support.
  International
  Limited

  Gartmore Fund            England & Wales                           The company is engaged in authorized unit
  Managers Limited                                                   trust management.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Gartmore Global              Delaware                              This company operates as a holding company.
  Asset Management,
  Inc.

  Gartmore Global              Delaware                              The company acts as a holding company for
  Asset Management                                                   the Gartmore Group and as a registered
  Trust                                                              investment advisor.

  Gartmore Global              Delaware                              The company acts as a holding company.
  Investments, Inc.

  Gartmore Global              Delaware                              The partnership is engaged in investment
  Partners                                                           management.

  Gartmore Global              Delaware                              The company acts as a holding company.
  Ventures, Inc.

  Gartmore Indosuez UK     England & Wales                           The company is a general partner in two
  Recovery Fund (G.P.)                                               limited partnerships formed to invest in
  Limited                                                            unlisted securities.

  Gartmore Investment      England & Wales                           The company is engaged in investment
  Limited                                                            management and advisory services to pension
                                                                     funds, unit trusts and other collective
                                                                     investment schemes, investment trusts and
                                                                     portfolios for corporate or other
                                                                     institutional clients.

  Gartmore Investment      England & Wales                           The company is an investment holding
  Management plc                                                     company and provides services to other
                                                                     companies within the Gartmore Group.

  Gartmore Investment          Germany                               The company is engaged in marketing
  Services GmbH                                                      support.

  Gartmore Investment          England                               The company is engaged in investment
  Services Limited                                                   holding.

  Gartmore Investor              Ohio                                The corporation provides transfer and
  Services, Inc.                                                     dividend disbursing agent services to
                                                                     various mutual fund entities.

  Gartmore Japan                Japan                                The company is engaged in the business of
  Limited                                                            investment management.

  Gartmore Morley &             Oregon                               The corporation brokers or places book
  Associates, Inc.                                                   value maintenance agreements (wrap
                                                                     contracts) and guaranteed I contracts
                                                                     (GICs) for collective investment trusts and
                                                                     accounts.

  Gartmore Morley               Oregon                               The corporation is an investment advisor
  Capital Management,                                                and stable value money manager.
  Inc.

  Gartmore Morley               Oregon                               The corporation is a holding company.
  Financial Services,
  Inc.

  Gartmore Mutual Fund         Delaware                              The trust acts as a registered investment
  Capital Trust                                                      advisor.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Gartmore Nominees        England & Wales                           The company is dormant within the meaning
  Limited                                                            of Section 249AA of the Companies Act 1985
                                                                     (English Law).

  Gartmore Pension         England & Wales                           The company is the trustee of the Gartmore
  Trustees Limited                                                   Pension Scheme.

  Gartmore Riverview           Delaware                              The company provides customized solutions,
  LLC                                                                in the form of expert advise and investment
                                                                     management services, to a limited number of
                                                                     institutional investors, through
                                                                     construction of hedge fund and alternative
                                                                     asset portfolios and their integration into
                                                                     the entire asset allocation framework.

  Gartmore S.A.                Delaware                              The trust acts as a registered investment
  Capital Trust                                                      advisor.

  Gartmore Secretaries     Jersey, Channel                           The company is dormant.
  (Jersey) Ltd.                Islands

  Gartmore Securities      England & Wales                           The company is engaged in investment
  Limited                                                            holding and is a partner in Gartmore Global
                                                                     Partners.

  Gartmore Trust                Oregon                               The corporation is an Oregon state bank
  Company                                                            with trust power.

  Gartmore U.S.            England & Wales                           The company is a joint partner in Gartmore
  Limited                                                            Global Partners.

  Gates, McDonald &              Ohio                                The company provides services to employers
  Company                                                            for managing worker's and unemployment
                                                                     compensation matters and employee benefits
                                                                     costs.

  Gates, McDonald &             Nevada                               The corporation provides self-insurance
  Company of Nevada                                                  administration, claims examining and data
                                                                     processing services.

  Gates, McDonald &            New York                              The corporation provides worker's
  Company of New York,                                               compensation/self-insured claims
  Inc.                                                               administration services to employers with
                                                                     exposure in New York.

  GatesMcDonald Health           Ohio                                The corporation provides medical management
  Plus, Inc.                                                         and cost containment services to employers.

  GGI MGT LLC                  Delaware                              The company is a passive investment holder
                                                                     in Newhouse Special Situations Fund I, LLC
                                                                     for the purpose of allocation of earnings
                                                                     to Gartmore management team as it relates
                                                                     to the ownership and management of Newhouse
                                                                     Special Situations Fund I, LLC.

  Institutional                New York                              This company holds insurance licenses in
  Concepts, Inc.                                                     numerous states.

  Insurance                      Ohio                                The corporation is an insurance agency and
  Intermediaries, Inc.                                               provides commercial property and casualty
                                                                     brokerage services.

  Landmark Financial           New York                              The corporation is an insurance agency
  Services of New                                                    marketing life insurance and annuity
  York, Inc.                                                         products through financial institutions.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Lone Star General             Texas                                The corporation acts as general agent to
  Agency, Inc.                                                       market non-standard automobile and
                                                                     motorcycle insurance for Colonial County
                                                                     Mutual Insurance Company.

  Market Street Fund           Delaware                              This is an open-end diversified investment
                                                                     management company that serves as an
                                                                     investment medium for the variable life
                                                                     policies and variable annuity of NLICA and
                                                                     NLACA.

  Market Street              Pennsylvania                            This is an inactive company.
  Investment
  Management Company

  MedProSolutions,          Massachusetts                            The corporation provides third-party
  Inc.                                                               administration services for workers
                                                                     compensation, automobile injury and
                                                                     disability claims.

  National Casualty           Wisconsin                              The corporation underwrites various
  Company                                                            property and casualty coverage, as well as
                                                                     individual and group accident and health
                                                                     insurance.

  National Casualty            England                               This company is currently inactive.
  Company of America,
  Ltd.

  National Deferred              Ohio                                The corporation administers deferred
  Compensation, Inc.                                                 compensation plans for public employees.

  Nationwide Advantage           Iowa                                The company is engaged in making
  Mortgage Company                                                   residential (1-4 family) mortgage loans.

  Nationwide Affinity           Kansas                               It is a shell insurer with no active
  Insurance Company of                                               policies or liabilities.
  America

  Nationwide                     Ohio                                The company invests in affordable
  Affordable Housing,                                                multi-family housing projects throughout
  LLC                                                                the U.S.

  Nationwide Agency,             Ohio                                The corporation is an insurance agency.
  Inc.

  Nationwide                     Iowa                                The corporation provides property and
  Agribusiness                                                       casualty insurance primarily to
  Insurance Company                                                  agricultural businesses.

  Nationwide Arena,              Ohio                                The purpose of this company is to develop
  LLC                                                                Nationwide Arena and to engage in related
                                                                     Arena district development activity.

  Nationwide Asset         England & Wales                           This company acts as a holding company.
  Management Holdings,
  Ltd.

  Nationwide Assurance        Wisconsin                              The corporation underwrites non-standard
  Company                                                            auto and motorcycle insurance.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Nationwide Capital             Ohio                                This is a holding company that funds/owns
  Mortgage, LLC                                                      commercial mortgage loans for an interim
                                                                     basis, hedges the loans during the
                                                                     ownership period, and then sells the loans
                                                                     as part of a securitization to generate a
                                                                     profit.

  Nationwide Cash                Ohio                                The corporation buys and sells investment
  Management Company                                                 securities of a short-term nature as agent
                                                                     for other corporations, foundations, and
                                                                     insurance company separate accounts.

  Nationwide Community           Ohio                                The company hold investments in low-income
  Development                                                        housing funds.
  Corporation, LLC

  Nationwide                     Ohio                                The corporation acts primarily as a holding
  Corporation                                                        company for entities affiliated with NMIC
                                                                     and NMFIC.

  Nationwide Financial           Ohio                                The corporation acts as an administrator of
  Assignment Company                                                 structured settlements.

  Nationwide Financial         Delaware                              The corporation engages in the business of
  Institution                                                        an insurance agency.
  Distributors Agency,
  Inc.

  Nationwide Financial        New Mexico                             The corporation engages in the business of
  Institution                                                        an insurance agency.
  Distributors Agency,
  Inc. of New Mexico

  Nationwide Financial      Massachusetts                            The corporation engages in the business of
  Institution                                                        an insurance agency.
  Distributors
  Insurance Agency,
  Inc. of
  Massachusetts

  Nationwide Financial         Bermuda                               The corporation is a long-term insurer that
  Services (Bermuda)                                                 issues variable annuity and variable life
  Ltd.                                                               products to persons outside the United
                                                                     States and Bermuda.

  Nationwide Financial         Delaware                              The Trust's sole purpose is to issue and
  Services Capital                                                   sell certain securities representing
  Trust                                                              individual beneficial interests in the
                                                                     assets of the Trust.

  Nationwide Financial         Delaware                              The Trust's sole purpose is to issue and
  Services Capital                                                   sell certain securities representing
  Trust II                                                           individual beneficial interests in the
                                                                     assets of the Trust.

  Nationwide Financial         Delaware                              The corporation acts primarily as a holding
  Services, Inc.                                                     company for companies within the Nationwide
                                                                     organization that offer or distribute
                                                                     long-term savings and retirement products.

  Nationwide Financial          Poland                               The corporation provides services to
  Sp. Z o.o                                                          Nationwide Global Holdings, Inc. in Poland.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Nationwide                     Ohio                                The corporation contributes to non-profit
  Foundation                                                         activities and projects.

  Nationwide General             Ohio                                The corporation transacts a general
  Insurance Company                                                  insurance business, except life insurance.

  Nationwide Global              Ohio                                The company acts as a support company for
  Finance, LLC                                                       Nationwide Global Holdings, Inc., in its
                                                                     international capitalization efforts.

  Nationwide Global           Luxembourg                             This company is formed to issue shares of
  Funds                                                              mutual funds.

  Nationwide Global              Ohio                                The corporation is a holding company for
  Holdings, Inc.                                                     international operations.

  Nationwide Global           Luxembourg                             It serves as an extension of Nationwide
  Holdings, Inc.                                                     Global Holdings, Inc.
  Luxembourg Branch

  Nationwide Global             Brazil                               The company acts as a holding company.
  Holdings-NGH Brazil
  Participacoes LTDA

  Nationwide Global            Delaware                              The company acts as a holding company.
  Japan, Inc.

  Nationwide Global           Hong Kong                              The corporation is a holding company for
  Limited                                                            Asian operations.

  Nationwide Health              Ohio                                The corporation operates as a Health
  Plans, Inc.                                                        Insurance Corporation (HIC).

  Nationwide Holdings,          Brazil                               The purpose of the company is to
  SA                                                                 participate in other companies related to
                                                                     the registrant's international operations.

  Nationwide Home                Ohio                                This corporation performs the marketing
  Mortgage                                                           function for Nationwide Advantage Mortgage
  Distributors, Inc.                                                 Company.

  Nationwide Indemnity           Ohio                                Acts as a reinsurer by assuming business
  Company                                                            from NMIC and other insurers within the
                                                                     Nationwide Insurance organization.

  Nationwide Insurance        Wisconsin                              The corporation is an independent agency
  Company of America                                                 personal lines underwriter of
                                                                     property/casualty insurance.

  Nationwide Insurance           Ohio                                The corporation transacts general insurance
  Company of Florida                                                 business except life insurance.

  Nationwide Insurance           Ohio                                The company provides administrative
  Sales Company, LLC                                                 services for the product sales and
                                                                     distribution channels of Nationwide Mutual
                                                                     Insurance Company and its affiliated and
                                                                     subsidiary insurance companies.

  Nationwide                  California                             The corporation is a special risk, excess
  International                                                      and surplus lines underwriting manager.
  Underwriters, Inc.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Nationwide                   Oklahoma                              It is a limited broker-dealer company doing
  Investment Services                                                business in the deferred compensation
  Corporation                                                        market and acts as an investment advisor.

  Nationwide Life and            Ohio                                The corporation engages in underwriting
  Annuity Insurance                                                  life insurance and granting, purchasing,
  Company                                                            and disposing of annuities.

  Nationwide Life and          Delaware                              The company insures against personal
  Annuity Company of                                                 injury, disablement or death resulting from
  America                                                            traveling or general accidents and against
                                                                     disablement resulting from sickness and
                                                                     every insurance appertaining thereto.

  Nationwide Life              Thailand                              The company acts as a holding company.
  Assurance Company,
  Ltd.

  Nationwide Life            Pennsylvania                            The company insures against personal
  Insurance Company of                                               injury, disablement or death resulting from
  America                                                            traveling or general accidents and against
                                                                     disablement resulting from sickness and
                                                                     every insurance appertaining thereto.

  Nationwide Life              Delaware                              The company insures against personal
  Insurance Company of                                               injury, disablement or death resulting from
  Delaware                                                           traveling or general accidents and against
                                                                     disablement resulting from sickness and
                                                                     every insurance appertaining thereto.

  Nationwide Life                Ohio                                This corporation provides individual life,
  Insurance Company                                                  group life and health insurance, fixed and
                                                                     variable annuity products, and other life
                                                                     insurance products.

  Nationwide Lloyds             Texas                                The corporation markets commercial property
                                                                     insurance in Texas.

  Nationwide                     Ohio                                The corporation offers a preferred provider
  Management System,                                                 organization and other related products and
  Inc.                                                               services.

  Nationwide Martima            Brazil                               To operate as a licensed insurance company
  Vida Previdencia                                                   in the categories of life and unrestricted
  S.A.                                                               private pension plans in Brazil.

  Nationwide Mortgage            Ohio                                The corporation acts as a holding company.
  Holdings, Inc.

  Nationwide Mutual              Ohio                                The company engages in a general insurance
  Fire Insurance                                                     and reinsurance business, except life
  Company                                                            insurance.

  Nationwide Mutual              Ohio                                The company engages in general insurance
  Insurance Company                                                  and reinsurance business, except life
                                                                     insurance.

  Nationwide                     Ohio                                The company is engaged in the business of
  Properties, Ltd.                                                   developing, owning and operating real
                                                                     estate and real estate investments.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Nationwide Property            Ohio                                The corporation engages in a general
  and Casualty                                                       insurance business, except life insurance.
  Insurance Company

  Nationwide Provident         Delaware                              This is an inactive company.
  Distributors, Inc
  (fka Providentmutual
  Distributors, Inc.)

  Nationwide Provident       Pennsylvania                            This is a holding company for non-insurance
  Holding Company                                                    subsidiaries.
  (fka-Provident
  Mutual Holding
  Company)

  Nationwide Realty              Ohio                                The company is engaged in the business of
  Investors, Ltd.                                                    developing, owning and operating real
                                                                     estate investments.

  Nationwide                     Ohio                                The corporation is an insurance agency
  Retirement Plan                                                    providing individual and group life,
  Services, Inc.                                                     disability and health insurance and
                                                                     marketing retirement plan administration
                                                                     and investments.

  Nationwide                   Delaware                              The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc.                                                    employees.

  Nationwide                   Alabama                               The corporation provides retirement
  Retirement                                                         products, marketing/education and
  Solutions, Inc. of                                                 administration to public employees and
  Alabama                                                            educators.

  Nationwide                   Arizona                               The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  Arizona

  Nationwide                   Arkansas                              The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  Arkansas

  Nationwide                   Montana                               The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  Montana

  Nationwide                    Nevada                               The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  Nevada

  Nationwide                  New Mexico                             The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  New Mexico



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Nationwide                     Ohio                                The corporation provides retirement
  Retirement                                                         products, marketing/education and
  Solutions, Inc. of                                                 administration to public employees.
  Ohio

  Nationwide                   Oklahoma                              The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  Oklahoma

  Nationwide                 South Dakota                            The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  South Dakota

  Nationwide                    Texas                                The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  Texas

  Nationwide                   Wyoming                               The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Inc. of                                                 employees.
  Wyoming

  Nationwide                Massachusetts                            The corporation markets and administers
  Retirement                                                         deferred compensation plans for public
  Solutions, Insurance                                               employees.
  Agency, Inc.

  Nationwide                     Ohio                                The corporation is a registered
  Securities, Inc.                                                   broker-dealer and provides investment
                                                                     management and administrative services.

  Nationwide Services            Ohio                                The company performs shared services
  Company, LLC                                                       functions for the Nationwide organization.

  Nationwide Services           Poland                               The corporation provides services to
  Sp. Zo.o                                                           Nationwide Global Holdings, Inc. in Poland.

  Nationwide Strategic           Ohio                                The company acts as a private equity fund
  Investment Fund, LLC                                               investing in companies for investment
                                                                     purposes and to create strategic
                                                                     opportunities for Nationwide.

  Nationwide                    Poland                               The corporation is authorized to engage in
  Towarzystwo                                                        the business of life insurance and pension
  Ubezpieczen na Zycie                                               products in Poland.
  S.A.

  Nationwide Trust                                                   This is a federal savings bank chartered by
  Company, FSB                                                       the Office of Thrift Supervision in the
                                                                     United States Department of the Treasury to
                                                                     exercise custody and fiduciary powers.

  Nationwide UK Asset      England & Wales                           The company acts as a holding company.
  Management Holdings,
  Ltd.

  Nationwide UK            England & Wales                           The company acts as a holding company.
  Holding Company,
  Ltd.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Newhouse Capital             Delaware                              The company invests in financial services
  Partners, LLC                                                      companies that specialize in e-commerce and
                                                                     promote distribution of financial services.

  Newhouse Special             Delaware                              The company plans to own and manage
  Situations Fund I,                                                 contributed securities and to achieve
  LLC                                                                long-term capital appreciation from the
                                                                     contributed securities and through
                                                                     investments in a portfolio of other equity
                                                                     investments in financial service by the
                                                                     Company to be undervalued.

  NFS Distributors,            Delaware                              The corporation acts primarily as a holding
  Inc.                                                               company for Nationwide Financial Services,
                                                                     Inc. distribution companies.

  NFSB Investments,            Bermuda                               The corporation buys and sells investment
  Inc. (new company                                                  securities for its own account in order to
  Jul 02)                                                            enhance the investment returns of its
                                                                     affiliates.

  NGH Luxembourg, S.          Luxembourg                             The company acts primarily as a holding
  A.                                                                 company for Nationwide Global Holdings,
                                                                     Inc. European operations.

  NGH Netherlands,           Netherlands                             The company acts as a holding company for
  B.V.                                                               other Nationwide overseas companies.

  NGH UK, Ltd.              United Kingdom                           The company functions as a support company
                                                                     for other Nationwide overseas companies.

  NorthPointe Capital,         Delaware                              The company acts as a registered investment
  LLC                                                                advisor.

  PanEuroLife                 Luxembourg                             This Luxembourg-based life insurance
                                                                     company provides individual life insurance
                                                                     primarily in the United Kingdom, Belgium
                                                                     and France.

  Pension Associates,         Wisconsin                              The corporation provides pension plan
  Inc.                                                               administration and record keeping services
                                                                     and pension plan compensation consulting.

  PNAM, Inc.                   Delaware                              This is a holding company.

  Premier Agency, Inc.           Iowa                                This corporation is an insurance agency.

  Provestco, Inc.              Delaware                              The company serves as a general partner in
                                                                     certain real estate limited partnerships
                                                                     invested in by NLICA.

  RCMD Financial               Delaware                              This is a holding company.
  Services, Inc.

  Retention                    Bermuda                               The company will write first dollar
  Alternatives, Ltd.                                                 insurance policies in the following lines
                                                                     of insurance: workers compensation, general
                                                                     liability and automobile liability for its
                                                                     affiliates in the United States.

  RF Advisors, Inc.          Pennsylvania                            This is an inactive company.

  Riverview Agency              Texas                                The corporation is an insurance agency
                                                                     licensed with the Texas Department of
                                                                     Insurance.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  Riverview                    Delaware                              This company is an investment advisor and a
  International Group,                                               broker/dealer.
  Inc.

  RP&C International             Ohio                                The company is an investment banking firm,
                                                                     which provides specialist advisory services
                                                                     and innovative financial solutions to
                                                                     public and private companies
                                                                     internationally.

  SBSC Ltd. (Thailand)         Thailand                              This company acts as a holding company.

  Scottsdale Indemnity           Ohio                                The corporation engages in a general
  Company                                                            insurance business, except life insurance.

  Scottsdale Insurance           Ohio                                The corporation primarily provides excess
  Company                                                            and surplus lines of property and casualty
                                                                     insurance.

  Scottsdale Surplus           Arizona                               The corporation provides excess and surplus
  Lines Insurance                                                    lines coverage on a non-admitted basis.
  Company

  Siam Ar-Na-Khet              Thailand                              The company is a holding company.
  Company Limited

  Software Development         Delaware                              The company once used to customize and sell
  Corp.                                                              IMACS, NLICA (fka Provident Mutual Life
                                                                     Insurance) direct response administration
                                                                     system.

  TBG Insurance               California                             The corporation markets and administers
  Services Corporation                                               executive benefit plans.

  Vertboise, SA               Luxembourg                             The company acts as a real property holding
                                                                     company.

  Veterinary Pet              California                             This company provides pet insurance.
  Insurance Company

  Veterinary Pet              California                             This corporation acts as a holding company.
  Services, Inc.

  Villanova                    Delaware                              The purpose of the company is to provide
  Securities, LLC                                                    brokerage services for block mutual fund
                                                                     trading for both affiliated and
                                                                     non-affiliated investment advisors and
                                                                     perform block mutual fund trading directly
                                                                     with fund companies.

  VPI Services, Inc.          California                             The company operates as a nationwide pet
                                                                     registry service for holders of Veterinary
                                                                     Pet Insurance policies, including pet
                                                                     indemnification and lost pet recovery
                                                                     program.

  Washington Square          Pennsylvania                            This company provided administrative
  Administrative                                                     services to NLACA.
  Services, Inc.

  Western Heritage             Arizona                               The corporation underwrites excess and
  Insurance Company                                                  surplus lines of property and casualty
                                                                     insurance.



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  *MFS Variable                  Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account                                        Separate Account

  *Nationwide Multi-             Ohio            Nationwide Life     Issuer of Annuity Contracts
  Flex Variable                                  Separate Account
  Account

  *Nationwide VA                 Ohio            Nationwide Life     Issuer of Annuity Contracts
  Separate Account-A                             and Annuity
                                                 Separate Account

  *Nationwide VA                 Ohio            Nationwide Life     Issuer of Annuity Contracts
  Separate Account-B                             and Annuity
                                                 Separate Account

  *Nationwide VA                 Ohio            Nationwide Life     Issuer of Annuity Contracts
  Separate Account-C                             and Annuity
                                                 Separate Account

  *Nationwide VA                 Ohio            Nationwide Life     Issuer of Annuity Contracts
  Separate Account-D                             and Annuity
                                                 Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account                                        Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-II                                     Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-3                                      Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-4                                      Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-5                                      Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-6                                      Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-7                                      Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-8                                      Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-9                                      Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-10                                     Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-11                                     Separate Account

  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-12                                     Separate Account



                                                    NO. VOTING
                                                    SECURITIES
                                                   (SEE ATTACHED
                            STATE/COUNTRY              CHART
        COMPANY            OF ORGANIZATION       UNLESS OTHERWISE                PRINCIPAL BUSINESS
                                                    INDICATED)
  *Nationwide Variable           Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-13                                     Separate Account

  Nationwide Variable            Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-14                                     Separate Account

  Nationwide Variable            Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-15                                     Separate Account

  Nationwide Variable            Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-16                                     Separate Account

  Nationwide Variable            Ohio            Nationwide Life     Issuer of Annuity Contracts
  Account-17                                     Separate Account

  Nationwide VL                  Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-A                             and Annuity
                                                 Separate Account

  Nationwide VL                  Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-B                             and Annuity
                                                 Separate Account

  *Nationwide VL                 Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-C                             and Annuity
                                                 Separate Account

  *Nationwide VL                 Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-D                             and Annuity
                                                 Separate Account

  *Nationwide VLI                Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account                               Separate Account

  *Nationwide VLI                Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-2                             Separate Account

  *Nationwide VLI                Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-3                             Separate Account

  *Nationwide VLI                Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-4                             Separate Account

  *Nationwide VLI                Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-5                             Separate Account

  Nationwide VLI                 Ohio            Nationwide Life     Issuer of Life Insurance Policies
  Separate Account-6                             Separate Account




   * Subsidiaries for which separate financial statements are filed



  ** Subsidiaries included in the respective consolidated financial statements



 *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries



**** Other subsidiaries

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                                       C-23
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                                       C-24
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                                       C-25
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                                       C-26
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                                       C-27
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                                [NATIONWIDE(R)]


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                                       C-28
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Item 30.  Indemnification

The By-Laws of Nationwide Life Insurance Company of America provide as follows:

                                   ARTICLE IX

            INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

     Section 9.01. Indemnification. The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

     Section 9.02. Non-exclusivity and Supplementary Coverage. The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

     Section 9.03. Payment of Indemnification. An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

     Section 9.04. Payment of Expenses. Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation. Advancement of expenses shall be authorized by the Board of Directors.

     Section 9.05. Proceedings Initiated by a Director, Officer and Other Persons. Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriter


     (a) Other Activity. 1717 Capital Management Company ("1717") is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. 1717 is also principal underwriter for Nationwide Provident VLI Separate Account A, Nationwide Provident VA Separate Account 1, and Nationwide Provident VA Separate Account A.


     (b) Management. The following information is furnished with respect to the officers and directors of 1717:

NAME AND PRINCIPAL                 POSITIONS AND OFFICES            POSITIONS AND OFFICES
BUSINESS ADDRESS*                        WITH 1717                     WITH DEPOSITOR
------------------                 ---------------------            ---------------------


Peter D. Cuozzo..............  Director and Senior Vice        Senior Vice President
                               President
Lance A. Reihl...............  Director, President, and        Vice President
                               Chief Operating Officer
Gary D. McMahan..............  Director                        Director, President and Chief
                                                               Operating Officer
James D. Benson..............  Senior Vice President and       Senior Vice President and
                               Assistant Treasurer             Treasurer
Scott V. Carney..............  Senior Vice President           Senior Vice President and
                                                               Actuary
William E. Mabe***...........  Senior Vice President           Senior Vice President
Denise Sortino***............  Senior Vice President           Senior Vice President
Thomas E. Barnes**...........  Vice President and Secretary    Vice President and Assistant
                                                               Secretary
Todd Miller..................  Treasurer and Chief Financial   Director, Corporate
                               Officer                         Accounting
Kathleen Walsh***............  Vice President                  Vice President


---------------
  * Principal business address is c/o Nationwide Life Insurance Company of America, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.

 ** The address is One Nationwide Plaza, Columbus, Ohio 43215.

*** The address is 300 Continental Drive, Newark, Delaware 19713.

     (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)             (2)                                              (5)
  NAME OF     NET UNDERWRITING         (3)             (4)
 PRINCIPAL     DISCOUNTS AND     COMPENSATION ON    BROKERAGE
UNDERWRITER     COMMISSIONS        REDEMPTION      COMMISSIONS   COMPENSATION
-----------   ----------------   ---------------   -----------   ------------
 1717               N/A               None             N/A           N/A

Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 33.  Management Services

All management contracts are discussed in Part A or Part B.

Item 34.  Fee Representation

Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this post-effective amendment to the registration statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Berwyn and Commonwealth of Pennsylvania, on the 21st day of April, 2003.


                                             NATIONWIDE PROVIDENT VLI
                                             SEPARATE ACCOUNT 1 (REGISTRANT)
                                             By: NATIONWIDE LIFE INSURANCE
                                                 COMPANY OF AMERICA (DEPOSITOR)


           Attest: /s/ KATHERINE DEPERI                            By: /s/ GARY D. MCMAHAN
---------------------------------------------------    ----------------------------------------------
                     Katherine DePeri                                  Gary D. McMahan
                                                               Director, President, and Chief
                                                                      Operating Officer

                                                                  NATIONWIDE LIFE INSURANCE
                                                               COMPANY OF AMERICA (DEPOSITOR)

           Attest: /s/ KATHERINE DEPERI                            By: /s/ GARY D. MCMAHAN
---------------------------------------------------    ----------------------------------------------
                     Katherine DePeri                                  Gary D. McMahan
                                                               Director, President, and Chief
                                                                      Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on April 21, 2003.



                    SIGNATURES                                              TITLE
                    ----------                                              -----
                /s/ GARY D. MCMAHAN                       Director, President, and Chief Operating
---------------------------------------------------          Officer (Principal Executive Officer)
                  Gary D. McMahan

                /s/ JAMES D. BENSON                          Senior Vice President and Treasurer
---------------------------------------------------             (Principal Financial Officer/
                  James D. Benson                               Principal Accounting Officer)

                         *                                 Director, Chairperson of the Board, and
---------------------------------------------------                Chief Executive Officer
                  W.G. Jurgensen

                         *                               Director and Vice Chairperson of the Board
---------------------------------------------------
                 Joseph J. Gasper

                         *                                                Director
---------------------------------------------------
                 Richard A. Karas

                         *                                                Director
---------------------------------------------------
                 Robert A. Rosholt

                         *                                  Director, Senior Vice President, and
---------------------------------------------------                  Assistant Treasurer
                 Mark A. Thresher

             *By: /s/ KATHERINE DEPERI
   ---------------------------------------------
                 Katherine DePeri
                 Attorney-In-Fact
           Pursuant to Power of Attorney

                                 EXHIBIT INDEX



EXHIBITS
--------
 7.(1)      Additional list of reinsurance contracts
14.(a)      Consent of Sutherland Asbill and Brennan LLP
14.(b)      Consent of PricewaterhouseCoopers LLP
14.(c)      Consent of KPMG LLP
14.(d)      Consent of Scott Carney, FSA, MAAA